                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708

                             SunAmerica Income Funds
    -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ     07311
    -----------------------------------------------------------------------
             (Address of principal executive offices)             (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
    -----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Item 1. Reports to Stockholders

        SunAmerica Income Funds, Semiannual Report at September 30, 2005.

                                    [GRAPHIC]


  SunAmerica

                                                                   Income Funds

                                         2005 SEMIANNUAL REPORT


[LOGO] AIG Sun America
Mutual Funds

        September 30, 2005                                     SEMIANNUAL REPORT

SUNAMERICA INCOME FUNDS

SunAmerica Core Bond Fund (NAIBX)

SunAmerica U.S. Government Securities Fund (SGTAX)

SunAmerica GNMA Fund (GNMAX)

SunAmerica Strategic Bond Fund (SDIAX)

SunAmerica High Yield Bond Fund (SHNAX)

SunAmerica Tax Exempt Insured Fund (STEAX)

                        Table of Contents

             SHAREHOLDER LETTER................................  2
             EXPENSE EXAMPLE...................................  3
             STATEMENT OF ASSETS AND LIABILITIES...............  5
             STATEMENT OF OPERATIONS...........................  7
             STATEMENT OF CHANGES IN NET ASSETS................  9
             FINANCIAL HIGHLIGHTS.............................. 12
             PORTFOLIO OF INVESTMENTS.......................... 19
             NOTES TO FINANCIAL STATEMENTS..................... 64
             APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY
             AGREEMENTS........................................ 82
             TRUSTEE AND OFFICER INFORMATION................... 86

        Shareholder Letter

Dear Shareholder:

We are pleased to present this semiannual update for the SunAmerica Income Funds for the period ended September 30, 2005.

The six-month period began hopefully--amid favorable inflation data and a rally in 10-year Treasuries as there was speculation that the Federal Reserve would finish its tightening cycle earlier than expected. The period concluded with great uncertainty over the direction of the fixed income markets. The impact of Hurricanes Katrina and Rita, rising energy prices, and continued Federal tightening have fostered the crosscurrents of higher inflation and slower economic growth.

The Federal Reserve has raised the Federal Funds rate (its overnight lending rate) 11 times since it began its tightening policy in June 2004, ending September at 3.75%. The effect of this tightening has been to flatten the yield curve. The compression of yields between two- and ten-year Treasuries, which had been 2.50% in early 2004, narrowed to as low as 0.11% in September.

Despite the fact that most major bond indices delivered negative returns during the last three months of the period; six-month returns for major indices were positive. The Lehman Aggregate Bond Index returned 2.31%; the Lehman Government Bond Index rose 2.39%, and the Lehman Municipal Bond Index returned 2.80%

The high yield market continued its run of solid performance, with the CSFB High Yield Index delivering a 2.82% return for the period. The high-yield market had been improving nicely until Delta Airlines and Northwest Airlines both filed for bankruptcy in mid-September. From that point on, the risks of higher energy prices began to weigh on the markets, particularly the airlines, automotive and packaging sectors.

Despite this challenging backdrop, the SunAmerica Income Funds' portfolio managers were able to add value for our investors. Five of the six SunAmerica Income Funds were in the top quartile of their respective Lipper peer group for the six-month period. Of particular note are the SunAmerica High Yield Bond Fund and the SunAmerica Strategic Bond Fund, both of which were in the top 10% of their Lipper peer groups during the period.

We continue to recommend investors to construct a diversified portfolio with an asset allocation appropriate to their individual circumstances and risk profile. We urge you to sit down with your financial advisor to review your portfolio.

We thank you for including AIG SunAmerica Mutual Funds in your investment plan. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

The SunAmerica Income Funds Investment Professionals

      AIG SunAmerica Asset Management Corp. AIG Global Investment Corp.
      ------------------------------------- -
      Michael Cheah                         Rich Mercante Hutch Bryan
      Andrew Doulos                         Greg Braun    Geoffrey Cornell
      Brian Wiese

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2005 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2005 and held until September 30, 2005.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2005" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended September 30, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2005" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended September 30, 2005" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2005" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Fund's prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2005" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2005 -- (unaudited) (continued)

                                                  Actual                                  Hypothetical
                                ------------------------------------------ ------------------------------------------
                                                                                         Ending Account
                                              Ending Account                              Value Using
                                               Value Using   Expenses Paid               a Hypothetical Expenses Paid
                                  Beginning       Actual      During the     Beginning     5% Assumed    During the
                                Account Value   Return at    Period Ended  Account Value   Return at    Period Ended
                                 at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30,
                                    2005           2005          2005*         2005           2005          2005*
                                ------------- -------------- ------------- ------------- -------------- -------------
Core Bond Fund
  Class A #....................   $1,000.00     $1,023.86       $ 5.58       $1,000.00     $1,019.55       $ 5.57
  Class B #....................   $1,000.00     $1,020.55       $ 8.86       $1,000.00     $1,016.29       $ 8.85
  Class C #....................   $1,000.00     $1,020.55       $ 8.86       $1,000.00     $1,016.29       $ 8.85
  Class I #....................   $1,000.00     $1,023.36       $ 5.07       $1,000.00     $1,020.05       $ 5.06
  Class Z #....................   $1,000.00     $1,026.78       $ 2.69       $1,000.00     $1,022.41       $ 2.69
U.S. Government Securities Fund
  Class A #....................   $1,000.00     $1,020.73       $ 5.02       $1,000.00     $1,020.10       $ 5.01
  Class B #....................   $1,000.00     $1,018.52       $ 8.30       $1,000.00     $1,016.85       $ 8.29
  Class C #....................   $1,000.00     $1,017.43       $ 8.29       $1,000.00     $1,016.85       $ 8.29
GNMA Fund
  Class A #....................   $1,000.00     $1,017.85       $ 5.01       $1,000.00     $1,020.10       $ 5.01
  Class B #....................   $1,000.00     $1,014.54       $ 8.28       $1,000.00     $1,016.85       $ 8.29
  Class C #....................   $1,000.00     $1,014.54       $ 8.28       $1,000.00     $1,016.85       $ 8.29
Strategic Bond Fund
  Class A #....................   $1,000.00     $1,043.49       $ 6.92       $1,000.00     $1,018.30       $ 6.83
  Class B #....................   $1,000.00     $1,042.95       $10.40       $1,000.00     $1,014.89       $10.25
  Class C #....................   $1,000.00     $1,039.93       $10.38       $1,000.00     $1,014.89       $10.25
High Yield Bond Fund
  Class A #....................   $1,000.00     $1,069.13       $ 7.05       $1,000.00     $1,018.25       $ 6.88
  Class B #....................   $1,000.00     $1,065.59       $10.41       $1,000.00     $1,014.99       $10.15
  Class C #....................   $1,000.00     $1,065.44       $10.41       $1,000.00     $1,014.99       $10.15
  Class Z #....................   $1,000.00     $1,072.09       $ 4.10       $1,000.00     $1,021.11       $ 4.00
Tax Exempt Insured Fund
  Class A......................   $1,000.00     $1,022.30       $ 6.64       $1,000.00     $1,018.50       $ 6.63
  Class B......................   $1,000.00     $1,018.21       $ 9.92       $1,000.00     $1,015.24       $ 9.90
  Class C #....................   $1,000.00     $1,019.04       $ 9.87       $1,000.00     $1,015.29       $ 9.85




                                   Expense
                                    Ratio
                                    as of
                                September 30,
                                    2005*
                                -------------
Core Bond Fund
  Class A #....................     1.10%
  Class B #....................     1.75%
  Class C #....................     1.75%
  Class I #....................     1.00%
  Class Z #....................     0.53%
U.S. Government Securities Fund
  Class A #....................     0.99%
  Class B #....................     1.64%
  Class C #....................     1.64%
GNMA Fund
  Class A #....................     0.99%
  Class B #....................     1.64%
  Class C #....................     1.64%
Strategic Bond Fund
  Class A #....................     1.35%
  Class B #....................     2.03%
  Class C #....................     2.03%
High Yield Bond Fund
  Class A #....................     1.36%
  Class B #....................     2.01%
  Class C #....................     2.01%
  Class Z #....................     0.79%
Tax Exempt Insured Fund
  Class A......................     1.31%
  Class B......................     1.96%
  Class C #....................     1.95%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the six months ended September 30, 2005" and the "Expenses Ratios" would have been higher.

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2005 -- (unaudited)

                                                                         U.S. Government                 Strategic
                                                             Core Bond     Securities        GNMA          Bond
                                                               Fund           Fund           Fund          Fund
                                                           ------------  --------------- ------------  ------------
ASSETS:
Long-term Investment securities, at value* (unaffiliated). $188,731,208   $206,871,087   $457,303,591  $192,410,501
Long-term Investment securities, at value* (affiliated)...      135,000             --             --       145,800
Short term investment securities, at value*...............           --             --     69,987,672     2,093,000
Repurchase agreements (cost equals market)................    7,408,000             --    100,604,000     5,544,000
                                                           ------------   ------------   ------------  ------------
  Total investments.......................................  196,274,208    206,871,087    627,895,263   200,193,301
                                                           ------------   ------------   ------------  ------------
Cash......................................................           --          3,537            543     3,042,868
Foreign cash*.............................................           --             --             --     1,157,335
Deposit with broker for securities sold short.............           --             --             --
Receivable for:
  Shares of beneficial interest sold......................       84,564         15,004        183,728     2,763,841
  Dividends and interest..................................    1,875,583      1,344,814      1,852,692     2,669,216
  Investments sold........................................    4,416,766             --             --     1,574,725
Prepaid expenses and other assets.........................        2,061          2,193          5,108         1,080
Due from investment adviser for expense reimbursements/fee
 waivers..................................................       20,011         64,065         43,810            --
Unrealized appreciation on forward currency contracts.....           --             --             --       242,831
                                                           ------------   ------------   ------------  ------------
Total assets..............................................  202,673,193    208,300,700    629,981,144   211,645,197
                                                           ------------   ------------   ------------  ------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..................       29,719        345,181        562,781       263,983
  Investments purchased...................................    6,307,656             --    152,448,889     3,536,279
  Investment advisory and management fees.................       96,946        108,830        180,819       106,493
  Distribution and service maintenance fees...............       57,327         77,111        215,363       113,750
  Trustees' fees and expenses.............................       29,597        101,911         50,032        23,836
  Other accrued expenses..................................      219,485        203,639        289,214       121,432
  Line of credit..........................................           --      2,544,274             --            --
Dividends payable.........................................       11,919        104,492        165,867       299,275
Due to custodian..........................................      504,442             --             --            --
Unrealized depreciation on forward currency contracts.....           --             --             --       164,485
                                                           ------------   ------------   ------------  ------------
Total liabilities.........................................    7,257,091      3,485,438    153,912,965     4,629,533
                                                           ------------   ------------   ------------  ------------
Net assets................................................ $195,416,102   $204,815,262   $476,068,179  $207,015,664
                                                           ============   ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............ $    192,301   $    218,025   $    424,194  $    582,579
Paid-in capital...........................................  197,104,514    215,338,367    476,477,226   231,497,928
                                                           ------------   ------------   ------------  ------------
                                                            197,296,815    215,556,392    476,901,420   232,080,507
Accumulated undistributed net investment income (loss)....       71,622       (401,453)    (1,164,409)      380,444
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short and
 foreign exchange transactions............................   (1,136,976)    (8,416,370)     3,916,606   (30,243,169)
Unrealized appreciation (depreciation) on investments.....     (815,359)    (1,923,307)    (3,585,438)    4,744,239
Unrealized appreciation (depreciation) on foreign exchange
 transactions.............................................           --             --             --        53,643
                                                           ------------   ------------   ------------  ------------
   Net assets............................................. $195,416,102   $204,815,262   $476,068,179  $207,015,664
                                                           ============   ============   ============  ============
*Cost
  Long-term investment securities (unaffiliated).......... $189,551,299   $208,794,394   $460,889,029  $187,683,059
                                                           ============   ============   ============  ============
  Long-term investment securities (affiliated)............ $    130,268   $         --   $         --  $    129,003
                                                           ============   ============   ============  ============
  Short-term investment securities........................ $         --   $         --   $ 69,987,672  $  2,093,000
                                                           ============   ============   ============  ============
  Foreign Cash............................................ $         --   $         --   $         --  $  1,174,952
                                                           ============   ============   ============  ============

                                                             High Yield    Tax Exempt
                                                                Bond        Insured
                                                                Fund          Fund
                                                           -------------  -----------
ASSETS:
Long-term Investment securities, at value* (unaffiliated). $ 268,822,114  $64,879,687
Long-term Investment securities, at value* (affiliated)...       864,000           --
Short term investment securities, at value*...............            --    6,153,836
Repurchase agreements (cost equals market)................            --           --
                                                           -------------  -----------
  Total investments.......................................   269,686,114   71,033,523
                                                           -------------  -----------
Cash......................................................            --          958
Foreign cash*.............................................       142,231           --
Deposit with broker for securities sold short.............       129,710           --
Receivable for:
  Shares of beneficial interest sold......................       829,281        5,351
  Dividends and interest..................................     5,292,873      953,715
  Investments sold........................................    24,578,848    3,365,520
Prepaid expenses and other assets.........................         3,365          799
Due from investment adviser for expense reimbursements/fee
 waivers..................................................        69,748        1,313
Unrealized appreciation on forward currency contracts.....            --           --
                                                           -------------  -----------
Total assets..............................................   300,732,170   75,361,179
                                                           -------------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..................     7,306,556       21,919
  Investments purchased...................................     2,009,495    3,320,610
  Investment advisory and management fees.................       195,381       29,877
  Distribution and service maintenance fees...............       156,436       28,023
  Trustees' fees and expenses.............................        47,010       31,481
  Other accrued expenses..................................       216,551       94,496
  Line of credit..........................................    40,303,004           --
Dividends payable.........................................       560,431       54,876
Due to custodian..........................................     5,717,449           --
Unrealized depreciation on forward currency contracts.....            --           --
                                                           -------------  -----------
Total liabilities.........................................    56,512,313    3,581,282
                                                           -------------  -----------
Net assets................................................ $ 244,219,857  $71,779,897
                                                           =============  ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value............ $     533,335  $    55,654
Paid-in capital...........................................   330,868,508   67,496,084
                                                           -------------  -----------
                                                             331,401,843   67,551,738
Accumulated undistributed net investment income (loss)....      (841,067)     (36,286)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, securities sold short and
 foreign exchange transactions............................  (101,347,464)     752,519
Unrealized appreciation (depreciation) on investments.....    15,017,906    3,511,926
Unrealized appreciation (depreciation) on foreign exchange
 transactions.............................................       (11,361)          --
                                                           -------------  -----------
   Net assets............................................. $ 244,219,857  $71,779,897
                                                           =============  ===========
*Cost
  Long-term investment securities (unaffiliated).......... $ 253,922,062  $61,367,761
                                                           =============  ===========
  Long-term investment securities (affiliated)............ $     746,146  $        --
                                                           =============  ===========
  Short-term investment securities........................ $          --  $ 6,153,836
                                                           =============  ===========
  Foreign Cash............................................ $     153,592  $        --
                                                           =============  ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30,
        2005 -- (unaudited) (continued)

                                                                           U.S. Government               Strategic   High Yield
                                                               Core Bond     Securities        GNMA        Bond         Bond
                                                                 Fund           Fund           Fund        Fund         Fund
                                                              ------------ --------------- ------------ ----------- ------------
Class A (unlimited shares authorized):
Net assets................................................... $171,252,162  $170,703,374   $333,940,582 $99,070,730 $116,155,704
Shares of beneficial interest issued and outstanding.........   16,852,801    18,171,427     29,782,137  27,906,664   25,413,395
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................ $      10.16  $       9.39   $      11.21 $      3.55 $       4.57
Maximum sales charge (4.75% of offering price)...............         0.51          0.47           0.56        0.18         0.23
                                                              ------------  ------------   ------------ ----------- ------------
Maximum offering price to public............................. $      10.67  $       9.86   $      11.77 $      3.73 $       4.80
                                                              ============  ============   ============ =========== ============
Class B (unlimited shares authorized):
Net assets................................................... $  4,911,753  $ 24,832,116   $ 92,269,657 $42,682,200 $ 56,436,241
Shares of beneficial interest issued and outstanding.........      484,578     2,642,284      8,207,116  12,028,991   12,328,559
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................ $      10.14  $       9.40   $      11.24 $      3.55 $       4.58
                                                              ============  ============   ============ =========== ============
Class C (unlimited shares authorized):
Net assets................................................... $  4,091,947  $  9,279,772   $ 49,857,940 $65,262,734 $ 63,244,159
Shares of beneficial interest issued and outstanding.........      403,132       988,812      4,430,168  18,322,277   13,760,657
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................ $      10.15  $       9.38   $      11.25 $      3.56 $       4.60
                                                              ============  ============   ============ =========== ============
Class I (unlimited shares authorized):
Net assets................................................... $  1,388,269  $         --   $         -- $        -- $         --
Shares of beneficial interest issued and outstanding.........      136,443            --             --          -- $         --
Net asset value, offering and redemption price per share..... $      10.17  $         --   $         -- $        -- $         --
                                                              ============  ============   ============ =========== ============
Class Z (unlimited shares authorized):
Net assets................................................... $ 13,771,971  $         --   $         -- $        -- $  8,383,753
Shares of beneficial interest issued and outstanding.........    1,353,123            --             --          --    1,830,886
Net asset value, offering and redemption price per share..... $      10.18  $         --   $         -- $        -- $       4.58
                                                              ============  ============   ============ =========== ============

                                                              Tax Exempt
                                                               Insured
                                                                 Fund
                                                              -----------
Class A (unlimited shares authorized):
Net assets................................................... $58,604,941
Shares of beneficial interest issued and outstanding.........   4,544,409
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................ $     12.90
Maximum sales charge (4.75% of offering price)...............        0.64
                                                              -----------
Maximum offering price to public............................. $     13.54
                                                              ===========
Class B (unlimited shares authorized):
Net assets................................................... $ 7,788,337
Shares of beneficial interest issued and outstanding.........     603,551
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................ $     12.90
                                                              ===========
Class C (unlimited shares authorized):
Net assets................................................... $ 5,386,619
Shares of beneficial interest issued and outstanding.........     417,471
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................ $     12.90
                                                              ===========
Class I (unlimited shares authorized):
Net assets................................................... $        --
Shares of beneficial interest issued and outstanding.........          --
Net asset value, offering and redemption price per share..... $        --
                                                              ===========
Class Z (unlimited shares authorized):
Net assets................................................... $        --
Shares of beneficial interest issued and outstanding.........          --
Net asset value, offering and redemption price per share..... $        --
                                                              ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2005 -- (unaudited)

                                                                                      Core
                                                                                      Bond     U.S. Government
                                                                                      Fund     Securities Fund  GNMA Fund
                                                                                   ----------  --------------- ----------
INCOME:
  Dividends* (unaffiliated)....................................................... $   39,627    $       --    $       --
  Interest (unaffiliated).........................................................  5,068,259     4,646,140     9,542,123
  Interest (affiliated)...........................................................      6,875            --            --
                                                                                   ----------    ----------    ----------
   Total investment income........................................................  5,114,761     4,646,140     9,542,123
                                                                                   ----------    ----------    ----------
EXPENSES:
  Investment advisory and management fees.........................................    591,585       681,355     1,125,992
  Distribution and service maintenance fees:
   Class A........................................................................    300,516       304,263       593,316
   Class B........................................................................     24,891       131,744       492,702
   Class C........................................................................     21,723        49,373       269,655
  Service fees -- Class I.........................................................      1,743            --            --
  Transfer agent fees:
   Class A........................................................................    188,896       216,429       379,409
   Class B........................................................................      7,161        36,962       124,887
   Class C........................................................................      7,592        13,551        71,115
   Class I........................................................................      1,534            --            --
   Class Z........................................................................         --            --            --
   Class X........................................................................         --            --           665
  Registration fees:
   Class A........................................................................     10,549        13,359        29,125
   Class B........................................................................      4,575         8,235        10,614
   Class C........................................................................      8,235        11,895         9,150
   Class I........................................................................         --            --            --
   Class Z........................................................................         --            --            --
  Custodian fees..................................................................     16,388        24,264        55,660
  Reports to shareholders.........................................................         --        45,707        54,645
  Audit and tax fees..............................................................     14,640        15,043        17,344
  Legal fees......................................................................      1,916         4,489         6,954
  Trustees' fees and expenses.....................................................      3,344         6,277        14,330
  Interest expense................................................................         --         1,061            --
  Interest expense on securities sold short.......................................         --            --            --
  Other expenses..................................................................      5,549         7,551        13,950
                                                                                   ----------    ----------    ----------
   Total expenses before fee waivers, expense reimbursements and custody credits..  1,210,837     1,571,558     3,269,513
   Fees waived and expenses reimbursed by investment advisor......................   (136,007)     (413,142)     (338,789)
   Custody credits earned on cash balances........................................     (2,663)           (7)           --
                                                                                   ----------    ----------    ----------
   Net expenses...................................................................  1,072,167     1,158,409     2,930,724
                                                                                   ----------    ----------    ----------
Net investment income (loss)......................................................  4,042,594     3,487,731     6,611,399
                                                                                   ----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)............................    221,810       746,496     2,341,923
Net realized foreign exchange gain (loss) on other assets and liabilities.........         --            --            --
                                                                                   ----------    ----------    ----------
Net realized gain (loss) on investments and foreign currencies....................    221,810       746,496     2,341,923
                                                                                   ----------    ----------    ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....    419,566       177,179      (433,967)
Change in unrealized appreciation (depreciation) on investments (affiliated)......     (3,125)           --            --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.         --            --            --
Change in unrealized appreciation (depreciation) on securities sold short.........     12,109            --            --
                                                                                   ----------    ----------    ----------
Net unrealized gain (loss) on investments and foreign currencies..................    428,550       177,179      (433,967)
                                                                                   ----------    ----------    ----------
Net realized and unrealized gain (loss) on investments and foreign currencies.....    650,360       923,675     1,907,956
                                                                                   ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $4,692,954    $4,411,406    $8,519,355
                                                                                   ==========    ==========    ==========
*Net of foreign withholding taxes on interest and dividends of.................... $    1,106    $       --    $       --
                                                                                   ==========    ==========    ==========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF OPERATIONS -- For the six months ended September 30, 2005 -- (unaudited) (continued)

                                                                                    Strategic   High Yield   Tax Exempt
                                                                                    Bond Fund   Bond Fund   Insured Fund
                                                                                   ----------  -----------  ------------
INCOME:
  Dividends* (unaffiliated)....................................................... $   44,172  $   183,068   $       --
  Interest (unaffiliated).........................................................  5,355,467   14,532,351    1,624,975
  Interest (affiliated)...........................................................      7,425       44,000           --
                                                                                   ----------  -----------   ----------
   Total investment income........................................................  5,407,064   14,759,419    1,624,975
                                                                                   ----------  -----------   ----------
EXPENSES:
  Investment advisory and management fees.........................................    545,986    1,189,285      188,224
  Distribution and service maintenance fees:
   Class A........................................................................    134,089      273,196      106,602
   Class B........................................................................    201,829      293,897       42,738
   Class C........................................................................    255,038      329,883       29,135
  Service fees -- Class I.........................................................         --           --           --
  Transfer agent fees:
   Class A........................................................................     95,228      190,318       87,332
   Class B........................................................................     49,806       69,781       10,134
   Class C........................................................................     61,273       76,909        6,487
   Class I........................................................................         --           --           --
   Class Z........................................................................         --           --           --
   Class X........................................................................         --           --           --
  Registration fees:
   Class A........................................................................      5,490       12,040        5,490
   Class B........................................................................      9,150        5,789        2,745
   Class C........................................................................     12,810        4,758       10,065
   Class I........................................................................         --           --           --
   Class Z........................................................................         --           --           --
  Custodian fees..................................................................     88,320       47,535       20,830
  Reports to shareholders.........................................................     13,725       25,860       12,316
  Audit and tax fees..............................................................     19,763       22,100       15,912
  Legal fees......................................................................      2,196        2,562        3,651
  Trustees' fees and expenses.....................................................      2,404        9,159        1,712
  Interest expense................................................................         --       74,160           --
  Interest expense on securities sold short.......................................         --       47,345           --
  Other expenses..................................................................      5,492        8,550        4,861
                                                                                   ----------  -----------   ----------
   Total expenses before fee waivers, expense reimbursements and custody credits..  1,502,599    2,683,127      548,234
   Fees waived and expenses reimbursed by investment advisor......................       (707)    (201,613)      (8,000)
   Custody credits earned on cash balances........................................    (54,831)      (3,761)        (371)
                                                                                   ----------  -----------   ----------
   Net expenses...................................................................  1,447,061    2,477,753      539,863
                                                                                   ----------  -----------   ----------
Net investment income (loss)......................................................  3,960,003   12,281,666    1,085,112
                                                                                   ----------  -----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)............................  1,634,655    7,928,857      445,087
Net realized foreign exchange gain (loss) on other assets and liabilities.........     61,133           --           --
                                                                                   ----------  -----------   ----------
Net realized gain (loss) on investments and foreign currencies....................  1,695,788    7,928,857      445,087
                                                                                   ----------  -----------   ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....  1,322,870    1,107,694      109,677
Change in unrealized appreciation (depreciation) on investments (affiliated)......     (3,375)     (20,000)          --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.     72,588      (11,178)          --
Change in unrealized appreciation (depreciation) on securities sold short.........     10,172      (21,438)          --
                                                                                   ----------  -----------   ----------
Net unrealized gain (loss) on investments and foreign currencies..................  1,402,255    1,055,078      109,677
                                                                                   ----------  -----------   ----------
Net realized and unrealized gain (loss) on investments and foreign currencies.....  3,098,043    8,983,935      554,764
                                                                                   ----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................... $7,058,046  $21,265,601   $1,639,876
                                                                                   ==========  ===========   ==========
*Net of foreign withholding taxes on interest and dividends of.................... $    1,770  $        --   $       --
                                                                                   ==========  ===========   ==========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Core Bond Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2005       March 31,
                                                                                          (unaudited)      2005
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  4,042,594  $  8,309,014
  Net realized gain (loss) on investments and foreign currencies........................      221,810      (309,327)
  Net unrealized appreciation (depreciation) on investments and foreign currencies......      428,550    (4,282,289)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    4,692,954     3,717,398
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (3,542,842)   (6,506,042)
  Net investment income (Class B).......................................................      (86,538)     (181,405)
  Net investment income (Class C).......................................................      (75,534)     (171,529)
  Net investment income (Class I).......................................................      (29,464)      (90,049)
  Net investment income (Class Z).......................................................     (347,553)   (1,999,235)
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --    (1,959,055)
  Net realized gain on securities (Class B).............................................           --       (60,672)
  Net realized gain on securities (Class C).............................................           --       (57,101)
  Net realized gain on securities (Class I).............................................           --       (23,429)
  Net realized gain on securities (Class Z).............................................           --      (308,101)
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (4,081,931)  (11,356,618)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)   (9,768,940)  (14,834,404)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (9,157,917)  (22,473,624)

NET ASSETS:
Beginning of period.....................................................................  204,574,019   227,047,643
                                                                                         ------------  ------------
End of period+.......................................................................... $195,416,102  $204,574,019
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $     71,622  $    110,959
                                                                                         ============  ============

                                                                                               U.S. Government
                                                                                               Securities Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2005       March 31,
                                                                                          (unaudited)      2005
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  3,487,731  $  7,208,210
  Net realized gain (loss) on investments and foreign currencies........................      746,496       498,065
  Net unrealized appreciation (depreciation) on investments and foreign currencies......      177,179    (7,299,365)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    4,411,406       406,919
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (3,201,917)   (6,470,275)
  Net investment income (Class B).......................................................     (399,585)     (861,625)
  Net investment income (Class C).......................................................     (149,844)     (338,902)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (3,751,346)   (7,670,802)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)   (7,708,301)  (37,234,269)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   (7,048,241)  (44,498,152)

NET ASSETS:
Beginning of period.....................................................................  211,863,503   256,361,655
                                                                                         ------------  ------------
End of period+.......................................................................... $204,815,262  $211,863,503
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $   (401,453) $   (137,838)
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                                  GNMA Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2005       March 31,
                                                                                          (unaudited)      2005
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  6,611,399  $ 13,358,453
  Net realized gain (loss) on investments and foreign currencies........................    2,341,923     3,461,416
  Net unrealized appreciation (depreciation) on investments and foreign currencies......     (433,967)  (11,084,127)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    8,519,355     5,735,742
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (5,690,228)  (10,096,979)
  Net investment income (Class B).......................................................   (1,333,513)   (2,758,584)
  Net investment income (Class C).......................................................     (729,388)   (1,598,731)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................      (10,305)     (262,529)
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (7,763,434)  (14,716,823)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (21,163,242)  (65,557,982)
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (20,407,321)  (74,539,063)

NET ASSETS:
Beginning of period.....................................................................  496,475,500   571,014,563
                                                                                         ------------  ------------
End of period+.......................................................................... $476,068,179  $496,475,500
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $ (1,164,409) $    (12,374)
                                                                                         ============  ============

                                                                                             Strategic Bond Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2005       March 31,
                                                                                          (unaudited)      2005
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $  3,960,003  $  6,136,237
  Net realized gain (loss) on investments and foreign currencies........................    1,695,788     5,304,488
  Net unrealized appreciation (depreciation) on investments and foreign currencies......    1,402,255    (2,719,620)
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................    7,058,046     8,721,105
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (1,949,455)   (3,082,007)
  Net investment income (Class B).......................................................     (893,478)   (2,151,861)
  Net investment income (Class C).......................................................   (1,124,425)   (1,452,318)
  Net investment income (Class I).......................................................           --      (116,760)
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................   (3,967,358)   (6,802,946)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)   70,528,864    25,739,107
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................   73,619,552    27,657,266

NET ASSETS:
Beginning of period.....................................................................  133,396,112   105,738,846
                                                                                         ------------  ------------
End of period+.......................................................................... $207,015,664  $133,396,112
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $    380,444  $    387,799
                                                                                         ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                                            High Yield Bond Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2005       March 31,
                                                                                          (unaudited)      2005
                                                                                         ------------- ------------
Operations:
  Net investment income (loss).......................................................... $ 12,281,666  $ 24,869,216
  Net realized gain (loss) on investments and foreign currencies........................    7,928,857    10,420,354
  Net unrealized appreciation (depreciation) on investments and foreign currencies......    1,055,078     6,067,124
                                                                                         ------------  ------------
Increase (decrease) in net assets resulting from operations.............................   21,265,601    41,356,694
                                                                                         ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................   (5,570,535)   (9,494,138)
  Net investment income (Class B).......................................................   (1,913,809)   (4,894,387)
  Net investment income (Class C).......................................................   (2,145,493)   (4,060,550)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................   (1,613,202)   (6,995,720)
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --            --
  Net realized gain on securities (Class B).............................................           --            --
  Net realized gain on securities (Class C).............................................           --            --
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                         ------------  ------------
Total distributions to shareholders.....................................................  (11,243,039)  (25,444,795)
                                                                                         ------------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)  (83,696,237)    3,593,907
                                                                                         ------------  ------------
Total increase (decrease) in net assets.................................................  (73,673,675)   19,505,806

NET ASSETS:
Beginning of period.....................................................................  317,893,532   298,387,726
                                                                                         ------------  ------------
End of period+.......................................................................... $244,219,857  $317,893,532
                                                                                         ============  ============
+Includes accumulated undistributed net investment income (loss)........................ $   (841,067) $ (1,879,694)
                                                                                         ============  ============

                                                                                           Tax Exempt Insured Fund
                                                                                         --------------------------
                                                                                            For the
                                                                                          six months
                                                                                             ended     For the year
                                                                                         September 30,    ended
                                                                                             2005       March 31,
                                                                                          (unaudited)      2005
                                                                                         ------------- ------------
Operations:
  Net investment income (loss)..........................................................  $ 1,085,112  $  2,462,678
  Net realized gain (loss) on investments and foreign currencies........................      445,087       314,275
  Net unrealized appreciation (depreciation) on investments and foreign currencies......      109,677    (1,499,351)
                                                                                          -----------  ------------
Increase (decrease) in net assets resulting from operations.............................    1,639,876     1,277,602
                                                                                          -----------  ------------

Distributions to shareholders from:
  Net investment income (Class A).......................................................     (917,129)   (2,053,393)
  Net investment income (Class B).......................................................     (101,097)     (297,218)
  Net investment income (Class C).......................................................      (69,111)     (145,957)
  Net investment income (Class I).......................................................           --            --
  Net investment income (Class Z).......................................................           --            --
  Net investment income (Class X).......................................................           --            --
  Net realized gain on securities (Class A).............................................           --      (842,208)
  Net realized gain on securities (Class B).............................................           --      (135,607)
  Net realized gain on securities (Class C).............................................           --       (82,894)
  Net realized gain on securities (Class I).............................................           --            --
  Net realized gain on securities (Class Z).............................................           --            --
  Net realized gain on securities (Class X).............................................           --            --
                                                                                          -----------  ------------
Total distributions to shareholders.....................................................   (1,087,337)   (3,557,277)
                                                                                          -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6)   (5,505,686)  (12,519,717)
                                                                                          -----------  ------------
Total increase (decrease) in net assets.................................................   (4,953,147)  (14,799,392)

NET ASSETS:
Beginning of period.....................................................................   76,733,044    91,532,436
                                                                                          -----------  ------------
End of period+..........................................................................  $71,779,897  $ 76,733,044
                                                                                          ===========  ============
+Includes accumulated undistributed net investment income (loss)........................  $   (36,286) $    (34,061)
                                                                                          ===========  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                                             CORE BOND FUND
                                                                             --------------
                                         Net gain
                                         (loss) on
                      Net               investments                                  Dividend            Net               Net
                     Asset                 (both               Dividends             from net           Asset             Assets
                     Value      Net      realized   Total from  from net             realized    Total  Value             end of
                   beginning investment     and     investment investment Return of   gain on   Distri- end of   Total    period
   Period Ended    of period income(1)  unrealized) operations   income    capital  investments butions period Return(2) (000's )
------------------ --------- ---------- ----------- ---------- ---------- --------- ----------- ------- ------ --------- --------
                                                                                 Class A
-
11/01/99-10/31/00   $ 9.85     $0.62      $(0.21)     $ 0.41     $(0.60)   $(0.06)    $   --    $(0.66) $  960    4.35%  $  3,858
11/01/00-10/31/01     9.60      0.55        0.65        1.20      (0.51)       --         --     (0.51)  10.29   12.85      5,901
11/01/01-03/31/02#   10.29      0.20       (0.48)      (0.28)     (0.19)       --         --     (0.19)   9.82   (2.77)     5,312
04/01/02-03/31/03     9.82      0.34        0.58        0.92      (0.42)       --         --     (0.42)  10.32    9.58     21,260
04/01/03-03/31/04    10.32      0.24        0.20        0.44      (0.27)       --         --     (0.27)  10.49    4.30    140,877
04/01/04-03/31/05    10.49      0.40       (0.20)       0.20      (0.43)       --      (0.13)    (0.56)  10.13    1.94    167,787
04/01/05-09/30/05+   10.13      0.21        0.03        0.24      (0.21)       --         --     (0.21)  10.16    2.39    171,252
                                                                                 Class B
-
11/01/99-10/31/00   $ 9.85     $0.58      $(0.24)     $ 0.34     $(0.55)   $(0.05)    $   --    $(0.60) $ 9.59    3.70%  $  4,937
11/01/00-10/31/01     9.59      0.48        0.64        1.12      (0.45)       --         --     (0.45)  10.26   11.93      6,444
11/01/01-03/31/02#   10.26      0.17       (0.49)      (0.32)     (0.16)       --         --     (0.16)   9.78   (3.14)     3,220
04/01/02-03/31/03     9.78      0.31        0.55        0.86      (0.36)       --         --     (0.36)  10.28    8.90      7,198
04/01/03-03/31/04    10.28      0.18        0.19        0.37      (0.19)       --         --     (0.19)  10.46    3.68      5,683
04/01/04-03/31/05    10.46      0.33       (0.19)       0.14      (0.36)       --      (0.13)    (0.49)  10.11    1.37      4,977
04/01/05-09/30/05+   10.11      0.18        0.03        0.21      (0.18)       --         --     (0.18)  10.14    2.06      4,912
                                                                                Class C*
-
11/01/99-10/31/00   $ 9.85     $0.57      $(0.23)     $ 0.34     $(0.55)   $(0.05)    $   --    $(0.60) $ 9.59    3.70%  $  2,778
11/01/00-10/31/01     9.59      0.48        0.64        1.12      (0.45)       --         --     (0.45)  10.26   11.93      4,541
11/01/01-03/31/02#   10.26      0.18       (0.49)      (0.31)     (0.16)       --         --     (0.16)   9.79   (3.04)     3,772
04/01/02-03/31/03     9.79      0.31        0.56        0.87      (0.36)       --         --     (0.36)  10.30    9.00      5,598
04/01/03-03/31/04    10.30      0.18        0.19        0.37      (0.19)       --         --     (0.19)  10.48    3.88      5,352
04/01/04-03/31/05    10.48      0.33       (0.20)       0.13      (0.36)       --      (0.13)    (0.49)  10.12    1.27      4,780
04/01/05-09/30/05+   10.12      0.18        0.03        0.21      (0.18)       --         --     (0.18)  10.15    2.05      4,092
                                                                                 Class I
-
07/10/00-10/31/00@  $ 9.85     $0.19      $(0.02)     $ 0.17     $(0.18)   $(0.02)    $   --    $(0.20) $ 9.62    1.85%  $ 19,971
11/01/00-10/31/01     9.62      0.57        0.65        1.22      (0.52)       --         --     (0.52)  10.32   13.01     22,782
11/01/01-03/31/02#   10.32      0.21       (0.52)      (0.31)     (0.19)       --         --     (0.19)   9.82   (3.01)    21,707
02/01/02-03/31/03     9.82      0.40        0.55        0.95      (0.44)       --         --     (0.44)  10.33    9.80     20,617
04/01/03-03/31/04    10.33      0.20        0.24        0.44      (0.27)       --         --     (0.27)  10.50    4.35      3,092
04/01/04-03/31/05    10.50      0.42       (0.20)       0.22      (0.44)       --      (0.13)    (0.57)  10.15    2.14      1,405
04/01/05-09/30/05+   10.15      0.21        0.03        0.24      (0.22)       --         --     (0.22)  10.17    2.34      1,388
                                                                                Class Z*
-
07/10/00-10/31/00@  $ 9.64     $0.19      $(0.03)     $ 0.16     $(0.18)   $(0.02)    $   --    $(0.20) $ 9.60    1.81%  $317,842
11/01/00-10/31/01     9.60      0.59        0.65        1.24      (0.55)       --         --     (0.55)  10.29   13.37    323,570
11/01/01-03/31/02#   10.29      0.21       (0.47)      (0.26)     (0.21)       --         --     (0.21)   9.82   (2.57)   297,081
04/01/02-03/31/03     9.82      0.47        0.53        1.00      (0.49)       --         --     (0.49)  10.33   10.38    268,226
04/01/03-03/31/04    10.33      0.32        0.18        0.50      (0.33)       --         --     (0.33)  10.50    4.92     72,043
04/01/04-03/31/05    10.50      0.50       (0.23)       0.27      (0.49)       --      (0.13)    (0.62)  10.15    2.62     25,626
04/01/05-09/30/05+   10.15      0.26        0.01        0.27      (0.24)       --         --     (0.24)  10.18    2.68     13,772



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.29%(4)       6.45%(4)        94%
   1.31(4)        5.51(4)        215
   1.33(3)(4)     5.03(3)(4)      94
   1.33(4)        3.72(4)        179
   1.25(4)        2.50(4)        229
   1.15(4)        3.91(4)        203
   1.10(3)(4)     4.09(3)(4)     103


   1.95%(4)       5.95%(4)        94%
   1.97(4)        4.88(4)        215
   1.98(3)(4)     4.36(3)(4)      94
   1.98(4)        3.15(4)        179
   1.92(4)        1.75(4)        229
   1.81(4)        3.25(4)        203
   1.75(3)(4)     3.44(3)(4)     103


   1.95%(4)       5.84%(4)        94%
   1.97(4)        4.79(4)        215
   1.98(3)(4)     4.39(3)(4)      94
   1.98(4)        3.13(4)        179
   1.93(4)        1.77(4)        229
   1.81(4)        3.25(4)        203
   1.75(3)(4)     3.43(3)(4)     103


   1.16%(3)(4)    6.18%(3)(4)     94%
   1.22(4)        5.68(4)        215
   1.23(3)(4)     5.12(3)(4)      94
   1.24(4)        3.98(4)        179
   1.23(4)        2.39(4)        229
   1.07(4)        3.98(4)        203
   1.00(3)(4)     4.19(3)(4)     103


   0.95%(3)(4)    6.39%(3)(4)     94%
   0.97(4)        5.97(4)        215
   0.74(3)(4)     5.82(3)(4)      94
   0.67           4.56           179
   0.66(4)        2.97(4)        229
   0.61(4)        4.41(4)        203
   0.53(3)(4)     4.65(3)(4)     103

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
@  Inception date of class.
# Effective November 16, 2001, the SunAmerica Core Bond, a newly created portfolio of the SunAmerica Income Funds, acquired all the assets and liabilities of the North American Core Bond Fund.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                       10/31/00  10/31/01 03/31/02(3) 03/31/03 03/31/04 03/31/05 09/30/05(3)+
                       --------  -------- ----------- -------- -------- -------- ------------
Core Bond Fund Class A   0.49%     0.04%     0.19%      0.11%    0.10%    0.11%      0.12%
Core Bond Fund Class B   0.50      0.03      0.32       0.23     0.15     0.31       0.36
Core Bond Fund Class C   0.54      0.04      0.32       0.18     0.14     0.38       0.62
Core Bond Fund Class I     --      0.03      0.13       0.05     0.05     0.06       0.11
Core Bond Fund Class Z   0.01(3)   0.03      0.02         --     0.02     0.05       0.11

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                             U.S. GOVERNMENT SECURITIES FUND
                                                             -------------------------------
                                         Net gain
                                         (loss) on
                      Net               investments                                         Net               Net
                     Asset                 (both               Dividends  Dividend         Asset            Assets
                     Value      Net      realized   Total from  from net  from net  Total  Value            end of
                   beginning investment     and     investment investment realized Distri- end of   Total   period
   Period Ended    of period income(1)  unrealized) operations   income    gains   butions period Return(2) (000's)
------------------ --------- ---------- ----------- ---------- ---------- -------- ------- ------ --------- --------
                                                                         Class A
-
03/31/01             $8.31     $0.45      $ 0.60      $ 1.05     $(0.45)    $ --   $(0.45) $8.91    13.06%  $169,524
03/31/02              8.91      0.37(5)    (0.08)       0.29      (0.40)      --    (0.40)  8.80     3.25    187,615
03/31/03              8.80      0.37        0.86        1.23      (0.40)      --    (0.40)  9.63    14.14    210,848
03/31/04              9.63      0.30        0.01        0.31      (0.30)      --    (0.30)  9.64     3.29    204,618
03/31/05              9.64      0.31       (0.26)       0.05      (0.32)      --    (0.32)  9.37     0.61    174,905
04/01/05-09/30/05+    9.37      0.16        0.03        0.19      (0.17)      --    (0.17)  9.39     2.07    170,703
                                                                         Class B
-
03/31/01             $8.31     $0.39      $ 0.61      $ 1.00     $(0.40)    $ --   $(0.40) $8.91    12.29%  $ 32,085
03/31/02              8.91      0.31(5)    (0.08)       0.23      (0.34)      --    (0.34)  8.80     2.55     38,878
03/31/03              8.80      0.30        0.87        1.17      (0.33)      --    (0.33)  9.64    13.51     62,595
03/31/04              9.64      0.24        0.01        0.25      (0.24)      --    (0.24)  9.65     2.62     36.605
03/31/05              9.65      0.25       (0.27)      (0.02)     (0.26)      --    (0.26)  9.37    (0.14)    27,013
04/01/05-09/30/05+    9.37      0.13        0.04        0.17      (0.14)      --    (0.14)  9.40     1.85     24,832
                                                                         Class C*
-
03/31/01             $8.32     $0.37      $ 0.61      $ 0.98     $(0.39)    $ --   $(0.39) $8.91    12.10%  $  3,303
03/31/02              8.91      0.29(5)    (0.09)       0.20      (0.32)      --    (0.32)  8.79     2.40     12,209
03/31/03              8.79      0.30        0.87        1.17      (0.33)      --    (0.33)  9.63    13.52     24,322
03/31/04              9.63      0.24        0.01        0.25      (0.24)      --    (0.24)  9.64     2.62     15,139
03/31/05              9.64      0.25       (0.27)      (0.02)     (0.26)      --    (0.26)  9.36    (0.14)     9,945
04/01/05-09/30/05+    9.36      0.13        0.03        0.16      (0.14)      --    (0.14)  9.38     1.74      9,280



                Ratio
                of net
 Ratio of     investment
 expenses     income to
to average     average      Portfolio
net assets    net assets    Turnover
----------    ----------    ---------


   1.49%         5.27%        1,561%
   1.42          4.12(5)        570
   1.12(3)       3.88(3)        614
   0.99(3)       3.14(3)        256
   0.99(3)       3.26(3)        246
   0.99(3)(4)    3.43(3)(4)     187


   2.17%         4.59%        1,561%
   2.09(3)       3.42(3)(5)     570
   1.76(3)       3.20(3)        614
   1.64(3)       2.45(3)        256
   1.64(3)       2.61(3)        246
   1.64(3)(4)    2.78(3)(4)     187


   2.20%(3)      4.48(3)%     1,561%
   2.10(3)       3.33(3)(5)     570
   1.75(3)       3.18(3)        614
   1.64(3)       2.45(3)        256
   1.64(3)       2.61(3)        246
   1.64(3)(4)    2.78(3)(4)     187

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                        03/31/01 03/31/02 03/31/03 03/31/04 03/31/05 09/30/05(3)+
                                        -------- -------- -------- -------- -------- ------------
U.S. Government Securities Fund Class A    -- %     -- %    0.21%    0.37%    0.39%      0.37%
U.S. Government Securities Fund Class B     --     0.01     0.23     0.37     0.43       0.45
U.S. Government Securities Fund Class C   1.18     0.16     0.27     0.38     0.48       0.62

(5)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.11% for all classes of shares. Per share data and ratios for periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                           GNMA FUND
                                                                           ---------
                                         Net gain
                                         (loss) on
                      Net               investments                                          Net               Net
                     Asset                 (both               Dividends  Dividends         Asset            Assets
                     Value      Net      realized   Total from  from net  from net   Total  Value            end of
                   beginning investment     and     investment investment realized  Distri- and of   Total   period
   Period Ended    of period income(1)  unrealized) operations   income     gains   butions period Return(2) (000's)
------------------ --------- ---------- ----------- ---------- ---------- --------- ------- ------ --------- --------
                                                                            Class A
-
03/31/01            $10.42     $0.61      $ 0.72      $1.33      $(0.62)   $(0.01)  $(0.63) $11.12   13.10%  $ 72,092
03/31/02             11.12      0.51(6)    (0.03)      0.48       (0.51)    (0.32)   (0.83)  10.77    4.45    118,440
03/31/03             10.77      0.37        0.93       1.30       (0.42)    (0.11)   (0.53)  11.54   12.29    255,096
03/31/04             11.54      0.28        0.07       0.35       (0.31)    (0.20)   (0.51)  11.38    3.06    337,467
03/31/05             11.38      0.31       (0.16)      0.15       (0.33)       --    (0.33)  11.20    1.41    338,031
04/01/05-09/30/05+   11.20      0.19        0.01       0.20       (0.19)       --    (0.19)  11.21    1.78    333,940
                                                                            Class B
-
03/31/01            $10.44     $0.53      $ 0.74      $1.27      $(0.55)   $(0.01)  $(0.56) $11.15   12.45%  $ 38,190
03/31/02             11.15      0.44(6)    (0.03)      0.41       (0.44)    (0.32)   (0.76)  10.80    3.78     90,011
03/31/03             10.80      0.30        0.93       1.23       (0.35)    (0.11)   (0.46)  11.57   11.54    189,323
03/31/04             11.57      0.21        0.06       0.27       (0.23)    (0.20)   (0.43)  11.41    2.39    136,923
03/31/05             11.41      0.24       (0.16)      0.08       (0.26)       --    (0.26)  11.23    0.75    102,497
04/01/05-09/30/05+   11.23      0.13        0.03       0.16       (0.15)       --    (0.15)  11.24    1.45     92,270
                                                                           Class C*
-
03/31/01            $10.46     $0.49      $ 0.77      $1.26      $(0.55)   $(0.01)  $(0.56) $11.16   12.33%  $ 15,851
03/31/02             11.16      0.44(6)    (0.33)      0.41       (0.44)    (0.32)   (0.76)  10.81    3.78     38,258
03/31/03             10.81      0.29        0.94       1.23       (0.35)    (0.11)   (0.46)  11.58   11.53    137,173
03/31/04             11.58      0.20        0.07       0.27       (0.23)    (0.20)   (0.43)  11.42    2.39     88,184
03/31/05             11.42      0.24       (0.16)      0.08       (0.26)       --    (0.26)  11.24    0.75     54,936
04/01/05-09/30/05+   11.24      0.13        0.03       0.16       (0.15)       --    (0.15)  11.25    1.45     49,858



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average        Portfolios
net assets     net assets       Turnover
----------    ----------       ----------


   0.99%(5)      5.78%(5)         833%
   0.99(4)(5)    4.61(4)(5)(6)    537
   0.99(5)       3.36(5)          421
   0.99(5)       2.51(5)          213
   0.99(5)       2.73(5)          204
   0.99(3)(5)    2.89(3)(5)        72


   1.64%(5)      5.11%(5)         833%
   1.64(4)(5)    3.96(4)(5)(6)    537
   1.64(5)       2.71(5)          421
   1.64(5)       1.77(5)          213
   1.64(5)       2.10(5)          204
   1.64(3)(5)    2.24(3)(5)        72


   1.64%(5)      4.99%(5)         833%
   1.64(4)(5)    3.96(4)(5)(6)    537
   1.64(5)       2.59(5)          421
   1.64(5)       1.74(5)          213
   1.64(5)       2.11(5)          204
   1.64(3)(5)    2.24(3)(5)        72

--------
*  Effective February 23, 2004, Class ll was redesignated to Class C.
@  Inception date of class.
+  Unaudited
(1)Calculated based upon average outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Annualized
(4)The ratios reflect an expense cap of 0.99%, 1.64% and 1.64% for Class A, Class B and Class C, respectively, which are net of custody credits of 0.01% for Class A, Class B, and Class C or waivers/reimbursements if applicable.
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                    03/31/01 03/31/02 03/31/03 03/31/04 03/31/05 09/30/05(3)+
                    -------- -------- -------- -------- -------- ------------
  GNMA Fund Class A   0.30%    0.19%    0.13%    0.18%    0.17%      0.12%
  GNMA Fund Class B   0.33     0.19     0.14     0.16     0.18       0.16
  GNMA Fund Class C   0.62     0.21     0.13     0.16     0.18       0.18

(6)The Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount an amortizing premium on debt securities. The per share effect of this change for the year ended March 31, 2002 on investment income and realized and unrealized gains and losses was less than $0.01 per share on all classes of shares. The effect of this change was to decrease the ratio of net investment income to average net assets by 0.03% for all classes of shares. Per share data and ratios for periods to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                                 STRATEGIC BOND FUND**
                                                                                 ---------------------
                                             Net gain
                                            (loss) on
                       Net                 investments                          Dividends                       Net
                      Asset                   (both                 Dividends    from net                      Asset
                      Value        Net       realized   Total from   from net    realized              Total   Value
                    beginning  investment      and      investment  investment   gain on    Return of Distri- end of    Total
   Period Ended     of period+ income (1)+ unrealized)+ operations+  income+   investments+ capital+  butions period+ Return(2)
------------------- ---------- ----------- ------------ ----------- ---------- ------------ --------- ------- ------- ---------
                                                                                        Class A
-
11/01/99-10/31/00     $3.29       $0.28       $(0.14)      $0.14      $(0.26)      $ --      $(0.04)  $(0.30)  $3.13     4.09%
11/01/00-10/31/01      3.13        0.28        (0.09)       0.19       (0.28)        --          --    (0.28)   3.04     6.48
11/01/01-03/31/02      3.04        0.11(6)     (0.03)       0.08       (0.12)        --          --    (0.12)   3.00     2.48
04/01/02-03/31/03      3.00        0.20         0.06        0.26       (0.18)        --          --    (0.18)   3.08     9.07(7)
04/01/03-03/31/04      3.08        0.21         0.33        0.54       (0.21)        --          --    (0.21)   3.41    18.04
04/01/04-03/31/05      3.41        0.20         0.11        0.31       (0.23)        --          --    (0.23)   3.49     9.36
04/01/05-09/30/05++    3.49        0.08         0.07        0.15       (0.09)        --          --    (0.09)   3.55     4.35
                                                                                        Class B
-
11/01/99-10/31/00     $3.30       $0.26       $(0.14)      $0.12      $(0.24)      $ --      $(0.04)  $(0.28)  $3.14     3.33%
11/01/00-10/31/01      3.14        0.26        (0.09)       0.17       (0.26)        --          --    (0.26)   3.05     5.65
11/01/01-03/31/02      3.05        0.10(6)     (0.04)       0.06       (0.11)        --          --    (0.11)   3.00     2.05
04/01/02-03/31/03      3.00        0.18         0.06        0.24       (0.16)        --          --    (0.16)   3.08     8.36(7)
04/01/03-03/31/04      3.08        0.19         0.33        0.52       (0.19)        --          --    (0.19)   3.41    17.29
04/01/04-03/31/05      3.41        0.18         0.10        0.28       (0.21)        --          --    (0.21)   3.48     8.35
04/01/05-09/30/05++    3.48        0.08         0.07        0.15       (0.08)        --          --    (0.08)   3.55     4.29
                                                                                       Class C*
-
11/01/99-10/31/00     $3.31       $0.26       $(0.16)      $0.10      $(0.24)      $ --      $(0.03)  $(0.27)  $3.14     3.32%
11/01/00-10/31/01      3.14        0.26        (0.09)       0.17       (0.26)        --          --    (0.26)   3.05     5.65
11/01/01-03/31/02      3.05        0.10(6)     (0.03)       0.07       (0.11)        --          --    (0.11)   3.01     2.25
04/01/02-03/31/03      3.01        0.19         0.05        0.24       (0.16)        --          --    (0.16)   3.09     8.47(7)
04/01/03-03/31/04      3.09        0.19         0.34        0.53       (0.20)        --          --    (0.20)   3.42    17.43
04/01/04-03/31/05      3.42        0.18         0.11        0.29       (0.21)        --          --    (0.21)   3.50     8.65
04/01/05-09/30/05++    3.50        0.07         0.07        0.14       (0.08)        --          --    (0.08)   3.56     3.99



                              Ratio
  Net                         of net
Assets    Ratio of          investment
end of    expense           income to
period   to average          average         Portfolio
(000's)  net assets         net assets       Turnover
------- ----------       ----------          ---------


$ 6,439    1.55%(5)         8.70%(5)             46%
  8,478    1.57(5)          9.07(5)              49
 35,365    1.52(3)(4)(5)    8.09(3)(4)(5)(6)     99
 37,136    1.62(8)          6.93(8)              65
 43,840    1.55(5)(9)       6.41(9)              69
 59,279    1.40(5)(8)       5.94(5)(8)          188
 99,071    1.35(4)(11)      5.08(4)(11)          71


$15,131    2.20%(5)         8.00%(5)             46%
  9,964    2.21(5)          8.41(5)              49
 26,892    2.19(3)(4)(5)    7.48(3)(4)(5)(6)     99
 27,879    2.28(8)          8.26(8)              65
 36,110    2.19(5)(9)       5.76(5)(9)           69
 37,250    2.05(5)(8)       5.32(5)(8)          188
 42,682    2.03(4)(11)      4.40(4)(11)          71


$13,056    2.20%(5)         8.04%(5)             46%
 11,461    2.22(5)          8.41(5)              49
 14,289    2.22(3)(4)(5)    7.34(3)(4)(5)(6)     99
 14,423    2.17(5)(8)       6.37(5)(8)           65
 22,064    2.18(5)(9)       5.78(5)(9)           69
 36,867    2.05(5)(8)       5.29(5)(8)          188
 65,263    2.03(4)(11)      4.41(4)(11)          71

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesignated as Class II. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American Strategic Income Fund, which was reorganized in SunAmerica Strategic Bond Fund on that date.
+ Prior to the fund merger, the North American Strategic Income Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts reflecting activity subsequent to November 16, 2001, no restatement was necessary.
++ Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)The ratios reflect an expense cap of 2.22%, for Class C, which is net of custody credits of 0.02% for Class C, Class A and Class B are gross of custody credits of 0.03% for the period ended March 31, 2002.
(4)Annualized
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                            10/31/00 10/31/01 03/31/02(4) 03/31/03 03/31/04 03/31/05 09/30/05++
                            -------- -------- ----------- -------- -------- -------- ----------
Strategic Bond Fund Class A   0.32%    0.17%     0.01%       -- %    0.02%    0.03%      -- %
Strategic Bond Fund Class B   0.32     0.18      0.01         --     0.02     0.02      0.00
Strategic Bond Fund Class C   0.32     0.17      0.08       0.11     0.02     0.03      0.00

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net asset was less than 0.01% for all classes. Per share data and ratios for the periods prior to March 31, 2002 have not been restated to reflect this change in accounting policy.
(7)Total return for each class was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(8)Net of custody credits of 0.01%.
(9)Gross of custody credits of 0.02%.
(10)Net of custody credits of 0.02%.
(11)Net of custody credits of 0.07%.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                          HIGH YIELD BOND FUND**
                                                                          ----------------------
                                            Net gain
                                           (loss) on
                       Net                investments                         Dividends             Net               Net
                      Asset                  (both                 Dividends   from net            Asset            Assets
                      Value       Net       realized   Total from   from net   realized   Total    Value            end of
                    beginning  investment     and      investment  investment  gain an   Distri-  and of    Total   period
   Period Ended     of period+ income(1)+ unrealized)+ operations+  income+   investment butions+ period+ Return(2) (000's)
------------------- ---------- ---------- ------------ ----------- ---------- ---------- -------- ------- --------- --------
                                                                                  CLASS A
-
11/01/99-10/31/00     $5.31      $0.50       $(0.49)     $ 0.01      $(0.50)     $ --     $(0.50)  $4.82     0.04%  $    286
11/01/00-10/31/01      4.82       0.44        (0.55)      (0.11)      (0.46)       --      (0.46)   4.25    (2.23)       722
11/01/01-03/31/02      4.25       0.18(6)     (0.11)       0.07       (0.19)       --      (0.19)   4.13     1.67     59,075
04/01/02-03/31/03      4.13       0.37        (0.49)      (0.12)      (0.35)       --      (0.35)   3.66    (2.45)    66,521
04/01/03-03/31/04      3.66       0.33         0.60        0.93       (0.36)       --      (0.36)   4.23    26.05     93,818
04/01/04-03/31/05      4.23       0.33         0.21        0.54       (0.34)       --      (0.34)   4.43    13.26    101,661
04/01/05-09/30/05++    4.43       0.17         0.13        0.30       (0.16)       --      (0.16)   4.57     6.91    116,156
                                                                                  CLASS B
-
11/01/99-10/31/00     $5.32      $0.46       $(0.50)     $(0.04)     $(0.46)     $ --     $(0.46)  $4.82    (0.83)% $  1,594
11/01/00-10/31/01      4.82       0.41        (0.54)      (0.13)      (0.43)       --      (0.43)   4.26    (2.84)     2,911
11/01/01-03/31/02      4.26       0.16(6)     (0.11)       0.05       (0.18)       --      (0.18)   4.13     1.23     67,599
04/01/02-03/31/03      4.13       0.35        (0.49)      (0.14)      (0.33)       --      (0.33)   3.66    (3.06)    57,596
04/01/03-03/31/04      3.66       0.31         0.60        0.91       (0.33)       --      (0.33)   4.24    25.55     73,751
04/01/04-03/31/05      4.24       0.31         0.20        0.51       (0.31)       --      (0.31)   4.44    12.57     61,961
04/01/05-09/30/05++    4.44       0.16         0.13        0.29       (0.15)       --      (0.15)   4.58     6.56     56,436
                                                                                 CLASS C*
-
08/21/00-10/31/00@    $5.09      $0.11       $(0.28)     $(0.17)     $(0.09)     $ --     $(0.09)  $4.83    (3.29)% $    545
11/01/00-10/31/01      4.83       0.40        (0.52)      (0.12)      (0.44)       --      (0.44)   4.27    (2.84)     2,274
11/01/01-03/31/02      4.27       0.17(6)     (0.11)       0.06       (0.18)       --      (0.18)   4.15     1.43     20,670
04/01/02-03/31/03      4.15       0.34        (0.48)      (0.14)      (0.33)       --      (0.33)   3.68    (2.97)    27,814
04/01/03-03/31/04      3.68       0.30         0.60        0.90       (0.33)       --      (0.33)   4.25    25.14     52,868
04/01/04-03/31/05      4.25       0.30         0.22        0.52       (0.31)       --      (0.31)   4.46    12.77     65,385
04/01/05-09/30/05++    4.46       0.16         0.13        0.29       (0.15)       --      (0.15)   4.60     6.54     63,244
                                                                                 CLASS Z*
-
11/01/99-10/31/00     $5.32      $0.54       $(0.51)     $ 0.03      $(0.52)     $ --     $(0.52)  $4.83     0.30%  $ 62,702
11/01/00-10/31/01      4.83       0.47        (0.57)      (0.10)      (0.48)       --      (0.48)   4.25    (2.07)    61,451
11/01/01-03/31/02      4.25       0.19(6)     (0.11)       0.08       (0.20)       --      (0.20)   4.13     1.98     62,245
04/01/02-03/31/03      4.13       0.39        (0.49)      (0.10)      (0.37)       --      (0.37)   3.66    (1.84)    61,439
04/01/03-03/31/04      3.66       0.36         0.59        0.95       (0.38)       --      (0.38)   4.23    26.83     77,951
04/01/04-03/31/05      4.23       0.35         0.23        0.58       (0.37)       --      (0.37)   4.44    14.18     88,887
04/01/05-09/30/05++    4.44       0.26         0.05        0.31       (0.17)       --      (0.17)   4.58     7.21      8,384



                      Ratio
                      of net
  Ratio of          investment
  expense           income to
 to average          average         Portfolio
 net assets         net assets       Turnover
----------       ----------          ---------


   1.38%(5)        10.13%(5)             57%
   1.57(5)          9.73(5)              83
   1.48(3)(4)       9.56(3)(4)(6)        61
   1.56            10.26                117
   1.49             8.15                126
   1.38(5)          7.59(5)              85
   1.36(4)(5)       7.76(4)(5)           33


   2.10%(5)         9.41%(5)             57%
   2.21(5)          9.17(5)              83
   2.12(3)(4)       8.91(3)(4)(6)        61
   2.18             9.63                117
   2.14             7.52                126
   2.03(5)          7.04(5)              85
   2.01(4)(5)       7.18(4)(5)           33


   2.07%(4)         9.10%(4)             57%
   2.21(5)          9.02(5)              83
   2.17(3)(4)(5)    8.86(3)(4)(5)(6)     61
   2.15(5)          9.67(5)             117
   2.11(5)          7.53(5)             126
   2.03(5)          6.97(5)              85
   2.01(4)(5)       7.18(4)(5)           33


   0.96%(5)        10.41%(5)             57%
   1.15(5)         10.45(5)              83
   0.93(3)(4)(5)   10.04(3)(4)(5)(6)     61
   0.92(5)         10.90(5)             117
   0.88(5)          8.80(5)             126
   0.81(5)          8.23(5)              85
   0.79(4)(5)       8.48(4)(5)           33

--------
* In conjunction with the reorganization on November 16, 2001, Class C was redesigned as Class II and Class II was redesignated as Class Z. Effective February 23, 2004, Class II was redesignated to Class C.
** The financial information for the fiscal periods prior to November 16, 2001 reflect the financial information of the North American High Yield Bond Fund, which was reorganized in SunAmerica High Yield Bond Fund on that date.
+ Prior to the fund merger, the North American High Yield Bond Fund issued a stock split. The per share information for all periods prior to the stock split have been restated. For amounts subsequent to November 16, 2001, no restatement was necessary. See Note 2 for further discussion.
++ Unaudited
@  Inception date of class.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Gross of custody credits of 0.01%.
(4)Annualized
(5)Net of the following expense reimbursement and custody credits, if applicable (based on average net assets):

                             10/31/00 10/31/01 03/31/02(4) 03/31/03 03/31/04 03/31/05 09/30/05(4)++
                             -------- -------- ----------- -------- -------- -------- -------------
High Yield Bond Fund Class A   0.43%    0.18%      -- %       -- %     -- %    0.08%      0.13%
High Yield Bond Fund Class B   0.42     0.18        --         --       --     0.07       0.14
High Yield Bond Fund Class C     --     0.18      0.01       0.10     0.01     0.09       0.13
High Yield Bond Fund Class Z   0.60     0.18      0.03       0.03     0.00     0.05       0.10

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                     TAX EXEMPT INSURED FUND
                                                                     -----------------------
                                         Net gain
                                         (loss) on
                      Net               investments                                              Net               Net
                     Asset                 (both               Dividends  Distributions         Asset            Assets
                     Value      Net      realized   Total from  from net    from net     Total  Value            end of
                   beginning investment     and     investment investment   realized    Distri- end of   Total   period
   Period Ended    of period income(1)  unrealized) operations   income       gains     butions period Return(2) (000's)
------------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------
                                                                             Class A
-
03/31/01            $12.37     $0.56      $ 0.66      $1.22      $(0.57)     $   --     $(0.57) $13.02   10.08%  $72,394
03/31/02             13.02      0.52(6)    (0.30)      0.22       (0.52)         --      (0.52)  12.72    1.70    75,071
03/31/03             12.72      0.41        0.73       1.14       (0.43)      (0.09)     (0.52)  13.34    9.08    78,358
03/31/04             13.34      0.39        0.24       0.63       (0.37)      (0.44)     (0.81)  13.16    4.86    69,098
03/31/05             13.16      0.41       (0.18)      0.23       (0.41)      (0.17)     (0.58)  12.81    1.83    62,032
04/01/05-09/30/05+   12.81      0.20        0.09       0.29       (0.20)         --      (0.20)  12.90    2.23    58,605
                                                                             Class B
-
03/31/01            $12.37     $0.47      $ 0.66      $1.13      $(0.48)     $   --     $(0.48) $13.02    9.31%  $16,302
03/31/02             13.02      0.41(6)    (0.28)      0.13       (0.43)         --      (0.43)  12.72    0.95    18,090
03/31/03             12.72      0.32        0.73       1.05       (0.34)      (0.09)     (0.43)  13.34    8.30    19,031
03/31/04             13.34      0.30        0.23       0.53       (0.27)      (0.44)     (0.71)  13.16    4.10    16,632
03/31/05             13.16      0.33       (0.18)      0.15       (0.32)      (0.17)     (0.49)  12.82    1.21     9,000
04/01/05-09/30/05+   12.82      0.16        0.07       0.23       (0.15)         --      (0.15)  12.90    1.82     7,788
                                                                            Class C*
-
03/31/01            $12.37     $0.47      $ 0.66      $1.13      $(0.48)     $   --     $(0.48) $13.02    9.32%  $   721
03/31/02             13.02      0.41(6)    (0.28)      0.13       (0.43)         --      (0.43)  12.72    0.99     4,095
03/31/03             12.72      0.31        0.74       1.05       (0.34)      (0.09)     (0.43)  13.34    8.32     6,451
03/31/04             13.34      0.30        0.24       0.54       (0.28)      (0.44)     (0.72)  13.16    4.14     5,803
03/31/05             13.16      0.32       (0.18)      0.14       (0.32)      (0.17)     (0.49)  12.81    1.12     5,701
04/01/05-09/30/05+   12.81      0.15        0.09       0.24       (0.15)         --      (0.15)  12.90    1.90     5,387



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average        Portfolio
net assets     net assets      Turnover
----------    ----------       ---------


   1.26%         4.41%             24%
   1.29(3)       3.99(3)(6)       140
   1.24          3.12             195
   1.26          2.90             131
   1.25          3.14             153
   1.31(4)       2.99(4)           43


   1.97%         3.71%             24%
   2.04(3)       3.22(3)(6)       140
   1.97          2.39             195
   1.96          2.20             131
   1.94          2.44             153
   1.96(4)       2.35(4)           43


   1.95%(5)      3.73%(5)          24%
   1.95(3)(5)    3.21(3)(5)(6)    140
   1.95(5)       2.40(5)          195
   1.95(5)       2.21(5)          131
   1.95(5)       2.44(5)          153
   1.95(4)(5)    2.35(4)(5)        43

--------
*  Effective February 23, 2004, Class II was redesignated to Class C.
+  Unaudited.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)The ratios for Class C reflects an expense cap of 1.95%, which is net of custody credits of 0.01% . Ratios for Class A and Class B are gross of custody credits of 0.01%.
(4)Annualized
(5)Net of the following expense reimbursements and custody credits, if applicable (based on average net assets):

                                03/31/01 03/31/02 03/31/03 03/31/04 03/31/05 09/30/05(4)+
                                -------- -------- -------- -------- -------- ------------
Tax Exempt Insured Fund Class C   1.59%    0.56%    0.00%    0.12%    0.09%      0.27%

(6)The Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended March 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $0.01 per share for all classes. The effect of this change on the ratio of net investment income to average net assets was less than 0.01%. Per share data and ratios for the years prior to March 31, 2002 have not been restated to reflect this change in accounting policy.

See Notes to Financial Statements

        SunAmerica Core Bond Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                Federal National Mortgage Association...  23.2%
                Financial Services......................  17.4
                Federal Home Loan Mortgage Corporation..  12.3
                Banks...................................   5.5
                Government Agency.......................   5.2
                Utilities...............................   5.1
                Repurchase Agreement....................   3.8
                Telecommunications......................   3.6
                Broadcasting & Media....................   3.2
                U.S. Treasury Bonds.....................   2.1
                Food, Beverage & Tobacco................   1.9
                Insurance...............................   1.9
                U.S. Treasury Notes.....................   1.9
                Leisure & Tourism.......................   1.6
                Automative..............................   1.5
                Energy Sources..........................   1.4
                Chemicals...............................   1.3
                Transportation..........................   0.9
                Medical Products........................   0.7
                Business Services.......................   0.6
                Metals & Mining.........................   0.6
                Pharmaceuticals.........................   0.6
                Retail..................................   0.6
                Forest Products.........................   0.5
                Health Services.........................   0.5
                Real Estate Companies...................   0.5
                Conglomerate............................   0.5
                Communication Equipment.................   0.4
                Aerospace & Military Technology.........   0.3
                Building Materials......................   0.3
                Computer Software.......................   0.2
                Energy Services.........................   0.1
                Machinery...............................   0.1
                Government National Mortgage Association   0.1
                                                         -----
                                                         100.4%
                                                         =====

Credit Quality+#

                         Government -- Treasury   4.2%
                         Government -- Agency..  37.1
                         AAA...................   5.9
                         AA....................   2.7
                         A.....................  12.9
                         BBB...................  18.0
                         BB....................   5.9
                         B.....................   6.2
                         CCC...................   2.6
                         CC....................   0.1
                         C.....................   0.1
                         Not Rated@............   4.3
                                                -----
                                                100.0%
                                                =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)



                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     ---------------------------------------------------------------------
     ASSET-BACKED SECURITIES -- 7.4%
     Banks -- 1.1%
       Banc of America Commercial Mtg., Inc.
        2005-3 Commercial Mtg.
        Certificate AJ
        4.77% due 10/01/05(1)(3)..................... $  500,000 $  486,189
       Banc of America Commercial Mtg., Inc.
        2005-5 Commercial Mtg.
        Certificate AJ
        5.33% due 10/10/45(1)........................    800,000    804,031
       Wachovia Bank Commercial Mtg. Trust
        2005-WL5A Commercial Mtg.
        Class B
        4.00% due 01/15/18*(1)(4)....................    850,000    849,159
                                                                 ----------
                                                                  2,139,379
                                                                 ----------
     Financial Services -- 6.3%
       American Express Credit Account Master Trust
        2005-7 Asset-Backed Certificate
        Class B
        4.04% due 03/16/15(4)........................    600,000    599,833
       Bear Stearns Asset-Backed Securities
        2005-HE3, Class 1A1
        3.72% due 03/25/35(4)........................    156,410    156,432
       Bear Stearns Commercial Mtg. Inc.
        2005-PWR8 Mtg., Class B
        4.82% due 06/11/41(1)........................  1,000,000    969,579
       Bear Stearns Commercial Mtg. Securities, Inc.
        Commercial Mtg. Certificates,
        Series 2001-Top4, Class A3
        5.61% due 11/15/33(1)........................    100,000    103,556
       Bear Stearns Commercial Mtg. Securities, Inc.
        Commercial Mtg. Certificates,
        Series 1999-C1, Class A2
        6.02% due 02/14/31(1)........................    525,000    544,307
       Capital One Multi Asset Execution Trust
        2003-B2 Note Class B2
        3.50% due 02/17/09...........................    120,000    119,312
       Chase Funding Mtg. Loan
        2003-6 Asset-Backed Certificate
        Class 1A6
        4.59% due 05/25/15...........................    550,000    541,482
       Citigroup Mtg. Loan Trust, Inc.
        2005-WF2 Mtg., Class AF6B
        5.55% due 08/25/35(2)(5).....................    450,000    450,540
       DLJ Commercial Mtg. Corp.
        Commercial Mtg. Certificates,
        Series 1999-CG3, Class A1B
        7.34% due 10/10/32(1)........................  1,000,000  1,086,205
       Equity One ABS, Inc.
        2004-1 Mtg. Pass-thru Certificate
        Class AF6
        4.21% due 04/25/34...........................  1,100,000  1,061,544
       Granite Mtg., PLC
        Series 1 Note Class Al3
        3.82% due 01/20/44(2)(4).....................    200,000    200,458


                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
    ----------------------------------------------------------------------
    Financial Services (continued)
      GS Mtg. Securities Corp. II
       Series 2005-GG4, Class AJ
       4.78% due 07/10/39(1)........................ $  500,000 $   487,665
      Interstar Millennium Trust
       Series 2003 5G Mtg. Backed
       Note Class A2
       3.87% due 01/20/36(2)(4).....................     99,167      99,316
      Interstar Millennium Trust
       Series 2003 Class A2
       4.13% due 05/27/35(2)(4).....................    253,120     253,960
      Lehman Brothers Floating Rate Commercial Mtg.
       Trust 2005 Llf C4 Commercial Mtg. Class A2
       3.93% due 07/15/18*(1)(4)....................    250,000     249,675
      Lehman Brothers Floating Rate Commercial Mtg.
       Trust 2005 Llf C4 Mtg. Pass-thru
       3.98% due 07/15/18*(1)(4)....................    250,000     249,678
      MBNA Corp.
       2004-A10, Class A
       3.85% due 03/15/12(4)........................    100,000     100,208
      Morgan Stanley Capital I
       2005-T19, Class AJ
       4.99% due 10/01/05(1)(3).....................    300,000     296,960
      Morgan Stanley Capital I
       2005-T19, Class B
       5.06% due 10/01/05(1)(3).....................    100,000      98,743
      Morgan Stanley Capital I
       2005-T19, Class C
       5.16% due 10/01/05(1)(3).....................    100,000      98,489
      Morgan Stanley Capital I
       2005-T19, Class D
       5.29% due 10/01/05(1)(3).....................    150,000     148,423
      Morgan Stanley Dean Witter Capital I
       Commercial Mtg. Certificates,
       Series 2002-Top1, Class A4
       6.66% due 02/15/33(1)........................  1,850,600   1,993,062
      Morgan Stanley Dean Witter Capital I
       Commercial Mtg. Certificates,
       Series 2000-LIF2, Class A2
       7.20% due 10/15/33(1)........................  2,125,000   2,321,578
                                                                -----------
                                                                 12,231,005
                                                                -----------
    Total Asset-Backed Securities
       (cost $14,581,501)...........................             14,370,384
                                                                -----------
    BONDS & NOTES -- 37.6%
    Aerospace & Military Technology -- 0.3%
      Raytheon Co.
       Notes
       6.75% due 08/15/07...........................    596,000     615,866
                                                                -----------
    Automotive -- 1.5%
      Cooper-Standard Automotive, Inc.
       Sr. Sub. Notes
       8.38% due 12/15/14...........................     60,000      50,400
      DaimlerChrysler North America Holding Corp.
       Sr. Notes
       4.88% due 06/15/10...........................    200,000     196,004

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      BONDS & NOTES (continued)
      Automotive (continued)
        Dana Corp.
         Sr. Notes
         5.85% due 01/15/15........................ $  200,000 $  156,876
        Dominion Resources, Inc.
         Sr. Notes, Series B
         5.95% due 06/15/35........................    220,000    214,915
        Dura Operating Corp.
         Sr. Notes
         8.63% due 04/15/12........................    137,000    121,930
        Ford Motor Co.
         Bonds
         6.38% due 02/01/29........................    232,000    166,460
        Ford Motor Co.
         Notes
         7.45% due 07/16/31........................    275,000    214,500
        Hertz Corp.
         Sr. Notes
         4.70% due 10/02/06........................    517,000    511,409
        Hertz Corp.
         Notes
         6.90% due 08/15/14........................    358,000    331,582
        Hertz Corp.
         Sr. Notes
         7.40% due 03/01/11........................    722,000    699,638
        Hertz Corp.
         Notes
         7.63% due 06/01/12........................    355,000    340,837
        Navistar International Corp.
         Sr. Notes, Series B
         6.25% due 03/01/12........................      9,000      8,550
                                                               ----------
                                                                3,013,101
                                                               ----------
      Banks -- 3.8%
        American Express Centurion Bank
         Notes
         3.93% due 11/16/09(4).....................    337,000    335,195
        Bank of America Corp.
         Sub. Notes
         7.80% due 09/15/16........................    394,000    479,621
        BankBoston Capital Trust IV
         Guaranteed Capital Securities
         4.39% due 06/08/28(4).....................    622,000    602,167
        Charter One Bank FSB
         Sub. Notes
         6.38% due 05/15/12........................  1,024,000  1,110,858
        China Development Bank
         Notes
         5.00% due 10/15/15(5).....................    400,000    395,440
        Credit Suisse First Boston New York
         Sub. Notes
         6.50% due 05/01/08*.......................    337,000    351,383
        First Maryland Capital II
         Guaranteed Sub. Capital Income Securities
         4.54% due 02/01/27(4).....................    508,000    496,649
        HSBC Bank USA
         Sub. Notes
         5.63% due 08/15/35........................    220,000    216,699


                                                  Principal   Value
                   Security Description            Amount    (Note 2)
          -----------------------------------------------------------
          Banks (continued)
            Independence Community Bank Corp.
             Sr. Notes
             4.90% due 09/23/10.................. $190,000  $  188,397
            JPMorgan Chase Bank NA
             Sub. Notes
             6.13% due 11/01/08..................  359,000     373,627
            Key Bank USA National Assoc.
             Sub. Notes
             7.00% due 02/01/11..................  249,000     273,702
            PNC Funding Corp.
             Guaranteed Sr. Notes
             5.75% due 08/01/06..................  565,000     570,502
            Popular North America, Inc.
             Notes
             4.25% due 04/01/08..................  614,000     606,025
            Sovereign Bancorp, Inc.
             Sr. Notes
             4.80% due 09/01/10*.................  380,000     377,299
            Wachovia Corp.
             Sub. Debentures
             5.50% due 08/01/35..................  440,000     429,259
            Washington Mutual Bank
             Notes
             4.50% due 08/25/08..................  438,000     435,426
            Wells Fargo & Co.
             Notes
             3.97% due 09/15/09(4)...............  205,000     205,308
                                                            ----------
                                                             7,447,557
                                                            ----------
          Broadcasting & Media -- 2.8%
            Affinity Group, Inc.
             Sr. Sub. Notes
             9.00% due 02/15/12..................  155,000     155,000
            AMFM, Inc.
             Sr. Notes
             8.00% due 11/01/08..................  494,000     531,923
            Charter Communications Holdings, LLC
             Sr. Notes
             11.13% due 01/15/11.................  500,000     385,000
            Clear Channel Communications, Inc.
             Sr. Debentures
             6.88% due 06/15/18..................  420,000     430,569
            Cox Communications, Inc.
             Debentures
             7.63% due 06/15/25..................  232,000     267,241
            Cox Communications, Inc.
             Notes
             7.75% due 11/01/10..................  917,000   1,014,723
            Historic TW, Inc.
             Guaranteed Sr. Notes
             6.63% due 05/15/29..................  470,000     491,624
            News America, Inc.
             Guaranteed Sr. Debentures
             7.30% due 04/30/28..................  220,000     244,226
            Nexstar Finance, Inc.
             Sr. Sub. Notes
             7.00% due 01/15/14..................  360,000     324,000

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                Principal   Value
                   Security Description          Amount    (Note 2)
            -------------------------------------------------------
            BONDS & NOTES (continued)
            Broadcasting & Media (continued)
              Paxson Communications Corp.
               Guaranteed Sr. Sub. Notes
               12.25% due 01/15/09(6).......... $630,000  $  611,100
              Time Warner Entertainment Co. LP
               Sr. Debentures
               8.38% due 03/15/23..............  499,000     605,281
              Young Broadcasting, Inc.
               Guaranteed Sr. Sub. Notes
               10.00% due 03/01/11.............  375,000     354,375
                                                          ----------
                                                           5,415,062
                                                          ----------
            Building Materials -- 0.3%
              American Standard, Inc.
               Sr. Notes
               7.63% due 02/15/10..............  516,000     566,114
                                                          ----------
            Business Services -- 0.6%
              Monitronics International, Inc.
               Sr. Sub. Notes
               11.75% due 09/01/10.............  230,000     232,300
              PHH Corp.
               Notes
               6.00% due 03/01/08..............  562,000     571,643
              Seitel, Inc.
               Sr. Notes
               11.75% due 07/15/11.............  250,000     277,500
              Service Corp. International
               Sr. Notes
               6.75% due 04/01/16..............  165,000     165,825
                                                          ----------
                                                           1,247,268
                                                          ----------
            Chemicals -- 1.3%
              BCI US Finance Corp.
               Sr. Sec. Notes
               9.10% due 07/15/10*(4)..........  475,000     479,750
              Cytec Industries, Inc.
               Notes
               5.50% due 10/01/10..............  185,000     184,204
              Cytec Industries, Inc.
               Notes
               6.00% due 10/01/15..............  555,000     552,945
              Dow Chemical Co.
               Debentures
               7.38% due 03/01/23..............  432,000     513,315
              ICI North America
               Debentures
               8.88% due 11/15/06..............  425,000     443,438
              Lubrizol Corp.
               Sr. Notes
               5.88% due 12/01/08..............  210,000     215,550
              Lubrizol Corp.
               Sr. Debentures
               6.50% due 10/01/34..............  220,000     230,663
                                                          ----------
                                                           2,619,865
                                                          ----------
            Communication Equipment -- 0.4%
              Motorola, Inc.
               Debentures
               6.50% due 09/01/25..............  718,000     782,288
                                                          ----------


                                                 Principal   Value
                   Security Description           Amount    (Note 2)
          -----------------------------------------------------------
          Computer Software -- 0.2%
            Sungard Data Systems, Inc.
             Sr. Sub. Notes
             10.25% due 08/15/15*............... $230,000  $  232,875
            Unisys Corp.
             Sr. Notes
             8.00% due 10/15/12.................  120,000     117,900
                                                           ----------
                                                              350,775
                                                           ----------
          Computers & Business Equipment -- 0.0%
            Activant Solutions, Inc.
             Sr. Notes
             9.50% due 04/01/10*(4).............   80,000      81,600
                                                           ----------
          Energy Services -- 0.1%
            Hanover Compressor Co.
             Guaranteed Sr. Notes
             9.00% due 06/01/14.................  250,000     277,812
                                                           ----------
          Energy Sources -- 1.0%
            Calpine Corp.
             Sec. Notes
             8.75% due 07/15/13*................  150,000     106,125
            Encore Acquisition Co.
             Sr. Sub. Notes
             6.00% due 07/15/15*................  117,000     114,075
            Encore Acquisition Co.
             Sr. Sub. Notes
             6.25% due 04/15/14.................   68,000      67,660
            Enterprise Products Operating LP
             Sr. Notes
             4.95% due 06/01/10.................  420,000     412,788
            Enterprise Products Operating LP,
             Series B Guaranteed Sr. Notes
             5.00% due 03/01/15.................  185,000     175,533
            Hilcorp Finance Co.
             Sr. Notes
             10.50% due 09/01/10*...............  350,000     385,000
            Indiantown Cogeneration LP,
             Series A-9
             9.26% due 12/15/10.................  202,814     220,640
            Pennzoil Co.
             Debentures
             10.25% due 11/01/05................  132,000     132,534
            PTT Public Co., Ltd
             Bonds
             5.88% due 08/03/35*................  261,000     250,566
                                                           ----------
                                                            1,864,921
                                                           ----------
          Financial Services -- 9.0%
            Associates Corp. of North America
             Sr. Debentures
             6.95% due 11/01/18.................  190,000     221,822
            BAE Systems Holdings, Inc.
             Guaranteed Notes
             4.75% due 08/15/10*................  788,000     778,172
            BAE Systems Holdings, Inc.
             Guaranteed Notes
             5.20% due 08/15/15*................  562,000     554,267

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                    Principal    Value
                  Security Description               Amount     (Note 2)
      ------------------------------------------------------------------
      BONDS & NOTES (continued)
      Financial Services (continued)
        BAE Systems Holdings, Inc.
         Guaranteed Notes
         6.40% due 12/15/11*....................... $  789,000 $  841,172
        Caterpillar Financial Services Corp.
         Sr. Notes
         4.30% due 06/01/10........................    380,000    374,318
        Caterpillar Financial Services Corp.
         Notes
         4.70% due 03/15/12........................    409,000    406,314
        Chukchansi Economic Development Authority
         Sr. Notes
         14.50% due 06/15/09*......................    500,000    602,500
        Consolidated Communications Holdings, Inc.
         Sr. Notes
         9.75% due 04/01/12........................    253,000    269,445
        FBG Finance, Ltd.
         Notes
         5.88% due 06/15/35*.......................    220,000    215,618
        Ford Motor Credit Co.
         Notes
         5.70% due 01/15/10........................    258,000    234,370
        Ford Motor Credit Co.
         Sr. Notes
         5.80% due 01/12/09........................    378,000    352,705
        Ford Motor Credit Co.
         Notes
         6.38% due 11/05/08........................    471,000    452,732
        Ford Motor Credit Co.
         Notes
         7.00% due 10/01/13........................    150,000    139,103
        General Electric Capital Corp.
         Notes
         2.80% due 01/15/07........................    579,000    567,396
        General Electric Capital Corp.
         Notes
         5.38% due 03/15/07........................    562,000    569,122
        General Electric Capital Corp.
         Bonds
         6.75% due 03/15/32........................    657,000    772,782
        General Motors Acceptance Corp.
         Notes
         6.07% due 12/01/14(4).....................    235,000    197,568
        General Motors Acceptance Corp.
         Bonds
         8.00% due 11/01/31........................  1,250,000  1,091,461
        HSBC Finance Corp.
         Global Sr. Notes
         4.75% due 07/15/13........................    789,000    770,089
        ING USA Global Funding Trust
         Notes
         4.50% due 10/01/10........................    380,000    374,826
        John Deere Capital Corp.
         Sr. Notes
         4.50% due 08/25/08........................    940,000    936,335
        JPMorgan Chase & Co.
         Global Sub. Note
         5.15% due 10/01/15........................    456,000    453,192


                                                        Principal   Value
                  Security Description                   Amount    (Note 2)
   -------------------------------------------------------------------------
   Financial Services (continued)
     Lehman Brothers Holdings, Inc.
      Notes
      6.63% due 01/18/12............................... $380,000  $   413,370
     MBNA Corp.
      Tranche Sr. 00058
      4.63% due 09/15/08...............................  632,000      631,539
     Merrill Lynch & Co., Inc.
      Tranche Trust 00476
      4.79% due 08/04/10...............................  304,000      302,950
     National Rural Utilites Cooperative Finance Corp.
      Sec. Collateral Trust Bonds
      3.88% due 02/15/08...............................  448,000      440,997
     NGC Corp. Capital Trust
      Guaranteed Sub. Notes, Series B
      8.32% due 06/01/27...............................  375,000      336,563
     Nisource Finance Corp.
      Guaranteed Notes
      5.45% due 09/15/20...............................  190,000      185,856
     PNC Bank, National Assoc.
      Notes
      4.88% due 09/21/17...............................  380,000      368,765
     Pricoa Global Funding I
      Notes
      4.63% due 06/25/12*..............................  190,000      186,285
     Principal Life Global Funding
      Sec. Notes
      5.13% due 06/28/07*..............................  482,000      484,212
     PX Escrow Corp.
      Sr. Sub. Disc. Notes
      9.63% due 02/01/06(6)............................  150,000      146,438
     Residential Capital Corp.
      Notes
      6.38% due 06/30/10*..............................  795,000      805,398
     Residential Capital Corp.
      Notes
      6.88% due 06/30/15*..............................  259,000      271,020
     Resona Preferred Global Securities Cayman, Ltd.
      Bonds
      7.19% due 12/29/05*(3)...........................  190,000      196,700
     SLM Corp., Series A
      Tranche Trust 00087
      3.81% due 07/27/09(4)............................  190,000      189,848
     Sprint Capital Corp.
      Guaranteed Sr. Notes
      6.88% due 11/15/28...............................  403,000      445,184
     Transamerica Finance Corp.
      Sr. Notes
      6.40% due 09/15/08...............................  205,000      214,940
     Washington Mutual, Inc.
      Sr. Notes
      5.25% due 09/15/17...............................  190,000      187,187
     Xlliac Global Funding
      Tranche Trust 00024
      4.80% due 08/10/10*..............................  570,000      566,320
                                                                  -----------
                                                                   17,548,881
                                                                  -----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                Principal   Value
                  Security Description           Amount    (Note 2)
           --------------------------------------------------------
           BONDS & NOTES (continued)
           Food, Beverage & Tobacco -- 1.8%
             Alliance One International, Inc.
              Sr. Sub. Notes
              12.75% due 11/15/12*............. $625,000  $  571,875
             American Stores Co.
              Debentures
              8.00% due 06/01/26...............  535,000     496,864
             Archer-Daniels-Midland Co.
              Notes
              5.38% due 09/15/35...............  220,000     213,159
             Coca-Cola Enterprises, Inc.
              Debentures
              8.50% due 02/01/22...............  480,000     631,904
             ConAgra Foods, Inc.
              Notes
              6.00% due 09/15/06...............  338,000     342,236
             ConAgra, Inc.
              Sr. Notes
              7.13% due 10/01/26...............  215,000     239,274
             Monsanto Co.
              Sr. Notes
              5.50% due 08/15/25...............  941,000     916,571
                                                          ----------
                                                           3,411,883
                                                          ----------
           Forest Products -- 0.4%
             Crown Cork & Seal Co., Inc.
              Debentures
              8.00% due 04/15/23...............  160,000     157,400
             Georgia-Pacific Corp.
              Sr. Notes
              8.00% due 01/15/14...............  175,000     191,625
             Packaging Corp. of America
              Sr. Notes
              5.75% due 08/01/13...............  262,000     253,466
             Pliant Corp.
              Sr. Sec. Notes
              11.13% due 09/01/09..............  249,000     214,140
                                                          ----------
                                                             816,631
                                                          ----------
           Health Services -- 0.5%
             HCA, Inc.
              Sr. Notes
              6.95% due 05/01/12...............  390,000     401,168
             Psychiatric Solutions, Inc.
              Sr. Sub. Notes
              7.75% due 07/15/15*..............  250,000     258,125
             Tenet Healthcare Corp.
              Sr. Notes
              6.50% due 06/01/12...............   50,000      46,625
             Tenet Healthcare Corp.
              Notes
              7.38% due 02/01/13...............  300,000     284,250
             Triad Hospitals, Inc.
              Sr. Sub. Notes
              7.00% due 11/15/13...............   25,000      25,312
                                                          ----------
                                                           1,015,480
                                                          ----------
           Insurance -- 1.7%
             Allstate Financial Global Funding
              Notes
              5.25% due 02/01/07*..............  190,000     191,179


                                                      Principal   Value
                  Security Description                 Amount    (Note 2)
     --------------------------------------------------------------------
     Insurance (continued)
       Americo Life, Inc.
        Notes
        7.88% due 05/01/13*.......................... $318,000  $  330,429
       Chubb Corp.
        Notes
        6.00% due 11/15/11...........................  267,000     282,046
       ING Security Life Institutional Funding
        Notes
        2.70% due 02/15/07*..........................  578,000     560,416
       Kingsway America Inc.
        Guaranteed Sr. Notes
        7.50% due 02/01/14...........................  319,000     330,308
       Liberty Mutual Group
        Notes
        6.50% due 03/15/35*..........................  220,000     204,034
       Metropolitan Life Global Funding I
        Tranche Trust 00011
        4.25% due 07/30/09*..........................  407,000     400,923
       Metropolitan Life Global Funding I
        Tranche Trust 00019
        4.63% due 08/19/10*..........................  185,000     183,742
       MIC Financing Trust I
        Pass-Thru Certificates
        8.38% due 02/01/27*..........................  176,000     181,935
       Ohio Casualty Corp.
        Notes
        7.30% due 06/15/14...........................  521,000     561,546
                                                                ----------
                                                                 3,226,558
                                                                ----------
     Leisure & Tourism -- 1.5%
       American Airlines, Inc.
        Pass-Thru Certificates,
        Series 2001-1, Class A2
        6.82% due 05/23/11...........................  525,000     481,747
       Atlas Air, Inc.
        Pass-Thru Certificates,
        Series 1999-1, Class A-1
        7.20% due 01/02/19+..........................  152,924     151,975
       Atlas Air, Inc.
        Pass-Thru Certificates,
        Series 1999-1, Class B
        7.63% due 01/02/15(7)+.......................  950,432     790,399
       Atlas Air, Inc.
        Pass-Thru Certificates,
        Series 2000-1
        8.71% due 01/02/19+..........................  137,360     142,271
       Circus & Eldorado Silver Legacy Capital Corp.
        Mtg. Notes
        10.13% due 03/01/12..........................  300,000     313,500
       Continental Airlines, Inc.
        Pass-Thru Certificates,
        Series 1998-1, Class A
        6.65% due 09/15/17...........................   57,487      55,566
       Continental Airlines, Inc.
        Pass-Thru Certificates,
        Series 1997-4, Class A
        6.90% due 01/02/18...........................   80,297      78,481
       Delta Airlines, Inc.
        Notes
        8.30% due 12/15/29(7)(8)+....................  175,000      31,500

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                  Principal   Value
                  Security Description             Amount    (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Leisure & Tourism (continued)
           Delta Airlines, Inc.
            Sr. Notes
            10.00% due 08/15/08(7)(8)+........... $225,000  $   40,500
           Harrahs Operating Co., Inc.
            Guaranteed Sr. Notes
            5.75% due 10/01/17*..................  192,000     187,934
           MGM Mirage, Inc.
            Sr. Notes
            5.88% due 02/27/14...................  325,000     308,750
           Riviera Holdings Corp.
            Guaranteed Sr. Notes
            11.00% due 06/15/10#.................  125,000     135,000
           United Airlines, Inc.
            Pass-Thru Certificates,
            Series 2000-2, Class A1
            7.03% due 10/01/10(7)(8)+............    7,801       7,637
           Worldspan LP
            Sr. Notes
            10.04% due 02/15/11*(4)..............  275,000     242,000
                                                            ----------
                                                             2,967,260
                                                            ----------
         Medical Products -- 0.7%
           CDRV Investors, Inc.
            Sr. Notes
            9.63% due 01/01/15(6)................  225,000     128,250
           Genetech, Inc.
            Sr. Notes
            5.25% due 07/15/35*..................  939,000     904,726
           MEDIQ/PRN Life Support Services, Inc.
            Sr. Notes
            11.00% due 06/01/08+(5)(11)..........   10,000           0
           Universal Hospital Services, Inc.
            Sr. Notes
            10.13% due 11/01/11..................  390,000     399,750
                                                            ----------
                                                             1,432,726
                                                            ----------
         Metals & Mining -- 0.2%
           Barrick Gold Finance Co.
            Guaranteed Notes
            5.80% due 11/15/34...................  220,000     216,265
           Newmont Mining Corp.
            Notes
            8.63% due 05/15/11...................  190,000     223,486
                                                            ----------
                                                               439,751
                                                            ----------
         Pharmaceuticals -- 0.4%
           American Home Products
            Notes
            6.95% due 03/15/11...................  320,000     351,515
           Merck & Co., Inc.
            Notes
            2.50% due 03/30/07...................  337,000     326,839
                                                            ----------
                                                               678,354
                                                            ----------
         Real Estate Companies -- 0.3%
           EOP Operating LP
            Notes
            8.38% due 03/15/06...................  583,000     593,100
                                                            ----------


                                                Principal    Value
                  Security Description           Amount     (Note 2)
          ----------------------------------------------------------
          Retail -- 0.5%
            Rent-Way, Inc.
             Sr. Notes
             11.88% due 06/15/10............... $  415,000 $  456,500
            Wal-Mart Stores, Inc.
             Notes
             5.25% due 09/01/35................    528,000    510,964
                                                           ----------
                                                              967,464
                                                           ----------
          Telecommunications -- 3.1%
            Alltel Corp.
             Notes
             4.66% due 05/17/07................    440,000    439,591
            American Cellular Corp., Series B
             Sr. Notes
             10.00% due 08/01/11...............    470,000    512,300
            AT&T Wireless Services, Inc.
             Sr. Notes
             7.88% due 03/01/11................  1,218,000  1,386,689
            Corning, Inc.
             Notes
             5.90% due 03/15/14................    260,000    263,784
            Corning, Inc.
             Notes
             6.85% due 03/01/29................    206,000    207,904
            GTE Corp.
             Debentures
             6.94% due 04/15/28................    220,000    240,494
            GTE Northwest, Inc.
             Debenture Series D
             5.55% due 10/15/08................    190,000    192,825
            ICO North America, Inc.
             Sr. Sec. Notes
             7.50% due 08/15/09(5)(11).........     65,000     69,875
            Iridium, LLC
             Guaranteed Sr. Notes, Series C
             11.25% due 07/15/05+(7)(12).......     25,000      5,313
            LCI International, Inc.
             Sr. Notes
             7.25% due 06/15/07................    905,000    882,375
            Qwest Corp.
             Debentures
             7.13% due 11/15/43................    750,000    634,687
            Triton PCS, Inc.
             Guaranteed Sr. Notes
             8.50% due 06/01/13................     75,000     71,437
            Verizon New York, Inc.
             Debentures, Series A
             6.88% due 04/01/12................    190,000    203,262
            Verizon New York, Inc.
             Sr. Debentures, Series B
             7.38% due 04/01/32................    804,000    884,833
                                                           ----------
                                                            5,995,369
                                                           ----------
          Transportation -- 0.9%
            Burlington Northern Santa Fe Corp.
             Debentures
             7.29% due 06/01/36................    232,000    285,502
            Burlington Northern Santa Fe Corp.
             Debentures
             8.13% due 04/15/20................    747,000    947,491

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                 Principal   Value
                   Security Description           Amount    (Note 2)
           ---------------------------------------------------------
           BONDS & NOTES (continued)
           Transportation (continued)
             Norfolk Southern Corp.
              Notes
              5.59% due 05/17/25................ $461,000  $  460,827
                                                           ----------
                                                            1,693,820
                                                           ----------
           Utilities -- 4.3%
             AES Corp.
              Sr. Notes
              7.75% due 03/01/14................  550,000     583,000
             CenterPoint Energy Resources Corp.
              Notes
              7.75% due 02/15/11................  370,000     415,564
             Consolidated Edison, Inc.
              Debenture Series 2003A
              3.63% due 08/01/08................  395,000     384,601
             Consolidated Natural Gas Co.
              Sr. Notes
              5.38% due 11/01/06................  400,000     403,046
             El Paso Production Holding Co.
              Guaranteed Sr. Notes
              7.75% due 06/01/13................  890,000     930,050
             FirstEnergy Corp.,
              Sr. Notes, Series B
              6.45% due 11/15/11................  215,000     228,925
             Florida Power & Light Co.
              1st Mtg. Bonds
              5.40% due 09/01/35................  440,000     435,530
             Florida Power Corp.
              1st Mtg. Bonds
              4.50% due 06/01/10................  200,000     197,151
             Georgia Power Co.
              Sr. Notes, Series G
              6.20% due 02/01/06................  318,000     320,048
             Indianapolis Power & Light Co.
              1st Mtg. Bonds
              6.60% due 01/01/34*...............  228,000     254,225
             KeySpan Corp.
              Sr. Notes
              4.90% due 05/16/08................  955,000     958,977
             Mirant Corp.
              Sr. Notes
              7.90% due 07/15/09*+(7)(8)........  425,000     517,438
             Old Dominion Electric Cooperative
              1st Mtg. Bonds, Series A
              5.68% due 12/01/28................  289,000     301,008
             Pepco Holdings, Inc.
              Notes
              5.50% due 08/15/07................  385,000     389,821
             PSEG Power, LLC
              Sr. Note
              7.75% due 04/15/11................  380,000     425,488
             PSI Energy, Inc.
              Debentures
              7.85% due 10/15/07................  593,000     627,716
             Reliant Energy, Inc.
              Notes
              9.50% due 07/15/13................  275,000     303,875


                                                  Principal    Value
                 Security Description              Amount     (Note 2)
       ----------------------------------------------------------------
       Utilities (continued)
         Virginia Electric & Power Co.
          Notes
          4.10% due 12/15/08..................... $  381,000 $   373,189
         Virginia Electric & Power Co., Series A
          Sr. Notes, Series A
          5.75% due 03/31/06.....................    416,000     418,556
                                                             -----------
                                                               8,468,208
                                                             -----------
       Total Bonds & Notes
          (cost $74,001,958).....................             73,537,714
                                                             -----------
       CONVERTIBLE BONDS -- 0.9%
       Leisure & Tourism -- 0.1%
         Six Flags, Inc.
          4.50% due 05/15/15.....................     60,000      75,675
                                                             -----------
       Utilities -- 0.8%
         Calpine Corp.
          4.75% due 11/15/23.....................  2,925,000   1,594,125
                                                             -----------
       Total Convertible Bonds
          (cost $2,114,450)......................              1,669,800
                                                             -----------
       FOREIGN BONDS & NOTES -- 10.2%
       Banks -- 0.6%
         HBOS Treasury Services, PLC
          Notes
          3.50% due 11/30/07*....................    731,000     714,710
         NIB Capital Bank NV
          Bonds
          5.82% due 12/11/13*(3).................    380,000     392,205
                                                             -----------
                                                               1,106,915
                                                             -----------
       Broadcasting & Media -- 0.4%
         Grupo Televisa SA
          Sr. Notes
          6.63% due 03/18/25.....................    380,000     381,429
         Telenet Group Holding NV
          Sr. Disc. Notes
          11.50% due 06/15/14*(6)................    575,000     470,063
                                                             -----------
                                                                 851,492
                                                             -----------
       Business Services -- 0.0%
         SCL Terminal Aereo Santiago SA
          Sr. Sec. Notes
          6.95% due 07/01/12*....................     71,737      74,435
                                                             -----------
       Conglomerate -- 0.5%
         Tyco International Group SA
          Guaranteed Notes
          6.38% due 10/15/11.....................    190,000     202,518
         Tyco International Group SA
          Guaranteed Sr. Notes
          6.75% due 02/15/11.....................    794,000     857,605
                                                             -----------
                                                               1,060,123
                                                             -----------
       Energy Sources -- 0.4%
         Gazprom International SA
          Guaranteed Sr. Notes
          7.20% due 02/01/20*....................    275,000     301,125
         Nexen, Inc
          Notes
          5.88% due 03/10/35.....................    242,000     237,209

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                               Principal    Value
                  Security Description          Amount     (Note 2)
           --------------------------------------------------------
           FOREIGN BONDS & NOTES (continued)
           Energy Sources (continued)
             Petro-Canada
              Sr. Notes
              5.95% due 05/15/35.............. $  232,000 $  232,014
                                                          ----------
                                                             770,348
                                                          ----------
           Financial Services -- 1.7%
             Aries Vermogensverwaltungs GmbH
              Bonds
              9.60% due 10/25/14..............  1,000,000  1,319,900
             HBOS Capital Funding
              Guaranteed Notes
              6.85% due 03/29/49..............    550,000    565,840
             Nationwide Building Society
              Sr. Notes
              2.63% due 01/30/07*.............    578,000    563,815
             Nell F Sarl
              Sr. Notes
              8.38% due 08/15/15*.............    375,000    366,562
             UFJ Finance Aruba AEC
              Guaranteed Notes
              6.75% due 07/15/13..............    380,000    417,261
                                                          ----------
                                                           3,233,378
                                                          ----------
           Food, Beverage & Tobacco -- 0.1%
             Molson Coors Capital Finance ULC
              Sr. Notes
              4.85% due 09/22/10*.............    190,000    188,510
                                                          ----------
           Forest Products -- 0.1%
             Abitibi-Consolidated, Inc.
              Debentures
              8.55% due 08/01/10..............    175,000    178,063
                                                          ----------
           Government Agency -- 4.7%
             Federal Republic of Brazil
              Notes
              8.00% due 01/15/18..............    550,000    582,450
             Federal Republic of Brazil
              Bonds
              10.50% due 07/14/14.............    530,000    641,565
             Republic of Argentina
              Bonds
              4.01% due 08/03/12(4)...........    620,000    496,930
             Republic of Turkey
              Notes
              9.00% due 06/30/11..............    480,000    552,600
             Republic of Turkey
              Sr. Bonds
              11.88% due 01/15/30.............  1,150,000  1,687,625
             Republic of Venezuela
              Bonds
              8.50% due 10/08/14..............    260,000    288,600
             Republic of Venezuela
              Bonds
              9.25% due 09/15/27..............  1,500,000  1,774,500
             Russian Federation
              Bonds
              5.00% due 03/31/07*(6)..........  1,175,000  1,349,587
             United Kingdom
              Notes
              2.25% due 07/08/08*.............    749,000    710,766


                                               Principal    Value
                  Security Description          Amount     (Note 2)
           ----------------------------------------------------------
           Government Agency (continued)
             United Mexican States, Series A
              Tranche 00017
              6.75% due 09/27/34.............. $  264,000 $   281,160
             United Mexican States, Series A
              Notes
              7.50% due 04/08/33..............    700,000     812,000
                                                          -----------
                                                            9,177,783
                                                          -----------
           Insurance -- 0.2%
             Fairfax Financial Holdings, Ltd.
              Notes
              8.25% due 10/01/15..............    315,000     299,250
                                                          -----------
           Machinery -- 0.1%
             Atlas Copco AB
              Notes
              6.50% due 04/01/08*.............    232,000     239,572
                                                          -----------
           Metals & Mining -- 0.4%
             Falconbridge, Ltd.
              Notes
              8.38% due 02/15/11..............    303,000     344,777
             Teck Cominco, Ltd.
              Sr. Notes
              6.13% due 10/01/35..............    430,000     421,670
                                                          -----------
                                                              766,447
                                                          -----------
           Pharmaceuticals -- 0.2%
             Elan Finance, PLC
              Sr. Notes
              7.75% due 11/15/11*.............    455,000     400,400
                                                          -----------
           Real Estate Companies -- 0.2%
             Brascan Corp.
              Sr. Notes
              8.13% due 12/15/08..............    430,000     471,164
                                                          -----------
           Retail -- 0.1%
             Jean Coutu Group, Inc.
              Sr. Sub. Notes
              8.50% due 08/01/14..............    250,000     248,750
                                                          -----------
           Telecommunications -- 0.5%
             Telus Corp.
              Notes
              7.50% due 06/01/07..............    743,000     775,879
             Telus Corp.
              Notes
              8.00% due 06/01/11..............    161,000     184,191
                                                          -----------
                                                              960,070
                                                          -----------
           Total Foreign Bonds & Notes
              (cost $19,187,211)..............             20,026,700
                                                          -----------
           U.S. GOVERNMENT OBLIGATIONS -- 4.0%
           U.S Treasury Bonds -- 2.1%
              5.38% due 02/15/31..............  1,372,000   1,537,068
              6.25% due 08/15/23..............  1,233,000   1,474,350
              6.88% due 08/15/25..............    134,000     172,745
              7.25% due 08/15/22..............    726,000     948,564
                                                          -----------
                                                            4,132,727
                                                          -----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         --------------------------------------------------------------
         U.S. GOVERNMENT OBLIGATIONS (continued)
         U.S. Treasury Notes -- 1.9%
            0.88% due 04/15/10 TIPS............. $1,048,486 $ 1,021,701
            2.00% due 01/15/14 TIPS.............    776,910     793,085
            3.88% due 09/15/10..................    409,000     403,216
            4.25% due 08/15/13..................      2,000       1,993
            4.25% due 08/15/15..................    572,000     568,425
            5.75% due 11/15/05..................  1,000,000   1,002,617
                                                            -----------
                                                              3,791,037
                                                            -----------
         Total U.S. Government Obligations
            (cost $7,926,568)...................              7,923,764
                                                            -----------
         U.S. GOVERNMENT AGENCIES -- 35.8%
         Federal Home Loan Mortgage
          Corporation -- 12.3%
            3.63% due 02/15/08..................  1,000,000     983,269
            4.45% due 03/06/08..................    500,000     499,207
            4.50% due 11/01/18..................  2,655,747   2,605,173
            4.50% due 02/01/19..................  1,943,716   1,904,718
            5.00% due 10/01/33..................     55,385      54,334
            5.00% due 03/01/34..................  1,303,628   1,277,757
            5.00% due 05/01/34..................    983,462     963,945
            5.00% due 06/01/34..................  3,206,721   3,143,083
            5.50% due 02/01/18..................    656,304     666,074
            5.50% due 10/01/33..................  1,466,599   1,468,131
            5.50% due 01/01/35..................  2,944,281   2,945,753
            6.00% due 11/01/33..................  1,478,948   1,504,911
            6.00% due 07/01/35..................  1,297,190   1,319,972
            6.50% due 08/01/16..................     12,903      13,323
            6.50% due 06/01/32..................    209,389     215,677
            6.50% due 08/01/32..................  1,447,713   1,490,205
            6.50% due 02/01/33..................    190,521     196,113
            6.88% due 09/15/10..................    925,000   1,021,074
            7.00% due 03/01/12..................     10,393      10,851
            7.00% due 11/01/16..................     64,516      67,372
            7.50% due 04/01/31..................    364,771     386,752
            7.50% due 12/01/31..................    908,824     963,589
            8.00% due 10/01/29..................     16,281      17,372
            8.00% due 07/01/30..................      5,102       5,443
            8.00% due 08/01/30..................     14,649      15,628
            8.00% due 10/01/30..................     25,461      27,161
            8.00% due 11/01/30..................     41,907      44,707
            8.00% due 12/01/30..................     83,736      89,330
            8.00% due 01/01/31..................     84,646      90,300
                                                            -----------
                                                             23,991,224
                                                            -----------
         Federal National Mortgage Association -- 23.2%
            1.75% due 06/16/06..................  1,000,000     982,508
            3.88% due 05/15/07..................  1,000,000     991,972
            4.50% due 06/01/18..................    749,479     735,214
            4.50% due 02/01/35..................  1,447,247   1,381,278
            4.68% due 04/01/35(4)...............  3,777,561   3,756,757
            5.00% due 06/01/18..................  1,994,448   1,990,573
            5.00% due 09/01/18..................    637,765     636,526
            5.00% due 10/01/18..................  1,368,819   1,366,159
            5.00% due 11/01/18..................  1,073,989   1,071,902
            5.00% due 11/01/33..................     52,465      51,481
            5.00% due 03/01/34..................  5,999,399   5,881,291
            5.50% due 06/01/20..................  1,087,608   1,103,805
            5.50% due 12/01/33..................  6,512,242   6,515,261
            5.50% due 03/01/34..................    769,491     769,547
            5.50% due 07/01/34..................  2,332,626   2,332,795
            5.50% due 09/01/34..................    891,816     891,880

                                                 Principal
                                                  Amount/     Value
                 Security Description             Shares     (Note 2)
        --------------------------------------------------------------
        U.S. GOVERNMENT AGENCIES (continued)
        Federal National Mortgage Association (continued)
           6.00% due 12/01/16................... $  850,902 $   875,424
           6.00% due 05/01/17...................    158,156     162,712
           6.00% due 12/01/33...................  3,213,363   3,267,593
           6.00% due 08/01/34...................  2,495,869   2,538,376
           6.00% due 10/01/34...................  2,019,826   2,054,028
           6.00% due 06/01/35...................  3,428,361   3,486,429
           6.27% due 11/01/07...................     49,693      50,776
           6.31% due 02/01/08...................     93,715      95,682
           6.34% due 01/01/08...................     17,054      17,473
           6.43% due 01/01/08...................     18,036      18,511
           6.50% due 03/01/17...................    431,997     446,872
           6.50% due 04/01/29...................     65,493      67,624
           6.50% due 02/01/32...................    390,013     401,856
           6.50% due 07/01/32...................    202,411     208,557
           7.00% due 09/01/10...................      2,393       2,501
           7.00% due 07/01/11...................         99         104
           7.00% due 11/01/11...................      1,475       1,542
           7.00% due 05/01/12...................      2,405       2,513
           7.00% due 06/01/12...................      4,063       4,246
           7.00% due 09/01/12...................      1,756       1,836
           7.00% due 10/01/12...................        542         566
           7.00% due 07/01/13...................      2,691       2,814
           7.00% due 04/01/28...................     11,599      12,160
           7.00% due 10/01/28...................      1,002       1,050
           7.00% due 09/01/31...................    806,092     843,820
           7.05% due 06/01/07...................      4,082       4,142
           7.50% due 10/01/10...................     91,468      95,793
           7.50% due 11/01/14...................      6,621       6,934
           7.50% due 05/01/15...................      4,605       4,870
           7.50% due 06/01/15...................     73,096      77,309
           7.50% due 07/01/15...................     34,822      36,829
           7.50% due 08/01/15...................     12,027      12,720
                                                            -----------
                                                             45,262,611
                                                            -----------
        Government National Mortgage Association -- 0.1%
           6.50% due 06/15/29...................     76,977      80,222
           7.00% due 12/15/22...................     57,087      60,350
           7.00% due 08/15/29...................     59,218      62,310
           8.00% due 04/15/30...................      7,323       7,842
                                                            -----------
                                                                210,724
                                                            -----------
        Tennessee Valley Authority -- 0.2%
           4.65% due 06/15/35...................    468,000     445,616
                                                            -----------
        Total U.S. Government Agencies
           (cost $70,384,050)...................             69,910,175
                                                            -----------
        COMMON STOCK -- 0.0%
        Machinery -- 0.0%
          Manitowoc Co., Inc.
           (cost $261)..........................         28       1,407
                                                            -----------
        PREFERRED STOCK -- 0.7%
        Financial Services -- 0.4%
          General Electric Capital Corp.
           4.50%(9).............................     34,000     810,900
                                                            -----------
        Government Agency -- 0.3%
          Federal Home Loan Mtg. Corp. 5.70%....      5,721     275,466
          Federal National Mtg. Assoc. 7.00%(4).      6,152     339,898
                                                            -----------
                                                                615,364
                                                            -----------

        SunAmerica Core Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)


                                                     Principal
                                                      Amount/     Value
                 Security Description                 Shares     (Note 2)
    ----------------------------------------------------------------------
    PREFERRED STOCK (continued)
    Machinery -- 0.0%
      Fairfield Manufacturing Co., Inc.
       11.25%+(5)(10)(11)...........................    $28    $          0
                                                               ------------
    Total Preferred Stock
       (cost $1,485,568)............................              1,426,264
                                                               ------------
    WARRANTS+ -- 0.0%
    Communication Equipment -- 0.0%
      Concentric Network Corp.
       Expires 12/15/07 (strike price $5.43)(5)(11).      5               0
                                                               ------------
    Telecommunications -- 0.0%
      KMC Telecom Holdings, Inc.
       Expires 01/31/08 (strike price $0.01)(5)(11).     50               0
                                                               ------------
    Total Warrants
       (cost $0)....................................                      0
                                                               ------------
    Total Long-Term Investment Securities
       (cost $189,681,567)..........................            188,866,208
                                                               ------------


                                                                  Value
                 Security Description                 Shares     (Note 2)
    -----------------------------------------------------------------------
    REPURCHASE AGREEMENT -- 3.8%
      Agreement with State Street Bank & Trust.,
       bearing interest at 3.45% dated 09/30/05 to
       be repurchased 10/03/05 in the amount of
       $7,410,130 and collateralized by $7,535,000
       of Federal Home Loan Bank, bearing interest
       at 3.63% due 02/15/07 having an
       approximate value of $7,630,363
       (cost $7,408,000)........................... 7,408,000  $  7,408,000
                                                               ------------
    TOTAL INVESTMENTS --
       (cost $197,089,567)@........................     100.4%  196,274,208
    Liabilities in excess of other assets..........      (0.4)     (858,106)
                                                    ---------  ------------
    NET ASSETS --                                       100.0% $195,416,102
                                                    =========  ============

--------
+    Non-income producing security
#    Security represents an investment in an affiliated company; see Note 7.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Fund has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $19,989,579 representing 10.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 5 for cost of investments on a tax basis.
TIPS --Treasury Inflation Protected Security
(1)  Commercial mortgaged backed security.
(2)  Collateralized mortgage obligation.
(3) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(4) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2005.
(5)  Fair valued security; See Note 2.
(6) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(7)  Bond in default.
(8)  Company has filed for Chapter 11 bankruptcy protection.
(9) Security is a "step-up" preferred stock where the dividend rate increases or steps up at a predetermined rate. Rate reflected is as of September 30, 2005
(10) PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
(11) Illiquid security.
(12) Bond in default of interest and principal

See Notes to Financial Statements

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

      Government National Mortgage Association....................  46.6%
      U.S. Treasury Notes.........................................  26.6
      U.S. Treasury Bonds.........................................  17.2
      Private Export Funding......................................   5.1
      Federal Farm Credit Bank....................................   3.1
      Small Business Administration...............................   1.4
      Federal National Mortgage Association.......................   0.9
      International Bank for Reconstruction and Development.......   0.1
                                                                   -----
                                                                   101.0%
                                                                   =====

Credit Quality+#

           Government -- Treasury............................  43.5%
           Government -- Agency..............................  55.7
           Not Rated@........................................   0.8
                                                              -----
                                                              100.0%
                                                              =====

--------
*  Calculated as a percentage on net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Sources Standard & Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)



                                                 Principal     Value
                 Security Description             Amount      (Note 2)
           ------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS -- 43.8%
           U.S Treasury Bonds -- 17.2%
              3.38% due 04/15/32 TIPS.........  $16,505,100  $21,821,541
              5.38% due 02/15/31..............   12,000,000   13,443,744
                                                             -----------
                                                              35,265,285
                                                             -----------
           U.S. Treasury Notes -- 26.6%
              3.88% due 09/15/10..............   12,000,000   11,830,308
              4.13% due 05/15/15..............   12,000,000   11,793,276
              4.25% due 08/15/15..............   31,000,000   30,806,250
                                                             -----------
                                                              54,429,834
                                                             -----------
           Total U.S. Government Obligations
              (cost $91,597,003)..............                89,695,119
                                                             -----------
           U.S. GOVERNMENT AGENCIES -- 57.2%
           Federal Farm Credit Bank -- 3.1%
              2.50% due 03/15/06..............    5,000,000    4,964,505
              5.64% due 04/04/11..............      500,000      527,009
              6.00% due 03/07/11..............      200,000      213,716
              6.30% due 12/03/13..............      500,000      556,208
                                                             -----------
                                                               6,261,438
                                                             -----------
           Federal Home Loan Mortgage Corporation -- 0.0%
              8.00% due 06/01/08..............       12,560       12,723
              8.25% due 07/01/06..............          582          584
              8.50% due 05/01/08..............        1,151        1,175
              100.00% due 10/01/05(1).........           77           77
                                                             -----------
                                                                  14,559
                                                             -----------
           Federal National Mortgage Association -- 0.9%
              8.00% due 01/01/23..............       22,406       24,017
              6.53% due 05/25/30..............    1,705,985    1,771,557
              8.00% due 01/01/23..............       13,570       14,555
              11.00% due 02/01/15.............           35           39
              11.50% due 09/01/19.............       19,133       21,039
                                                             -----------
                                                               1,831,207
                                                             -----------
           Government National Mortgage Association -- 46.6%
              4.50% due 05/15/18...............   1,378,169    1,361,025
              4.50% due 08/15/18...............   2,139,792    2,113,175
              4.50% due 09/15/18...............   5,831,650    5,759,109
              4.50% due 10/15/18...............   5,638,052    5,567,919
              4.50% due 09/15/33...............   5,857,197    5,640,130
              5.00% due 04/15/18...............   6,123,877    6,158,068
              5.00% due 08/15/33...............   2,626,836    2,603,573
              5.00% due 09/15/33...............   1,173,960    1,163,564
              5.00% due 10/15/33...............     809,288      802,121
              5.00% due 11/15/34...............     268,375      265,748
              5.50% due 11/15/32...............      20,331       20,543
              5.50% due 03/15/33...............     706,159      713,318
              5.50% due 04/15/33...............     839,721      848,234
              5.50% due 05/15/33...............   1,877,882    1,896,920
              5.50% due 06/15/33...............   8,654,650    8,742,393
              5.50% due 07/15/33...............   2,456,352    2,481,255
              5.50% due 10/15/33...............   2,438,008    2,462,725
              5.50% due 12/15/33...............     488,992      493,949
              5.50% due 01/15/34...............   4,452,763    4,496,306
              5.50% due 02/15/34...............   2,916,257    2,944,774
              6.00% due 01/15/28...............       5,163        5,296
              6.00% due 04/15/28...............   1,853,116    1,901,933


                                                   Principal             Value
                 Security Description               Amount              (Note 2)
                 --------------------------------------------------------------
                 Government National Mortgage Association (continued)
                    6.00% due 05/15/28............ $    4,046          $    4,150
                    6.00% due 10/15/28............     20,472              20,999
                    6.00% due 01/15/29............      1,797               1,843
                    6.00% due 03/15/29............    105,706             108,394
                    6.00% due 04/15/29............     61,496              63,060
                    6.00% due 05/15/29............    115,330             118,263
                    6.00% due 06/15/29............     38,255              39,228
                    6.00% due 04/15/31............     45,288              46,402
                    6.00% due 05/15/31............     78,431              80,359
                    6.00% due 11/15/31............    355,934             364,685
                    6.00% due 12/15/31............    798,820             818,458
                    6.00% due 01/15/32............    288,981             296,060
                    6.00% due 02/15/32............     59,064              60,511
                    6.00% due 03/15/32............     13,108              13,429
                    6.00% due 08/15/32............    397,471             407,207
                    6.00% due 11/15/32............     71,976              73,739
                    6.00% due 12/15/32............     11,911              12,203
                    6.00% due 01/15/33............     27,129              27,793
                    6.00% due 02/15/33............    171,452             175,650
                    6.00% due 03/15/33............    159,164             163,060
                    6.00% due 04/15/33............    524,080             536,909
                    6.00% due 07/15/33............    391,409             400,991
                    6.00% due 08/15/33............  3,806,081           3,899,423
                    6.00% due 09/15/33............    528,165             541,094
                    6.00% due 10/15/33............  2,366,869           2,424,810
                    6.00% due 11/15/33............    241,081             246,982
                    6.00% due 12/15/33............  1,311,520           1,343,626
                    6.00% due 02/15/34............    490,421             502,445
                    6.00% due 05/15/34............     80,505              82,478
                    6.00% due 06/15/34............     59,419              60,876
                    6.00% due 07/15/34............  3,917,869           4,013,930
                    6.00% due 08/15/34............    265,555             272,066
                    6.00% due 09/15/34............  1,659,695           1,700,388
                    6.00% due 12/15/34............    634,890             650,456
                    6.00% due 09/15/34............    665,393             681,707
                    6.00% due 10/15/34............  7,309,652           7,488,875
                    6.00% due 11/15/34............    802,863             822,548
                    6.00% due 01/15/35............  1,665,762           1,706,490
                    6.00% due 06/15/35............    437,550             448,248
                    6.00% due 08/15/35............  1,672,869           1,713,771
                    6.50% due 02/15/29............     25,572              26,650
                    6.50% due 05/15/31............     48,571              50,551
                    6.50% due 06/15/31............     78,211              81,400
                    6.50% due 07/15/31............    111,742             116,299
                    6.50% due 08/15/31............    107,601             111,989
                    6.50% due 09/15/31............    226,832             236,081
                    6.50% due 10/15/31............    542,972             565,112
                    6.50% due 11/15/31............     20,151              20,972
                    6.50% due 12/15/31............     38,351              39,915
                    6.50% due 01/15/32............     48,383              50,341
                    6.50% due 02/15/32............    935,433             973,293
                    6.50% due 06/15/32............    157,348             163,716
                    7.00% due 07/15/23............     50,722              53,602
                    7.00% due 10/15/23............    156,889             165,797
                    7.00% due 09/15/25............    359,494             379,541
                    7.00% due 03/20/29............     28,871              30,234
                    7.00% due 06/20/29............      4,651               4,871
                    7.00% due 11/20/30............    123,172             128,944

        SunAmerica U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                    Principal           Value
                  Security Description               Amount            (Note 2)
                 ------------------------------------------------------------
                 U.S. GOVERNMENT AGENCIES (continued)
                 Government National Mortgage Association (continued)
                    7.50% due 04/15/17............. $ 17,009          $    18,105
                    7.50% due 08/15/23.............  270,200              288,761
                    7.50% due 09/15/23.............  805,947              861,312
                    7.50% due 10/15/23.............   26,206               28,006
                    8.00% due 11/15/06.............      741                  753
                    8.00% due 02/15/08.............    1,199                1,238
                    9.00% due 12/15/16.............  107,792              117,156
                    11.00% due 08/20/15............      304                  332
                    11.00% due 09/20/15............      730                  800
                    11.50% due 03/15/13............   24,422               27,052
                    11.50% due 06/15/13............   10,297               11,369
                    11.50% due 05/20/15............    4,073                4,502
                    12.50% due 09/15/14............    7,780                8,706
                    13.00% due 01/15/11............    3,352                3,745
                    13.00% due 02/15/11............    5,003                5,588
                    13.00% due 03/15/11............      275                  307
                    13.00% due 04/15/11............      592                  661
                    13.00% due 09/15/13............    5,432                6,097
                    13.00% due 10/20/14............    4,199                4,689
                    13.00% due 11/15/14............      848                  954
                    13.00% due 02/20/15............    1,380                1,538
                    13.50% due 02/15/13............   12,350               13,968
                    15.00% due 01/15/12............      510                  587
                    15.00% due 02/15/12............    1,209                1,390
                    15.00% due 06/15/12............   13,008               14,953
                    15.00% due 09/15/12............      712                  818
                    15.50% due 09/15/11............   39,147               44,979
                                                                      -----------
                                                                       95,543,358
                                                                      -----------


                                                 Principal      Value
                Security Description              Amount       (Note 2)
      --------------------------------------------------------------------
      International Bank for Reconstruction and
       Development -- 0.1%
         5.00% due 03/28/06.................... $   350,000  $    351,435
                                                             ------------
      Private Export Funding -- 5.1%
         5.87% due 07/31/08....................  10,000,000    10,373,240
                                                             ------------
      Small Business Administration -- 1.4%
         6.30% due 06/01/18....................   2,690,730     2,800,731
                                                             ------------
      Total U.S. Government Agencies
         (cost $117,197,391)...................               117,175,968
                                                             ------------
      TOTAL INVESTMENTS --
         (cost $208,794,394)@..................       101.0%  206,871,087
      Liabilities in excess of other assets....        (1.0)   (2,055,825)
                                                -----------  ------------
      NET ASSETS --                                   100.0% $204,815,262
                                                ===========  ============

--------
@    See Notes 5 for cost of investment on a tax basis.
TIPS --Treasury Inflation Protected Security
(1) Variable rate security--the rate reflected is as of September 30, 2005; maturity date reflects the next reset date.

See Notes to Financial Statements

        SunAmerica GNMA Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                Government National Mortgage Association  83.4%
                Repurchase Agreements...................  21.1
                Federal Home Loan Bank..................  14.7
                United States Treasury Notes............   5.6
                Federal Farm Credit Bank................   3.1
                Federal National Mortgage Association...   2.1
                United States Treasury Bonds............   1.7
                Small Business Administration...........   0.2
                                                         -----
                                                         131.9%
                                                         =====

Credit Quality+#

                         Government -- Treasury   7.6%
                         Government -- Agency..  92.4
                                                -----
                                                100.0%
                                                =====

--------
*  Calculated as a percentage of net assets.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)



                                               Principal      Value
                Security Description            Amount       (Note 2)
         -------------------------------------------------------------
         U.S. GOVERNMENT OBLIGATIONS -- 7.3%
         U.S Treasury Bonds -- 1.7%
            5.38% due 02/15/31..............  $  7,000,000 $  7,842,184
                                                           ------------
         U.S. Treasury Notes -- 5.6%
            3.88% due 09/15/10..............     3,000,000    2,957,577
            4.13% due 05/15/15..............     3,000,000    2,948,319
            4.25% due 08/15/15..............    21,000,000   20,868,750
                                                           ------------
                                                             26,774,646
                                                           ------------
         Total U.S. Government Obligations
            (cost $35,118,886)..............                 34,616,830
                                                           ------------
         U.S. GOVERNMENT AGENCIES -- 88.8%
         Federal National Mortgage Association -- 2.1%
            5.00% due 01/25/18(1)...........    10,000,000   10,035,888
                                                           ------------
         Government National Mortgage Association -- 83.4%
            4.50% due 05/15/18...............    2,756,337    2,722,051
            4.50% due 08/15/18...............    1,433,170    1,415,343
            4.50% due 09/15/18...............    4,523,357    4,467,090
            4.50% due 10/15/18...............    6,445,771    6,365,591
            4.50% due 08/15/33...............    3,810,715    3,669,491
            4.50% due 09/15/33...............    4,398,008    4,235,018
            5.00% due 04/15/34...............       84,898       84,067
            5.00% due 05/15/34...............      204,636      202,633
            5.00% due 11/15/34...............      918,230      909,242
            5.00% due 12/15/34...............      906,503      897,630
            5.00% TBA due Oct................   20,000,000   19,787,500
            5.00% due 03/15/18...............      878,059      882,961
            5.00% due 04/15/18...............    9,976,964   10,032,667
            5.00% due 05/15/18...............   14,196,083   14,275,343
            5.00% due 01/15/33...............       18,997       18,829
            5.00% due 05/15/33...............       17,134       16,982
            5.00% due 08/15/33...............    3,830,264    3,796,344
            5.00% due 09/15/33...............    3,381,454    3,351,508
            5.00% due 10/15/33...............    8,175,580    8,103,178
            5.50% due 06/15/29...............        8,338        8,439
            5.50% due 08/15/33...............    3,751,743    3,789,779
            5.50% due 09/15/33...............      562,696      568,401
            5.50% due 10/15/33...............    9,498,551    9,594,850
            5.50% due 12/15/33...............   10,294,029   10,398,392
            5.50% due 01/15/34...............   15,096,744   15,244,373
            5.50% due 02/15/34...............    1,915,099    1,933,826
            5.50% TBA due Oct................  130,000,000  131,178,060
            5.50% due 12/15/32...............    1,093,149    1,104,543
            5.50% due 01/15/33...............      659,948      666,638
            5.50% due 02/15/33...............    2,881,890    2,911,107
            5.50% due 03/15/33...............    1,651,385    1,668,127
            5.50% due 04/15/33...............    8,688,053    8,776,134
            5.50% due 05/15/33...............   10,103,082   10,205,509
            5.50% due 06/15/33...............   11,168,171   11,281,664
            5.50% due 07/15/33...............      571,324      577,116
            6.00% due 11/15/23...............        7,133        7,329
            6.00% due 01/15/24...............        9,186        9,434
            6.00% due 07/15/28...............        6,403        6,568
            6.00% due 11/15/28...............      474,250      486,462
            6.00% due 12/15/28...............      459,272      471,097
            6.00% due 01/15/29...............    1,057,279    1,084,167
            6.00% due 02/15/29...............    1,084,583    1,112,166
            6.00% due 03/15/29...............      750,402      769,487


                                                  Principal             Value
                Security Description               Amount              (Note 2)
                ---------------------------------------------------------------
                Government National Mortgage Association (continued)
                   6.00% due 04/15/29........... $ 1,703,758          $ 1,747,088
                   6.00% due 04/15/29...........     323,612              331,927
                   6.00% due 05/15/29...........     228,532              234,344
                   6.00% due 06/15/29...........     706,572              724,583
                   6.00% due 07/15/29...........     346,869              355,690
                   6.00% due 08/15/29...........      31,960               32,773
                   6.00% due 10/15/29...........     173,657              178,074
                   6.00% due 04/15/31...........      24,703               25,310
                   6.00% due 07/15/31...........      42,771               43,823
                   6.00% due 10/15/31...........     133,999              137,293
                   6.00% due 11/15/31...........   2,106,038            2,157,813
                   6.00% due 12/15/31...........     974,952              998,921
                   6.00% due 01/15/32...........     928,061              950,795
                   6.00% due 02/15/32...........      89,631               91,827
                   6.00% due 03/15/32...........     620,464              635,663
                   6.00% due 07/15/32...........     161,664              165,625
                   6.00% due 08/15/32...........   2,457,958            2,518,328
                   6.00% due 09/15/32...........   1,814,297            1,858,740
                   6.00% due 10/15/32...........     275,243              281,985
                   6.00% due 11/15/32...........      10,901               11,168
                   6.00% due 12/15/32...........     223,705              229,185
                   6.00% due 01/15/33...........   2,183,383            2,236,832
                   6.00% due 02/15/33...........   3,701,220            3,791,824
                   6.00% due 03/15/33...........   1,894,922            1,941,309
                   6.00% due 04/15/33...........   2,286,913            2,342,895
                   6.00% due 05/15/33...........   2,415,055            2,474,174
                   6.00% due 06/15/33...........   1,661,264            1,701,932
                   6.00% due 08/15/33...........   2,722,512            2,789,179
                   6.00% due 10/15/33...........     794,193              813,635
                   6.00% due 11/15/33...........   3,047,028            3,121,619
                   6.00% due 12/15/33...........   4,837,407            4,955,825
                   6.00% due 01/15/34...........   2,862,385            2,932,567
                   6.00% due 02/15/34...........  16,988,450           17,404,984
                   6.00% due 03/15/34...........     665,680              682,002
                   6.00% due 04/15/34...........   6,578,272            6,739,562
                   6.00% due 05/15/34...........     435,636              446,317
                   6.00% due 06/15/34...........     942,563              965,673
                   6.00% due 07/15/34...........   5,728,573            5,869,030
                   6.00% due 08/15/34...........   8,333,728            8,538,267
                   6.00% due 09/15/34...........     431,181              441,762
                   6.00% due 10/15/34...........   1,364,560            1,398,018
                   6.00% due 11/15/34...........   2,553,783            2,616,398
                   6.00% due 12/15/34...........     127,866              131,001
                   6.00% due 01/15/35...........     103,983              106,526
                   6.00% due 02/15/35...........   1,770,020            1,813,298
                   6.00% due 04/15/35...........      91,432               93,667
                   6.00% due 05/15/35...........     154,045              157,811
                   6.00% due 06/15/35...........     607,130              621,975
                   6.50% due 03/15/28...........      37,650               39,268
                   6.50% due 08/15/28...........      77,944               81,281
                   6.50% due 12/15/28...........       1,757                1,832
                   6.50% due 01/15/29...........       7,265                7,572
                   6.50% due 02/15/29...........       2,561                2,669
                   6.50% due 03/15/29...........     167,519              174,581
                   6.50% due 04/15/29...........       2,618                2,729
                   6.50% due 05/15/29...........      19,806               20,650
                   6.50% due 06/15/29...........      59,141               61,634
                   6.50% due 07/15/29...........       7,772                8,100

        SunAmerica GNMA Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                  Principal       Value
                  Security Description             Amount        (Note 2)
          ----------------------------------------------------------------
          U.S. GOVERNMENT AGENCIES (continued)
          Government National Mortgage Association (continued)
             6.50% due 10/15/29.................. $   10,143   $     10,571
             6.50% due 08/15/31..................    454,269        472,792
             6.50% due 09/15/31..................     34,243         35,639
             6.50% due 10/15/31..................    492,341        512,416
             6.50% due 11/15/31..................    316,956        329,880
             6.50% due 12/15/31..................    382,558        398,156
             6.50% due 02/15/32..................    317,241        330,080
             6.50% due 05/15/32..................  2,336,329      2,430,885
             6.50% due 06/15/32..................    174,126        181,174
             7.00% due 03/15/23..................    141,687        149,732
             7.00% due 01/20/24..................      1,087          1,143
             7.00% due 03/20/24..................      1,075          1,130
             7.00% due 07/20/25..................      6,511          6,841
             7.00% due 09/15/25..................    156,121        164,827
             7.00% due 01/20/29..................     65,724         68,826
             7.00% due 02/20/29..................     12,837         13,443
             7.00% due 06/20/29..................     23,063         24,152
             7.00% due 07/20/29..................     87,693         91,833
             7.00% due 09/20/29..................      8,544          8,947
             7.00% due 10/20/29..................     16,508         17,287
             7.00% due 11/20/29..................      6,174          6,465
             7.00% due 03/20/30..................      8,257          8,644
             7.00% due 06/20/30..................     15,743         16,481
             7.00% due 08/20/30..................     46,212         48,377
             7.00% due 09/20/30..................     39,788         41,653
             7.00% due 10/20/30..................     54,895         57,468
             8.00% due 11/15/26..................    281,337        301,632
             8.00% due 12/15/29..................     33,356         35,732
             8.00% due 01/15/30..................        983          1,052
             8.00% due 04/15/30..................     50,668         54,261
             8.00% due 05/15/30..................      8,335          8,927
             8.00% due 08/15/30..................     55,164         59,076
             8.50% due 03/15/17..................     34,115         37,108
             8.50% due 05/15/21..................     87,786         96,194
             8.50% due 12/15/22..................    147,182        161,455
             8.50% due 01/15/23..................    123,995        136,185
             8.50% due 09/15/24..................     53,244         58,527
             9.00% due 07/15/16..................     89,111         96,851
             9.00% due 10/15/16..................     19,735         21,449
                                                               ------------
                                                                396,823,780
                                                               ------------


                                               Principal       Value
               Security Description             Amount        (Note 2)
      ------------------------------------------------------------------
      Small Business Administration -- 0.2%
         6.30% due 06/01/18.................. $   896,910  $     933,577
                                                           -------------
      Federal Farm Credit Bank -- 3.1%
         2.50% due 03/15/06(2)...............  15,000,000     14,893,515
                                                           -------------
      Total U.S. Government Agencies
         (cost $425,770,143).................                422,686,760
                                                           -------------
      Total Long-Term Investment Securities -- 96.1%
         (cost $460,889,029).................                457,303,590
                                                           -------------
      SHORT-TERM INVESTMENT SECURITIES -- 14.7%
        Federal Home Loan Bank
         3.17% due 10/03/05(2)
         (cost $69,987,672)..................  70,000,000     69,987,672
                                                           -------------
      REPURCHASE AGREEMENTS -- 21.1%
        State Street Bank & Trust Co. Joint
         Repurchase Agreement(2)(3)..........  10,604,000     10,604,000
        UBS Securities, LLC Joint Repurchase
         Agreement(2)(3).....................  90,000,000     90,000,000
                                                           -------------
      Total Repurchase Agreements
         (cost $100,604,000).................                100,604,000
                                                           -------------
      TOTAL INVESTMENTS --
         (cost $631,480,701)@................       131.9%   627,895,262
      Liabilities in excess of other assets..       (31.9)  (151,827,083)
                                              -----------  -------------
      NET ASSETS --                                 100.0% $ 476,068,179
                                              ===========  =============

--------
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date:
@    See Note 5 for cost of investments on a tax basis.
(1)  Collateralized mortgage obligation.
(2)  The security or a portion thereof represents collateral for TBA securities.
(3)  See Note 2 for details of Joint Repurchase Agreement.

See Notes to Financial Statements

        SunAmerica Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                   Foreign Government Agencies......... 31.0%
                   Financial Services..................  8.8
                   Federal National Mtg. Association...  6.6
                   Federal Home Loan Mtg. Corp.........  6.5
                   Telecommunications..................  4.8
                   Broadcasting & Media................  3.9
                   U.S.Treasury Notes..................  3.9
                   Utilities...........................  3.7
                   Leisure & Tourism...................  3.1
                   Repurchase Agreements...............  2.7
                   U.S Treasury Bonds..................  2.4
                   Energy Sources......................  2.1
                   Financial Services..................  1.7
                   Food, Beverage & Tobacco............  1.2
                   Forest Products.....................  1.1
                   Chemicals...........................  1.0
                   Health Services.....................  1.0
                   Time Deposit........................  1.0
                   Automotive..........................  0.9
                   Business Services...................  0.8
                   Energy Services.....................  0.8
                   Banks...............................  0.7
                   Medical Products....................  0.7
                   Pharmaceuticals.....................  0.7
                   Insurance...........................  0.6
                   Metals & Mining.....................  0.6
                   Retail Stores.......................  0.6
                   Real Estate Investment Trusts.......  0.5
                   Household & Personal Products.......  0.4
                   Computer Software...................  0.3
                   Conglomerate........................  0.3
                   Electronics.........................  0.3
                   Machinery...........................  0.3
                   Restaurants.........................  0.3
                   Retail..............................  0.3
                   Transportation......................  0.3
                   Building Materials..................  0.2
                   Communication Equipment.............  0.2
                   Aerospace & Military Technology.....  0.1
                   Computers & Business Equipment......  0.1
                   Government National Mtg. Association  0.1
                   Internet Content....................  0.1
                                                        ----
                                                        96.7%
                                                        ====

Credit Quality+#

                         Government -- Treasury   7.1%
                         Government -- Agency..  14.2
                         AAA...................  10.6
                         AA....................   4.0
                         A.....................   6.0
                         BBB...................  12.2
                         BB....................  17.5
                         B.....................  14.9
                         CCC...................   8.1
                         CC....................   0.1
                         C.....................   0.2
                         Below C...............   0.1
                         Not Rated@............   5.0
                                                -----
                                                100.0%
                                                =====

Country Allocation*

                              United States. 60.5%
                              Brazil........  6.1
                              Russia........  4.1
                              Mexico........  3.3
                              Canada........  3.0
                              Sweden........  2.3
                              Argentina.....  2.2
                              Turkey........  2.0
                              Spain.........  1.7
                              Venezuela.....  1.6
                              Germany.......  1.4
                              Australia.....  0.9
                              Italy.........  0.8
                              South Africa..  0.8
                              United Kingdom  0.7
                              Japan.........  0.6
                              Belgium.......  0.5
                              Czech Republic  0.5
                              Luxembourg....  0.5
                              Greece........  0.4
                              Ireland.......  0.4
                              Poland........  0.4
                              Ukraine.......  0.4
                              France........  0.3
                              Netherlands...  0.3
                              Uruguay.......  0.3
                              Cayman Island.  0.2
                              Finland.......  0.2
                              Peru..........  0.2
                              Mexico........  0.1
                                             ----
                                             96.7%
                                             ====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or the rating is unavailable from the data source.
+  Source: Standard and Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)



                                                      Principal    Value
                  Security Description                Amount**    (Note 2)
    ----------------------------------------------------------------------
    ASSET-BACKED SECURITIES -- 3.3%
    Asset-Backed Securities -- 3.3%
      Banc of America Commercial Mtg., Inc.
       2005 5 Commercial Mtg. Certificate A J
       5.33% due 09/10/15(1)......................... $  400,000 $  402,015
      Commercial Mtg. Asset Trust
       Commercial Mtg. Certificates, Series 1999-C1,
       Class C
       7.35% due 10/11/05(1).........................  1,200,000  1,375,378
      DLJ Commercial Mtg. Corp.
       Commercial Mtg. Certificates,
       Series 1998-CG1, Class S
       0.83% due 10/01/05(1)(2)(4)...................  7,426,651    139,307
      DLJ Commercial Mtg. Corp.
       Commercial Mtg. Certificates,
       Series 1998-CF2, Class S
       0.98% due 10/01/05(1)(2)(4)...................  6,412,767    150,945
      Lehman Brothers Floating Rate Commercial Mtg.
       Trust 2005, Class A2
       3.93% due 07/15/18*(1)(3).....................  1,000,000    998,700
      Lehman Brothers Floating Rate Commercial Mtg.
       Trust 2005 Pass-thru
       3.98% due 07/15/18*(1)(3).....................  1,000,000    998,710
      Mid-State Trust Asset Backed Notes,
       Series 6, Class A1
       7.34% due 07/01/35(1).........................    730,531    769,492
      Morgan Stanley Capital I,
       Class B 2005-T19 Class B
       5.06% due 10/01/05(1)(2)......................    300,000    296,228
      Morgan Stanley Capital I,
       Class C 2005-T19 Class C
       5.16% due 10/01/05(1)(2)......................    200,000    196,977
      PNC Mtg. Securities Corp.
       Certificates, Series 1992-2, Class DB3
       6.91% due 10/01/05(1)(2)(5)...................    295,086    294,281
      Wachovia Bank Commercial Mtg.
       Trust 2005 Commercial Mtg. Class B
       4.00% due 01/15/18*(1)(3).....................  1,200,000  1,198,812
                                                                 ----------
    Total Asset-Backed Securities
       (cost $6,867,958).............................             6,820,845
                                                                 ----------
    BONDS & NOTES -- 29.1%
    Aerospace & Military Technology -- 0.1%
      DeCrane Aircraft Holdings
       Guaranteed Sr. Sub. Notes, Series B
       12.00% due 09/30/08...........................    175,000    105,000
      Raytheon Co.
       Notes
       6.75% due 08/15/07............................    113,000    116,766
                                                                 ----------
                                                                    221,766
                                                                 ----------
    Apparel & Textiles -- 0.0%
      Warnaco, Inc.
       Sr. Notes
       8.88% due 06/15/13............................     50,000     54,000
                                                                 ----------


                                                     Principal   Value
                  Security Description               Amount**   (Note 2)
      ------------------------------------------------------------------
      Automotive -- 0.9%
        BREED Technologies, Inc.
         Guaranteed Sr. Sub. Notes
         9.25% due 04/15/08(6)(7)+.................. $500,000  $        0
        Cooper-Standard Automotive, Inc.
         Sr. Sub. Notes
         8.38% due 12/15/14.........................  155,000     130,200
        DaimlerChrysler North America Holding Corp.
         Sr. Notes
         4.88% due 06/15/10.........................   38,000      37,240
        Dana Corp.
         Sr. Notes
         5.85% due 01/15/15.........................  450,000     352,972
        Diamond Triumph Auto Glass, Inc.
         Guaranteed Sr. Sub. Notes
         9.25% due 04/01/08(7)(12)..................  100,000      70,000
        Dominion Resources, Inc.
         Sr. Notes, Series B
         5.95% due 06/15/35.........................   55,000      53,729
        Dura Operating Corp.
         Sr. Notes
         8.63% due 04/15/12.........................  179,000     159,310
        Exide Corp.
         Term Loan
         10.00% due 03/15/25(7)(12).................  225,000           0
        Ford Motor Co.
         Bonds
         6.38% due 02/01/29.........................   44,000      31,570
        Ford Motor Co.
         Notes
         7.45% due 07/16/31.........................  850,000     663,000
        Hertz Corp.
         Notes
         6.90% due 08/15/14.........................   44,000      40,753
        Hertz Corp.
         Sr. Notes
         7.40% due 03/01/11.........................  226,000     219,000
        Hertz Corp.
         Notes
         7.63% due 06/01/12.........................   82,000      78,729
        Navistar International Corp.
         Sr. Notes, Series B
         6.25% due 03/01/12.........................   29,000      27,550
        Stanadyne Corp.
         Sr. Sub. Notes
         10.00% due 08/15/14........................   50,000      49,500
                                                               ----------
                                                                1,913,553
                                                               ----------
      Banks -- 0.6%
        American Express Centurion Bank
         Notes
         3.93% due 11/16/09(3)......................   40,000      39,786
        Bank of America Corp.
         Sub. Notes
         7.80% due 09/15/16.........................  123,000     149,729

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                  Principal   Value
                   Security Description           Amount**   (Note 2)
          -----------------------------------------------------------
          BONDS & NOTES (continued)
          Banks (continued)
            Charter One Bank FSB
             Sub. Notes
             6.38% due 05/15/12.................. $318,000  $  344,973
            Credit Suisse First Boston New York
             Sub. Notes
             6.50% due 05/01/08*.................   40,000      41,707
            HSBC Bank USA
             Sub. Notes
             5.63% due 08/15/35..................   65,000      64,025
            Independence Community Bank Corp.
             Sr. Notes
             4.90% due 09/23/10..................   60,000      59,494
            JPMorgan Chase Bank NA
             Sub. Notes
             6.13% due 11/01/08..................   63,000      65,567
            PNC Funding Corp.
             Guaranteed Sr. Notes
             5.75% due 08/01/06..................   85,000      85,828
            Popular North America, Inc.
             Notes
             4.25% due 04/01/08..................  108,000     106,597
            Sovereign Bancorp, Inc.
             Sr. Notes
             4.80% due 09/01/10*.................  110,000     109,218
            US Bank NA
             Notes
             3.90% due 08/15/08..................   85,000      83,418
            Wachovia Corp.
             Sub. Debentures
             5.50% due 08/01/35..................  140,000     136,582
            Wells Fargo & Co.
             Notes
             3.97% due 09/15/09(3)...............   36,000      36,054
                                                            ----------
                                                             1,322,978
                                                            ----------
          Broadcasting & Media -- 3.0%
            Adelphia Communications Corp.
             Sr. Notes
             10.25% due 06/15/11(6)+.............   50,000      38,000
            Affinity Group, Inc.
             Sr. Sub. Notes
             9.00% due 02/15/12..................  364,000     364,000
            AMFM, Inc.
             Sr. Notes
             8.00% due 11/01/08..................  148,000     159,362
            CCO Holdings, LLC
             Sr. Notes
             8.75% due 11/15/13..................  175,000     172,813
            Charter Communications Holdings, LLC
             Sr. Notes
             9.63% due 11/15/09..................  925,000     786,250
            Charter Communications Holdings, LLC
             Sr. Notes
             9.92% due 04/01/11(8)...............  200,000     144,500
            Charter Communications Holdings, LLC
             Sr. Notes
             10.25% due 01/15/10.................   25,000      20,750


                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         ------------------------------------------------------------
         Broadcasting & Media (continued)
           Charter Communications Holdings, LLC
            Sr. Notes
            10.75% due 10/01/09................. $  450,000 $  396,000
           Charter Communications Holdings, LLC
            Sr. Notes
            11.13% due 01/15/11.................  1,500,000  1,155,000
           Clear Channel Communications, Inc.
            Sr. Debentures
            6.88% due 06/15/18..................    130,000    133,271
           COX Communications, Inc.
            Debentures
            7.63% due 06/15/25..................    163,000    187,760
           COX Communications, Inc.
            Notes
            7.75% due 11/01/10..................    110,000    121,723
           Fisher Communications, Inc.
            Sr. Notes
            8.63% due 09/15/14..................    300,000    320,250
           Haights Cross Operating Co.
            Guaranteed Sr. Notes
            11.75% due 08/15/11.................    150,000    164,250
           Historic TW, Inc.
            Guaranteed Sr. Notes
            6.63% due 05/15/29..................    144,000    150,625
           Insight Communications Co., Inc.
            Sr. Sub. Notes
            12.25% due 02/15/11(8)..............    100,000    102,000
           News America, Inc.
            Guaranteed Sr. Debentures
            7.30% due 04/30/28..................     65,000     72,158
           Paxson Communications Corp.
            Guaranteed Sr. Sub. Notes
            12.25% due 01/15/09(8)..............    700,000    679,000
           Telex Communications, Inc.
            Sr. Sec. Notes
            11.50% due 10/15/08.................     50,000     53,375
           Time Warner Entertainment Co. LP
            Sr. Debentures
            8.38% due 03/15/23..................    198,000    240,171
           Young Broadcasting, Inc.
            Guaranteed Sr. Sub. Notes
            8.75% due 01/15/14..................    125,000    110,937
           Young Broadcasting, Inc.
            Guaranteed Sr. Sub. Notes
            10.00% due 03/01/11.................    675,000    637,875
                                                            ----------
                                                             6,210,070
                                                            ----------
         Building Materials -- 0.2%
           American Standard, Inc.
            Sr. Notes
            7.63% due 02/15/10..................    163,000    178,831
           Dayton Superior Corp.
            Sr. Sec. Notes
            10.75% due 09/15/08.................    175,000    176,750
                                                            ----------
                                                               355,581
                                                            ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                               Principal   Value
                  Security Description         Amount**   (Note 2)
            ------------------------------------------------------
            BONDS & NOTES (continued)
            Business Services -- 0.8%
              Alderwoods Group, Inc.
               Sr. Notes
               7.75% due 09/15/12............. $ 50,000  $   52,500
              Associated Materials, Inc.
               Sr. Sub. Notes
               9.75% due 04/15/12.............  175,000     169,312
              Di Finance Subordinated, LLC
               Division Capital Corp.
               Sr. Sub. Notes
               9.50% due 02/15/13*............  225,000     235,125
              FTI Consulting, Inc.
               Sr. Notes
               7.63% due 06/15/13*............   75,000      76,500
              Mobile Mini, Inc.
               Sr. Notes
               9.50% due 07/01/13.............  100,000     110,500
              Monitronics International, Inc.
               Sr. Sub. Notes
               11.75% due 09/01/10............  275,000     277,750
              PHH Corp.
               Notes
               6.00% due 03/01/08.............   67,000      68,150
              Seitel, Inc.
               Sr. Notes
               11.75% due 07/15/11............  375,000     416,250
              Service Corp. International
               Sr. Notes
               6.75% due 04/01/16.............   75,000      75,375
              Service Corp. International
               Sr. Notes
               7.00% due 06/15/17*............  200,000     202,000
                                                         ----------
                                                          1,683,462
                                                         ----------
            Chemicals -- 0.6%
              BCI US Finance Corp.
               Sr. Sec. Notes
               9.10% due 07/15/10*(3).........  100,000     101,000
              Cytec Industries, Inc.
               Notes
               5.50% due 10/01/10.............   60,000      59,742
              Cytec Industries, Inc.
               Notes
               6.00% due 10/01/15.............  180,000     179,333
              Dow Chemical Co.
               Debentures
               7.38% due 03/01/23.............   97,000     115,258
              Equistar Chemicals LP
               Notes
               8.75% due 02/15/09.............   75,000      78,000
              Equistar Chemicals LP
               Sr. Notes
               10.63% due 05/01/11............  175,000     190,750
              ICI North America
               Debentures
               8.88% due 11/15/06.............  111,000     115,816
              Lubrizol Corp.
               Sr. Notes
               5.88% due 12/01/08.............   55,000      56,454


                                                 Principal   Value
                   Security Description          Amount**   (Note 2)
          -----------------------------------------------------------
          Chemicals (continued)
            Lubrizol Corp.
             Sr. Debentures
             6.50% due 10/01/34................. $ 65,000  $   68,150
            Lyondell Chemical Co.
             Guaranteed Sr. Sec. Notes
             9.50% due 12/15/08.................   50,000      52,375
            Phosphate Resource Partners LP
             Sr. Notes
             7.00% due 02/15/08.................  125,000     127,813
            Rockwood Specialties Group
             Sr. Sub. Notes
             7.50% due 11/15/14*................   75,000      72,750
            Rockwood Specialties, Inc.
             Sr. Sub. Notes
             10.63% due 05/15/11................   55,000      59,950
                                                           ----------
                                                            1,277,391
                                                           ----------
          Communication Equipment -- 0.2%
            Motorola, Inc.
             Debentures
             6.50% due 09/01/25.................  222,000     241,877
            Rural Cellular Corp.
             Sr. Sub. Notes
             9.75% due 01/15/10.................  250,000     252,500
                                                           ----------
                                                              494,377
                                                           ----------
          Computer Software -- 0.3%
            Solar Capital Corp.
             Sr. Notes
             9.13% due 08/15/13*................  175,000     181,344
            Sungard Data Systems, Inc.
             Sr. Sub. Notes
             10.25% due 08/15/15*...............  150,000     151,875
            Unisys Corp.
             Sr. Notes
             8.00% due 10/15/12.................  225,000     221,062
                                                           ----------
                                                              554,281
                                                           ----------
          Computers & Business Equipment -- 0.1%
            Activant Solutions, Inc.
             Sr. Notes
             9.50% due 04/01/10*(3).............  100,000     102,000
                                                           ----------
          Conglomerate -- 0.2%
            Carriage Services, Inc.
             Sr. Notes
             7.88% due 01/15/15.................  287,000     297,045
            Park-Ohio Industries, Inc.
             Sr. Sub. Notes
             8.38% due 11/15/14.................   75,000      65,062
                                                           ----------
                                                              362,107
                                                           ----------
          Electronics -- 0.2%
            Advanced Micro Devices, Inc.
             Sr. Notes
             7.75% due 11/01/12.................  225,000     230,625
            Sanmina-Sci Corp.
             Sr. Sub. Notes
             6.75% due 03/01/13.................   75,000      71,250
                                                           ----------
                                                              301,875
                                                           ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                 Principal  Value
                   Security Description          Amount**  (Note 2)
            ------------------------------------------------------
            BONDS & NOTES (continued)
            Energy Services -- 0.1%
              Hanover Compressor Co.
               Sub. Notes
               11.00% due 03/31/07.............. $ 25,000  $ 22,500
              Oslo Seismic Services, Inc.
               1st Mtg. Notes
               8.28% due 06/01/11...............  197,728   206,514
              Pride International, Inc.
               Sr. Notes
               7.38% due 07/15/14...............   50,000    54,312
                                                           --------
                                                            283,326
                                                           --------
            Energy Sources -- 1.9%
              Belden & Blake Corp.
               Sec. Notes
               8.75% due 07/15/12...............   75,000    78,375
              Calpine Corp.
               Sec. Notes
               8.75% due 07/15/13*..............  680,000   481,100
              Chesapeake Energy Corp.
               Sr. Notes
               6.25% due 01/15/18...............  350,000   343,000
              Chesapeake Energy Corp.
               Sr. Notes
               6.63% due 01/15/16...............   25,000    25,312
              Citgo Petroleum Corp.
               Sr. Notes
               6.00% due 10/15/11...............   75,000    75,000
              Colorado Interstate Gas Co.
               Debentures
               6.85% due 06/15/37...............  150,000   151,557
              ConocoPhillips
               Sr. Notes
               7.00% due 03/30/29...............  125,000   150,494
              Costilla Energy, Inc.
               Sr. Notes
               10.25% due 10/01/49(6)(7)+.......  500,000         0
              Encore Acquisition Co.
               Sr. Sub. Notes
               6.00% due 07/15/15*..............   75,000    73,125
              Encore Acquisition Co.
               Sr. Sub. Notes
               6.25% due 04/15/14...............   50,000    49,750
              Enterprise Products Operating LP
               Sr. Notes
               4.95% due 06/01/10...............  130,000   127,768
              Enterprise Products Operating LP,
               Series B Guaranteed Sr. Notes
               5.00% due 03/01/15...............   60,000    56,930
              EXCO Resources, Inc.
               Guaranteed Notes
               7.25% due 01/15/11...............  125,000   129,375
              FPL Group Capital, Inc.
               Notes
               4.09% due 02/16/07...............  120,000   119,211
              Grant Prideco, Inc.
               Sr. Notes
               6.13% due 08/15/15*..............   50,000    50,500


                                                     Principal    Value
                  Security Description               Amount**    (Note 2)
     --------------------------------------------------------------------
     Energy Sources (continued)
       Hilcorp Finance Co.
        Sr. Notes
        10.50% due 09/01/10*........................ $  350,000 $  385,000
       Mission Energy Holding Co.
        Sr. Sec. Notes
        13.50% due 07/15/08.........................  1,075,000  1,265,812
       Newfield Exploration Co.
        Sr. Sub. Notes
        6.63% due 09/01/14..........................    150,000    156,000
       Roseton Danskammer
        Guaranteed Pass-Thru Certificates, Series B
        7.67% due 11/08/16..........................    150,000    149,250
       Whiting Petroleum Corp.
        Sr. Sub. Notes
        7.00% due 02/01/14*.........................    100,000    101,375
                                                                ----------
                                                                 3,968,934
                                                                ----------
     Financial Services -- 5.5%
       AAC Group Holding Corp.
        Sr. Notes
        10.25% due 10/01/12*(8).....................    125,000     90,000
       Affinity Group, Inc.
        Sr. Sub. Notes
        10.00% due 02/15/15*........................    125,000    135,000
       Associates Corp. of North America
        Sr. Debentures
        6.95% due 11/01/18..........................     60,000     70,049
       BAE Systems Holdings, Inc.
        Guaranteed Notes
        4.75% due 08/15/10*.........................    245,000    241,944
       BAE Systems Holdings, Inc.
        Guaranteed Notes
        5.20% due 08/15/15*.........................     67,000     66,078
       BAE Systems Holdings, Inc.
        Guaranteed Notes
        6.40% due 12/15/11*.........................    237,000    252,672
       Borden United States Finance Corp.
        Sr. Sec. Notes
        9.00% due 07/15/14*.........................     75,000     76,125
       Caterpillar Financial Services Corp.
        Sr. Notes
        4.30% due 06/01/10..........................    100,000     98,505
       Caterpillar Financial Services Corp.
        Notes
        4.70% due 03/15/12..........................     72,000     71,527
       Chukchansi Economic Development Authority
        Sr. Notes
        14.50% due 06/15/09*........................    500,000    602,500
       Citigroup Global Markets Holdings, Inc.
        Sr. Notes
        5.88% due 03/15/06..........................     85,000     85,604
       Consolidated Communications Holdings, Inc.
        Sr. Notes
        9.75% due 04/01/12..........................    135,000    143,775
       Countrywide Home Loans, Inc.
        Tranche Trust 00255
        5.50% due 08/01/06..........................    101,000    101,815

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                               Principal    Value
                  Security Description         Amount**    (Note 2)
            -------------------------------------------------------
            BONDS & NOTES (continued)
            Financial Services (continued)
              ESI Tractebel Acquisition Corp.
               Guaranteed Bonds
               7.99% due 12/30/11............. $  223,000 $  233,883
              FBG Finance, Ltd.
               Notes
               5.88% due 06/15/35*............     60,000     58,805
              Ford Motor Credit Co.
               Notes
               5.70% due 01/15/10.............     58,000     52,688
              Ford Motor Credit Co.
               Sr. Notes
               5.80% due 01/12/09.............    117,000    109,171
              Ford Motor Credit Co.
               Notes
               6.38% due 11/05/08.............    123,000    118,229
              Ford Motor Credit Co.
               Notes
               7.00% due 10/01/13.............    250,000    231,839
              General Electric Capital Corp.
               Notes
               5.38% due 03/15/07.............     67,000     67,849
              General Electric Capital Corp.
               Bonds
               6.75% due 03/15/32.............    201,000    236,422
              General Motors Acceptance Corp.
               Notes
               6.07% due 12/01/14(3)..........    625,000    525,447
              General Motors Acceptance Corp.
               Notes
               6.75% due 12/01/14.............    225,000    195,715
              General Motors Acceptance Corp.
               Sr. Notes
               7.00% due 02/01/12.............    145,000    130,946
              General Motors Acceptance Corp.
               Bonds
               8.00% due 11/01/31.............  3,050,000  2,663,166
              H & E Equipment Services, LLC
               Guaranteed Sr. Sec. Notes
               11.13% due 06/15/12............    125,000    140,000
              HSBC Finance Corp. Global
               Sr. Notes
               4.75% due 07/15/13.............    237,000    231,320
              ING USA Global Funding Trust
               Tranche Trust 00001
               4.50% due 10/01/10.............    120,000    118,366
              John Deere Capital Corp.
               Tranche Trust 00332
               4.50% due 08/25/08.............    166,000    165,353
              JPMorgan Chase & Co.
               Global Sub. Notes
               5.15% due 10/01/15.............    144,000    143,113
              Lehman Brothers Holdings, Inc.
               Notes
               6.63% due 01/18/12.............    120,000    130,538
              MBNA Corp.
               Tranche Sr. 00058
               4.63% due 09/15/08.............    190,000    189,862
              MedCath Holdings Corp.
               Sr. Notes
               9.88% due 07/15/12.............    175,000    190,750
              Merrill Lynch & Co., Inc.
               Tranche Trust 00476
               4.79% due 08/04/10.............     96,000     95,668


                                                       Principal    Value
                 Security Description                  Amount**    (Note 2)
  --------------------------------------------------------------------------
  Financial Services (continued)
    Muzak, LLC/ Muzak Finance Corp.
     Guaranteed Sr. Sub. Notes
     9.88% due 03/15/09............................... $   75,000 $    37,594
    National Rural Utilites Cooperative Finance Corp.
     Sec. Collateral Trust Bonds
     3.88% due 02/15/08...............................     85,000      83,671
    Nexstar Finance Holdings, LLC
     Guaranteed Sr. Disc. Notes
     11.38% due 04/01/13(8)...........................    575,000     425,500
    NGC Corp. Capital Trust,
     Series B Guaranteed Sub. Notes
     8.32% due 06/01/27...............................  1,225,000   1,099,438
    Nisource Finance Corp.
     Guaranteed Notes
     5.45% due 09/15/20...............................     60,000      58,691
    PCA, LLC
     Sr. Notes
     11.88% due 08/01/09..............................    325,000      85,313
    PNC Bank, National Assoc.
     Notes
     4.88% due 09/21/17...............................    130,000     126,156
    Pricoa Global Funding I
     Notes
     4.63% due 06/25/12*..............................     50,000      49,022
    Principal Life Global Funding
     Sec. Notes
     5.13% due 06/28/07*..............................     85,000      85,390
    PX Escrow Corp.
     Sr. Sub. Notes
     9.63% due 02/01/06(8)............................    125,000     122,031
    Residential Capital Corp.
     Notes
     6.38% due 06/30/10*..............................    234,000     237,060
    Residential Capital Corp.
     Notes
     6.88% due 06/30/15*..............................     84,000      87,899
    Resona Preferred Global Securities Cayman, Ltd.
     Bonds
     7.19% due 07/30/15*(2)...........................     60,000      62,116
    SLM Corp.,
     Series A Tranche Trust 00087
     3.81% due 07/27/09(3)............................     60,000      59,952
    Sprint Capital Corp.
     Guaranteed Sr. Notes
     6.88% due 11/15/28...............................     48,000      53,024
    Terra Capital, Inc.
     Guaranteed Sr. Sec. Notes
     11.50% due 06/01/10..............................    162,000     185,490
    Terra Capital, Inc.
     Guaranteed Sr. Sec. Notes
     12.88% due 10/15/08..............................     75,000      88,500
    Transamerica Finance Corp.
     Sr. Notes
     6.40% due 09/15/08...............................     36,000      37,745
    Washington Mutual, Inc.
     Sr. Notes
     5.25% due 09/15/17...............................     60,000      59,112
    Xlliac Global Funding
     Tranche Trust 00024
     4.80% due 08/10/10*..............................    180,000     178,838
                                                                  -----------
                                                                   11,287,266
                                                                  -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                Principal   Value
                   Security Description         Amount**   (Note 2)
            -------------------------------------------------------
            BONDS & NOTES (continued)
            Food, Beverage & Tobacco -- 1.1%
              Alliance One International, Inc.
               Sr. Sub. Notes
               12.75% due 11/15/12*............ $200,000  $  183,000
              American Stores Co.
               Debentures
               8.00% due 06/01/26..............  164,000     152,310
              Archer-Daniels-Midland Co.
               Debentures
               5.38% due 09/15/35..............   70,000      67,823
              Coca-Cola Enterprises, Inc.
               Debentures
               8.50% due 02/01/22..............   78,000     102,684
              ConAgra Foods, Inc.
               Notes
               6.00% due 09/15/06..............  107,000     108,341
              ConAgra, Inc.
               Sr. Notes
               7.13% due 10/01/26..............   70,000      77,903
              Le Natures, Inc.
               Sr. Sub. Notes
               10.00% due 06/15/13*............   75,000      81,000
              Monsanto Co.
               Sr. Notes
               5.50% due 08/15/25..............  285,000     277,601
              North Atlantic Holding Co., Inc.
               Sr. Notes
               12.25% due 03/01/14(8)..........  250,000      50,000
              North Atlantic Trading Co., Inc.
               Sr. Notes
               9.25% due 03/01/12..............  150,000     112,500
              Stater Brothers Holdings, Inc.
               Sr. Notes
               8.13% due 06/15/12..............  450,000     444,375
              Wornick Co.
               Sr. Sec. Notes
               10.88% due 07/15/11.............  525,000     539,438
                                                          ----------
                                                           2,196,975
                                                          ----------
            Forest Products -- 0.7%
              Boise Cascade, LLC
               Sr. Notes
               6.47% due 10/17/12(3)...........  125,000     124,687
              Caraustar Industries, Inc.
               Notes
               7.38% due 06/01/09..............   25,000      24,250
              Caraustar Industries, Inc.
               Guaranteed Sr. Sub. Notes
               9.88% due 04/01/11..............   50,000      49,500
              Constar International, Inc.
               Sr. Notes
               7.17% due 11/15/05*.............   75,000      69,563
              Crown Cork & Seal Co., Inc.
               Debentures
               8.00% due 04/15/23..............  400,000     393,500
              FiberMark, Inc.
               Sr. Notes
               9.38% due 10/15/06(6)+..........  550,000     391,875
              FiberMark, Inc.
               Sr. Notes
               10.75% due 04/15/11(6)+.........  125,000      95,312


                                                 Principal      Value
               Security Description              Amount**      (Note 2)
       ----------------------------------------------------------------
       Forest Products (continued)
         Georgia-Pacific Corp.
          Sr. Notes
          8.00% due 01/15/14................. $       125,000 $  136,875
         Packaging Corp. of America
          Sr. Notes
          5.75% due 08/01/13.................          16,000     15,479
         Pliant Corp.
          Sr. Sec. Notes
          11.13% due 09/01/09................         120,000    103,200
         Pliant Corp.
          Sr. Sub. Notes
          13.00% due 06/01/10(16)............         250,000    118,750
                                                              ----------
                                                               1,522,991
                                                              ----------
       Health Services -- 1.0%
         Concentra Operating Corp.
          Sr. Sub. Notes
          9.13% due 06/01/12.................         180,000    187,200
         Concentra Operating Corp.
          Sr. Sub. Notes
          9.50% due 08/15/10.................          30,000     31,425
         Genesis Healthcare Corp.
          Sr. Sub. Notes
          8.00% due 10/15/13.................          75,000     80,812
         HCA, Inc.
          Notes
          6.38% due 01/15/15.................         450,000    445,208
         HCA, Inc.
          Notes
          6.75% due 07/15/13.................         600,000    610,502
         Pediatric Services Of America, Inc.
          Guaranteed Sr. Sub. Notes
          10.00% due 04/15/08(7).............          25,000     25,250
         Psychiatric Solutions, Inc.
          Sr. Sub. Notes
          7.75% due 07/15/15*................          67,000     69,178
         Team Health, Inc.
          Sr. Sub. Notes
          9.00% due 04/01/12.................         225,000    238,500
         Tenet Healthcare Corp.
          Notes
          7.38% due 02/01/13.................         125,000    118,437
         Tenet Healthcare Corp.
          Sr. Notes
          9.25% due 02/01/15*................         100,000    101,000
         Triad Hospitals, Inc.
          Sr. Sub. Notes
          7.00% due 11/15/13.................          75,000     75,938
         US Oncology, Inc.
          Sr. Sub. Notes
          10.75% due 08/15/14................         125,000    140,000
                                                              ----------
                                                               2,123,450
                                                              ----------
       Household & Personal Products -- 0.2%
         Procter & Gamble Co.
          Bonds
          2.00% due 06/21/10.................  JPY 39,000,000    361,386
                                                              ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                  Principal  Value
                    Security Description          Amount**  (Note 2)
            -------------------------------------------------------
            BONDS & NOTES (continued)
            Insurance -- 0.4%
              Allstate Financial Global Funding
               Notes
               5.25% due 02/01/07*............... $ 60,000  $ 60,372
              Americo Life, Inc.
               Notes
               7.88% due 05/01/13*...............   38,000    39,485
              Chubb Corp.
               Notes
               6.00% due 11/15/11................   84,000    88,734
              Crum & Forster Holdings Corp.
               Sr. Notes
               10.38% due 06/15/13...............  125,000   136,563
              Liberty Mutual Group
               Notes
               6.50% due 03/15/35*...............   75,000    69,557
              Metropolitan Life Global Funding I
               Tranche Trust 00011
               4.25% due 07/30/09*...............  132,000   130,029
              Metropolitan Life Global Funding I
               Tranche Trust 00019
               4.63% due 08/19/10*...............   60,000    59,592
              MIC Financing Trust I
               Pass-Thru Certificates
               8.38% due 02/01/27*...............  123,000   127,148
              Ohio Casualty Corp.
               Notes
               7.30% due 06/15/14................  100,000   107,782
                                                            --------
                                                             819,262
                                                            --------
            Internet Content -- 0.1%
              Spheris, Inc.
               Sr. Sub. Notes
               11.00% due 12/15/12*..............  150,000   144,750
                                                            --------
            Leisure & Tourism -- 2.7%
              American Airlines, Inc.
               Pass-Thru Certificates,
               Series 2001-1, Class A2
               6.82% due 05/23/11................  500,000   458,806
              Atlas Air, Inc.
               Pass-Thru Certificates,
               Series 1999-1, Class A-2
               6.88% due 07/02/09................  264,176   254,081
              Atlas Air, Inc.
               Pass-Thru Certificates,
               Series 1999-1, Class A-1
               7.20% due 01/02/19................   78,422    77,936
              Atlas Air, Inc.
               Pass-Thru Certificates,
               Series 1999-1, Class B
               7.63% due 01/02/15(6)+............  751,504   624,967
              Atlas Air, Inc.
               Pass-Thru Certificates,
               Series 2000-1
               8.71% due 01/02/19................  313,966   325,190
              Atlas Air, Inc.
               Pass-Thru Certificates,
               Series 1999-1, Class C
               8.77% due 01/02/11(6)+............   62,428    34,067


                                                      Principal   Value
                  Security Description                Amount**   (Note 2)
     --------------------------------------------------------------------
     Leisure & Tourism (continued)
       Atlas Air, Inc.
        Pass-Thru Certificates
        Series 2000-1, Class B
        9.06% due 07/02/17........................... $552,091  $  509,768
       Circus & Eldorado Silver Legacy Capital Corp.
        Mtg. Notes
        10.13% due 03/01/12..........................  575,000     600,875
       Continental Airlines, Inc.
        Pass-Thru Certificates,
        Series 1999 1, Class A
        6.55% due 02/02/19...........................  411,530     403,513
       Continental Airlines, Inc.
        Pass-Thru Certificates,
        Series 1999-1, Class C
        6.95% due 08/02/09...........................  127,510     111,735
       Continental Airlines, Inc.
        Pass-Thru Certificates,
        Series 1999-2, Class C1
        7.73% due 03/15/11...........................   45,376      37,639
       Continental Airlines, Inc.
        Sec. Pass-Thru Certificates,
        Series 2000-2, Class B
        8.31% due 10/02/19...........................   68,966      60,907
       Delta Airlines, Inc.
        Notes
        8.30% due 12/15/29(6)(9)+....................  500,000      90,000
       Delta Airlines, Inc.
        Sr. Notes
        9.50% due 11/18/08*(6)(9)+...................  175,000     131,250
       Delta Airlines, Inc.
        Sr. Notes
        10.00% due 08/15/08(6)(9)+...................  525,000      94,500
       Eldorado Casino Shreveport Joint
        1st Mtg. Notes
        10.00% due 08/01/12..........................  303,051     287,520
       Eldorado Resorts, LLC
        Sr. Notes
        9.00% due 04/15/14(7)........................  425,000     425,000
       Harrahs Operating Co., Inc.
        Guaranteed Sr. Notes
        5.75% due 10/01/17*..........................   60,000      58,729
       Riviera Holdings Corp.
        Guaranteed Sr. Notes
        11.00% due 06/15/10#.........................  135,000     145,800
       True Temper Sports, Inc.
        Guaranteed Sr. Sub. Notes
        8.38% due 09/15/11...........................  300,000     279,000
       Turning Stone Casino Resort
        Sr. Notes
        9.13% due 12/15/10*..........................   75,000      78,000
       Waterford Gaming, LLC
        Sr. Notes
        8.63% due 09/15/12*..........................  191,000     203,415
       Worldspan LP
        Sr. 2nd Lien Sec. Notes
        10.04% due 02/15/11*.........................  450,000     396,000
                                                                ----------
                                                                 5,688,698
                                                                ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                 Principal   Value
                  Security Description           Amount**   (Note 2)
          ----------------------------------------------------------
          BONDS & NOTES (continued)
          Machinery -- 0.2%
            Dresser Rand Group, Inc.
             Sr. Sub. Notes
             7.38% due 11/01/14*................ $188,000  $  195,050
            Huntsman Advanced Materials, LLC
             Sr. Sec. Notes
             11.00% due 07/15/10................  175,000     196,000
            Venture Holdings Co., LLC
             Guaranteed Sr. Sub. Notes
             11.00% due 06/01/07(6)(9)+.........  100,000         250
                                                           ----------
                                                              391,300
                                                           ----------
          Medical Products -- 0.7%
            AmerisourceBergen Corp.
             Sr. Notes
             5.88% due 09/15/15*................  275,000     271,563
            CDRV Investors, Inc.
             Sr. Notes
             9.63% due 01/01/15(8)..............  325,000     185,250
            Encore Med IHC, Inc.
             Sr. Sub. Notes
             9.75% due 10/01/12.................   75,000      74,625
            Genetech, Inc.
             Sr. Notes
             5.25% due 07/15/35*................  287,000     276,524
            Inverness Medical Innovations, Inc.
             Sr. Sub. Notes
             8.75% due 02/15/12.................  425,000     431,375
            Mylan Labs, Inc.
             Sr. Notes
             5.75% due 08/15/10*................   25,000      25,031
            Mylan Labs, Inc.
             Sr. Notes
             6.38% due 08/15/15*................   75,000      75,094
            Universal Hospital Services, Inc.
             Sr. Notes
             10.13% due 11/01/11................  175,000     179,375
                                                           ----------
                                                            1,518,837
                                                           ----------
          Metals & Mining -- 0.5%
            AK Steel Corp.
             Guaranteed Notes
             7.88% due 02/15/09.................   50,000      48,500
            Allegheny Technologies, Inc.
             Notes
             8.38% due 12/15/11.................   75,000      80,625
            Associated Materials, Inc.
             Sr. Notes
             11.25% due 03/01/14(8).............  275,000     137,500
            Barrick Gold Finance Co.
             Guaranteed Notes
             5.80% due 11/15/34.................   70,000      68,812
            Chaparrel Steel Co.
             Sr. Notes
             10.00% due 07/15/13*...............   75,000      79,125
            CSN Islands IX Corp.
             Guaranteed Notes
             10.00% due 01/15/15*...............  175,000     194,687


                                                  Principal  Value
                   Security Description           Amount**  (Note 2)
           --------------------------------------------------------
           Metals & Mining (continued)
             CSN Islands VIII Corp.
              Guaranteed Sr. Notes
              9.75% due 12/16/13*................ $175,000  $194,250
             Newmont Mining Corp.
              Notes
              8.63% due 05/15/11.................   60,000    70,575
             Renco Metals, Inc.
              Guaranteed Sr. Notes
              11.50% due 07/01/49(6)(7)(12)(15)+.  500,000         0
             Ryerson Tull, Inc.
              Sr. Notes
              8.25% due 12/15/11.................  100,000    97,250
                                                            --------
                                                             971,324
                                                            --------
           Pharmaceuticals -- 0.1%
             American Home Products
              Notes
              6.95% due 03/15/11.................   58,000    63,712
             Curative Health Services, Inc.
              Sr. Notes
              10.75% due 05/01/11................  150,000    96,000
             Merck & Co., Inc.
              Notes
              2.50% due 03/30/07.................   40,000    38,794
                                                            --------
                                                             198,506
                                                            --------
           Real Estate Companies -- 0.0%
             EOP Operating LP
              Notes
              8.38% due 03/15/06.................   70,000    71,213
                                                            --------
           Real Estate Investment Trusts -- 0.4%
             National Health Investors, Inc.
              Notes
              7.30% due 07/16/07.................  100,000   102,528
             Omega Healthcare Investors, Inc.
              Sr. Notes
              7.00% due 04/01/14.................   25,000    25,250
             Senior Housing Properties Trust
              Sr. Notes
              8.63% due 01/15/12.................  352,000   391,600
             Trustreet Properties, Inc.
              Sr. Notes
              7.50% due 04/01/15.................  225,000   230,062
                                                            --------
                                                             749,440
                                                            --------
           Restaurants -- 0.3%
             Denny's Holdings, Inc.
              Sr. Notes
              10.00% due 10/01/12................  200,000   200,000
             Restaurant Co.
              Sr. Notes
              10.00% due 10/01/13*...............   50,000    48,000
             Sbarro, Inc.
              Sr. Notes
              11.00% due 09/15/09................  394,000   392,030
                                                            --------
                                                             640,030
                                                            --------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                               Principal   Value
                  Security Description         Amount**   (Note 2)
            ------------------------------------------------------
            BONDS & NOTES (continued)
            Retail Stores -- 0.7%
              Acco Brands Corp.
               Sr. Sub. Notes
               7.63% due 08/15/15*............ $ 75,000  $   74,250
              Collins & Aikman Floor Cover
               Guaranteed Sr. Notes
               9.75% due 02/15/10.............  148,000     142,820
              General Nutrition Centers, Inc.
               Sr. Sub. Notes
               8.50% due 12/01/10.............   50,000      42,625
              Jostens Holding Corp.
               Sr. Notes
               10.25% due 12/01/13(8).........  255,000     183,600
              Neiman Marcus Group, Inc.
               Sr. Sub. Notes
               10.38% due 10/15/15*...........  100,000      99,500
              Prestige Brands, Inc.
               Sr. Sub. Notes, Series B
               9.25% due 04/15/12.............   50,000      51,250
              Rent-Way, Inc.
               Sr. Notes
               11.88% due 06/15/10(7).........  283,000     311,300
              Saks, Inc.
               Guaranteed Notes
               9.88% due 10/01/11.............  375,000     414,375
              Wal-Mart Stores, Inc.
               Notes
               5.25% due 09/01/35.............  156,000     150,967
                                                         ----------
                                                          1,470,687
                                                         ----------
            Telecommunications -- 2.2%
              Alltel Corp.
               Notes
               4.66% due 05/17/07.............   53,000      52,951
              American Cellular Corp.,
               Series B Sr. Notes
               10.00% due 08/01/11............  450,000     490,500
              AT&T Wireless Services, Inc.
               Sr. Notes
               7.88% due 03/01/11.............  371,000     422,382
              Cincinnati Bell, Inc.
               Notes
               7.25% due 06/15/23.............   25,000      23,375
              Cincinnati Bell, Inc.
               Sr. Sub. Notes
               8.38% due 01/15/14.............   25,000      24,625
              Corning, Inc.
               Notes
               5.90% due 03/15/14.............   71,000      72,034
              Corning, Inc.
               Notes
               6.85% due 03/01/29.............   63,000      63,582
              GTE Corp.
               Debentures
               6.94% due 04/15/28.............   70,000      76,521


                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         ------------------------------------------------------------
         Telecommunications (continued)
           GTE Northwest, Inc.
            Debentures Series D
            5.55% due 10/15/08.................. $   55,000 $   55,818
           ICO North America, Inc.
            Notes
            7.50% due 08/15/09(7)...............    200,000    215,000
           Intelsat, Ltd
            Sr. Notes
            9.25% due 02/01/15*(8)..............    125,000     82,500
           LCI International, Inc.
            Sr. Notes
            7.25% due 06/15/07..................  2,000,000  1,950,000
           Qwest Corp.
            Debentures
            7.13% due 11/15/43..................    125,000    105,781
           Qwest Corp.
            Debentures
            7.25% due 10/15/35..................    100,000     88,750
           Triton PCS, Inc.
            Guaranteed Sr. Notes
            8.50% due 06/01/13..................    400,000    381,000
           US West Communications, Inc.
            Debentures
            7.50% due 06/15/23..................     25,000     22,812
           Valor Telecommunications Enterprises
            Sr. Notes
            7.75% due 02/15/15..................    100,000     97,000
           Verizon New York, Inc.,
            Debentures, Series A
            6.88% due 04/01/12..................     60,000     64,188
           Verizon New York, Inc.,
            Sr. Debentures, Series B
            7.38% due 04/01/32..................    202,000    222,309
                                                            ----------
                                                             4,511,128
                                                            ----------
         Transportation -- 0.3%
           Burlington Northern Santa Fe Corp.
            Debentures
            7.29% due 06/01/36..................     44,000     54,147
           Burlington Northern Santa Fe Corp.
            Debentures
            8.13% due 04/15/20..................    102,000    129,376
           Norfolk Southern Corp.
            Notes
            5.59% due 05/17/25..................    168,000    167,937
           Petroleum Helicopters, Inc.
            Guaranteed Sr. Notes, Series B
            9.38% due 05/01/09..................     50,000     53,125
           Progress Rail Services Corp.
            Sr. Notes
            7.75% due 04/01/12*.................    100,000    101,750
           Ultrapetrol Bahamas, Ltd.
            1st Mtg. Notes
            9.00% due 11/24/14..................    200,000    184,250
                                                            ----------
                                                               690,585
                                                            ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                Principal    Value
                  Security Description          Amount**    (Note 2)
          ----------------------------------------------------------
          BONDS & NOTES (continued)
          Utilities -- 2.8%
            AES Corp. Sr. Sub.
             Debentures
             8.88% due 11/01/27................ $  300,000 $  327,000
            CenterPoint Energy Resources Corp.
             Notes
             7.75% due 02/15/11................    120,000    134,778
            Cincinnati Bell Telephone Co.
             Guaranteed Notes
             7.18% due 12/15/23................     50,000     50,125
            Cincinnati Bell Telephone Co.
             Guaranteed Notes
             7.20% due 11/29/23................    225,000    220,781
            Consolidated Edison, Inc.
             Debenture Series 2003A
             3.63% due 08/01/08................    120,000    116,841
            Consolidated Natural Gas Co.
             Sr. Notes
             5.38% due 11/01/06................    105,000    105,800
            El Paso Natural Gas Co.
             Sr. Notes
             7.63% due 08/01/10................    250,000    259,943
            El Paso Natural Gas Co.
             Debentures
             8.63% due 01/15/22................    325,000    371,675
            El Paso Production Holding Co.
             Guaranteed Sr. Notes
             7.75% due 06/01/13................    975,000  1,018,875
            Ferrellgas L. P.
             Sr. Notes
             6.75% due 05/01/14................    225,000    214,875
            FirstEnergy Corp., Series B
             Sr. Notes, Series B
             6.45% due 11/15/11................     48,000     51,109
            Florida Power & Light Co.
             1st Mtg. Bonds
             5.40% due 09/01/35................    140,000    138,578
            Florida Power Corp.
             1st Mtg. Bonds
             4.50% due 06/01/10................     38,000     37,459
            KeySpan Corp.
             Sr. Notes
             4.90% due 05/16/08................    239,000    239,995
            Mirant Corp.
             Sr. Notes
             7.90% due 07/15/09*+(6)(9)........  1,125,000  1,369,687
            Pacific Energy Partners LP
             Sr. Notes
             6.25% due 09/15/15*...............     75,000     75,188
            Pacific Energy Partners LP
             Sr. Notes
             7.13% due 06/15/14................    155,000    160,812
            Pepco Holdings, Inc.
             Notes
             5.50% due 08/15/07................    111,000    112,390
            PSEG Power, LLC
             Sr. Notes
             7.75% due 04/15/11................    120,000    134,364
            PSI Energy, Inc.
             Debentures
             7.85% due 10/15/07................    179,000    189,479


                                                 Principal    Value
                  Security Description           Amount**    (Note 2)
         -------------------------------------------------------------
         Utilities (continued)
           Reliant Energy, Inc.
            Sr. Sec. Notes
            6.75% due 12/15/14.................. $   50,000 $    49,125
           Reliant Energy, Inc.
            Notes
            9.50% due 07/15/13..................     50,000      55,250
           Sempra Energy
            Sr. Notes
            4.62% due 05/17/07..................     53,000      52,889
           Transcontinental Gas Pipe Line Corp.
            Sr. Notes
            8.88% due 07/15/12..................     25,000      29,156
           Williams Cos, Inc.
            Notes
            7.88% due 09/01/21..................    300,000     330,000
                                                            -----------
                                                              5,846,174
                                                            -----------
         Total Bonds & Notes
            (cost $60,955,117)..................             60,309,703
                                                            -----------
         CONVERTIBLE BONDS -- 1.2%
         Broadcasting & Media -- 0.1%
           Citadel Broadcasting Corp.
            Sub. Notes
            1.88% due 02/15/11..................    150,000     116,812
                                                            -----------
         Energy Services -- 0.0%
           Unisource Energy Corp.
            Sr. Notes
            4.50% due 03/01/35*.................     25,000      26,188
                                                            -----------
         Health Services -- 0.0%
           Genesis Healthcare Corp.
            Sr. Sub. Debentures
            2.50% due 03/15/25*.................     75,000      73,313
                                                            -----------
         Leisure & Tourism -- 0.2%
           Six Flags, Inc.
            Sr. Notes
            4.50% due 05/15/15..................    310,000     390,987
                                                            -----------
         Pharmaceuticals -- 0.0%
           Elan Capital Corp.
            Bonds
            6.50% due 11/10/08..................     50,000      67,815
                                                            -----------
         Utilities -- 0.9%
           Calpine Corp.
            Sr. Notes
            4.75% due 11/15/23..................  3,025,000   1,648,625
           Calpine Corp.
            Notes
            7.75% due 06/01/15..................    200,000     169,000
                                                            -----------
                                                              1,817,625
                                                            -----------
         Total Convertible Bonds
            (cost $2,965,562)...................              2,492,740
                                                            -----------
         FOREIGN BONDS & NOTES -- 36.0%
         Banks -- 0.1%
           HBOS Treasury Services,
            PLC Notes
            3.50% due 11/30/07*.................     88,000      86,039
           NIB Capital Bank NV
            Bonds
            5.82% due 12/11/13*(2)..............    110,000     113,533
                                                            -----------
                                                                199,572
                                                            -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                    Principal     Value
                 Security Description               Amount**     (Note 2)
     --------------------------------------------------------------------
     FOREIGN BONDS & NOTES (continued)
     Broadcasting & Media -- 0.5%
       Corp. Interamericana De Entretenimiento SA
        Sr. Notes
        8.88% due 06/14/15*....................... $    100,000 $   98,250
       Grupo Televisa SA
        Sr. Notes
        6.63% due 03/18/25........................      181,000    181,681
       Telenet Group Holding NV
        Sr. Notes
        11.50% due 06/15/14*(8)...................      850,000    694,875
                                                                ----------
                                                                   974,806
                                                                ----------
     Chemicals -- 0.4%
       Nova Chemicals Corp.
        Sr. Notes
        6.50% due 01/15/12........................      150,000    145,687
       Rhodia SA
        Sr. Sub. Notes
        8.88% due 06/01/11........................      625,000    590,625
                                                                ----------
                                                                   736,312
                                                                ----------
     Conglomerate -- 0.1%
       Tyco International Group SA
        Guaranteed Notes
        6.38% due 10/15/11........................       60,000     63,953
       Tyco International Group SA
        Guaranteed Sr. Notes
        6.75% due 02/15/11........................      186,000    200,900
                                                                ----------
                                                                   264,853
                                                                ----------
     Electronics -- 0.1%
       Celestica, Inc.
        Sr. Sub. Notes
        7.63% due 07/01/13........................       50,000     49,875
       STATS ChipPAC Ltd.
        Sr. Notes
        6.75% due 11/15/11........................       75,000     72,750
                                                                ----------
                                                                   122,625
                                                                ----------
     Energy Services -- 0.2%
       ENI Coordination Center
        Guaranteed Notes
        5.25% due 12/27/07........................  GBP 205,000    366,614
                                                                ----------
     Energy Sources -- 0.2%
       North America Energy Partners, Inc.
        Sr. Notes
        8.75% due 12/01/11........................      175,000    166,250
       North America Energy Partners, Inc.
        Sr. Notes
        9.00% due 06/01/10........................      175,000    180,250
       Petro-Canada
        Sr. Notes
        5.95% due 05/15/35........................       44,000     44,003
                                                                ----------
                                                                   390,503
                                                                ----------
     Financial Services -- 1.5%
       Aries Vermogensverwaltungs GmbH
        Bonds
        9.60% due 10/25/14........................    1,500,000  1,979,850


                                                Principal      Value
                Security Description            Amount**      (Note 2)
         -------------------------------------------------------------
         Financial Services (continued)
           Bluewater Finance, Ltd.
            Guaranteed Sr. Notes
            10.25% due 02/15/12.............. $      175,000 $  189,875
           HBOS Capital Funding
            Guaranteed Notes
            6.85% due 03/29/49...............        175,000    180,040
           Nationwide Building Society
            Sr. Notes
            2.63% due 01/30/07*..............         85,000     82,914
           Nell AF SARL
            Sr. Notes
            8.38% due 08/15/15*..............        600,000    586,500
           UFJ Finance Aruba AEC
            Guaranteed Notes
            6.75% due 07/15/13...............        120,000    131,766
                                                             ----------
                                                              3,150,945
                                                             ----------
         Food, Beverage & Tobacco -- 0.1%
           Diageo Capital, PLC
            Guaranteed Notes
            4.38% due 05/03/10...............         88,000     86,570
           Molson Coors Capital Finance, ULC
            Sr. Notes
            4.85% due 09/22/10*..............         60,000     59,529
                                                             ----------
                                                                146,099
                                                             ----------
         Forest Products -- 0.4%
           Abitibi-Consolidated, Inc.
            Debentures
            8.55% due 08/01/10...............        375,000    381,563
           Stora Enso Oyj
            Notes
            3.88% due 12/15/09...............  SEK 3,000,000    395,870
                                                             ----------
                                                                777,433
                                                             ----------
         Government Agencies -- 31.0%
           Australia Commonwealth
            Bonds
            7.50% due 09/15/09...............  AUD 2,360,000  1,937,434
           Canadian Government
            Bonds
            5.00% due 06/01/14...............    CAD 430,000    399,029
           Canadian Government
            Bonds
            4.25% due 09/01/08...............  CAD 2,555,000  2,247,829
           Canadian Government
            Bonds
            5.75% due 09/01/06...............  CAD 1,705,000  1,499,417
           Deutsche Bundesrepublik
            Bonds
            5.63% due 01/04/28...............    EUR 405,000    640,670
           Dutch Government
            Bonds
            5.25% due 07/15/08...............    EUR 355,000    458,113
           Federal Republic of Brazil
            Notes
            4.31% due 04/12/15(3)............      1,511,196  1,486,715
           Federal Republic of Brazil
            Notes
            11.00% due 01/11/12..............        240,000    294,120

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                               Principal      Value
                Security Description           Amount**      (Note 2)
          ------------------------------------------------------------
          FOREIGN BONDS & NOTES (continued)
          Government Agencies (continued)
            Federal Republic of Brazil
             Notes
             10.25% due 06/17/13........... $       580,000 $  690,200
            Federal Republic of Brazil
             Notes
             8.00% due 04/15/14............         765,230    766,378
            Federal Republic of Brazil
             Bonds
             10.50% due 07/14/14...........       1,395,000  1,688,648
            Federal Republic of Brazil
             Notes
             7.88% due 03/07/15............         110,000    114,125
            Federal Republic of Brazil
             Bonds
             12.50% due 01/05/16(7)........   BRL 1,074,000    464,235
            Federal Republic of Brazil
             Bonds
             8.00% due 01/15/18............       1,120,000  1,186,080
            Federal Republic of Brazil
             Bonds
             8.88% due 10/14/19............         110,000    119,460
            Federal Republic of Brazil
             Bonds
             8.88% due 04/15/24............         145,000    154,715
            Federal Republic of Brazil
             Bonds
             8.75% due 02/04/25............         880,000    929,720
            Federal Republic of Brazil
             Bonds
             8.25% due 01/20/34............         180,000    180,900
            Federal Republic of Brazil
             Bonds
             11.00% due 08/17/40...........       3,665,000  4,493,290
            Government of Germany
             Notes
             3.50% due 10/09/09............     EUR 245,000    304,276
            Government of Japan
             Bonds
             0.50% due 06/20/06............  JPY 68,000,000    600,989
            Kingdom of Spain
             Bonds
             5.35% due 10/31/11............   EUR 1,215,000  1,662,101
            Kingdom of Sweden
             Bonds
             4.50% due 08/12/15............  SEK 15,480,000  2,240,105
            Kingdom of Sweden
             Bonds
             5.00% due 01/28/09............  SEK 17,800,000  2,475,975
            Poland Government
             Bonds
             5.75% due 03/24/10............   PLN 2,650,000    846,838
            Republic of Argentina
             Bonds
             4.00% due 08/03/12(3).........       1,560,000  1,250,340
            Republic of Argentina
             Notes
             5.25% due 03/31/09............       2,739,761  1,082,206
            Republic of Argentina
             Notes
             8.28% due 12/31/33............       2,076,430  2,141,838


                                             Principal      Value
                Security Description         Amount**      (Note 2)
           ---------------------------------------------------------
           Government Agencies (continued)
             Republic of Colombia
              Notes
              8.25% due 12/22/14.......... $      200,000 $  224,100
             Republic of Colombia
              Notes
              10.75% due 01/15/13.........        470,000    590,555
             Republic of Greece
              Sr. Notes
              4.65% due 04/19/07..........    EUR 300,000    372,919
             Republic of Greece
              Bonds
              5.25% due 05/18/12..........    EUR 310,000    422,244
             Republic of Italy
              Bonds
              5.25% due 12/15/05..........    EUR 695,000    840,330
             Republic of Italy
              Bonds
              5.25% due 11/01/29..........    EUR 538,000    792,141
             Republic of Peru
              Bonds
              5.00% due 03/07/07(2).......        164,000    161,950
             Republic of Peru
              Notes
              7.35% due 07/21/25..........        320,000    339,200
             Republic of South Africa
              Bonds
              13.00% due 08/31/10.........  ZAR 6,225,000  1,179,282
             Republic of South Africa
              Notes
              13.50% due 09/15/15.........  ZAR 1,925,000    412,535
             Republic of Turkey
              Notes
              8.00% due 02/14/34..........        255,000    269,025
             Republic of Turkey
              Notes
              9.50% due 01/15/14..........        130,000    157,137
             Republic of Turkey
              Notes
              11.00% due 01/14/13.........        280,000    358,050
             Republic of Turkey
              Sr. Bonds
              11.88% due 01/15/30.........      2,330,000  3,419,275
             Republic of Ukraine
              Sr. Notes
              7.65% due 06/11/13..........        780,000    858,468
             Republic of Uruguay
              Bonds
              7.50% due 03/15/15..........        225,000    230,625
             Republic of Venezuela
              Bonds
              8.50% due 10/08/14..........        300,000    333,000
             Republic of Venezuela
              Bonds
              9.25% due 09/15/27..........      2,575,000  3,046,225
             Republic of Uruguay
              Bonds
              9.25% due 05/17/17..........        400,000    448,500
             Russian Federation
              Debentures
              3.00% due 05/14/11..........        760,000    676,476

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                Principal      Value
                Security Description            Amount**      (Note 2)
        ----------------------------------------------------------------
        FOREIGN BONDS & NOTES (continued)
        Government Agencies (continued)
          Russian Federation
           Bonds
           7.50% due 03/31/07*(8)............    $ 4,730,000 $ 5,433,795
          Russian Federation
           Bonds
           8.25% due 03/31/10................      1,885,000   2,041,455
          Russian Federation
           Bonds
           12.75% due 06/24/28...............        200,000     376,960
          Spanish Government
           Bonds
           6.15% due 01/31/13................  EUR 1,199,000   1,740,106
          United Kingdom
           Notes
           5.00% due 03/07/08................    GBP 535,000     961,184
          United Mexican States
           Notes
           5.88% due 01/15/14................        200,000     206,800
          United Mexican States
           Notes
           6.38% due 01/16/13................        185,000     196,840
          United Mexican States
           Notes
           7.50% due 01/14/12................        220,000     246,840
          United Mexican States
           Bonds
           8.13% due 12/30/19................        445,000     539,563
          United Mexican States
           Bonds
           8.30% due 08/15/31................        325,000     406,250
          United Mexican States
           Bonds
           9.50% due 12/18/14................ MXN 14,775,000   1,454,150
          United Mexican States,
           Series A Notes
           6.63% due 03/03/15................      2,095,000   2,276,217
          United Mexican States,
           Series A Notes
           6.75% due 09/27/34................        310,000     330,150
          United Mexican States,
           Series A Notes
           7.50% due 04/08/33................        400,000     464,000
                                                             -----------
                                                              64,162,093
                                                             -----------
        Household & Personal Products -- 0.2%
          Vitro Envases Norteamerica SA
           Sr. Sec. Notes
           10.75% due 07/23/11*..............        350,000     357,000
                                                             -----------
        Insurance -- 0.2%
          Fairfax Financial Holdings, Ltd.
           Notes
           8.25% due 10/01/15................        400,000     380,000
                                                             -----------
        Leisure & Tourism -- 0.1%
          Grupo Posadas SA de CV
           Sr. Notes
           8.75% due 10/04/11*...............        175,000     187,250
                                                             -----------


                                               Principal      Value
                Security Description           Amount**      (Note 2)
         ------------------------------------------------------------
         Machinery -- 0.0%
           Magnachip Semiconductor SA
            2nd Priority Sr. Sec. Notes
            6.88% due 12/15/11..............    $    50,000 $   48,000
           Magnachip Semiconductor SA
            Sr. Sub. Notes
            8.00% due 12/15/14..............         50,000     46,000
                                                            ----------
                                                                94,000
                                                            ----------
         Metals & Minerals -- 0.0%
           Falconbridge, Ltd.
            Notes
            8.38% due 02/15/11..............         28,000     31,861
                                                            ----------
         Metals & Mining -- 0.1%
           Teck Cominco, Ltd.
            Sr. Notes
            6.13% due 10/01/35..............        140,000    137,288
                                                            ----------
         Pharmaceuticals -- 0.6%
           Abbott Japan Co. Ltd.
            Guaranteed Bonds
            1.05% due 11/06/08.............. JPY 76,000,000    677,464
           Elan Finance, PLC
            Sr. Notes
            7.75% due 11/15/11*.............        600,000    528,000
           Elan Finance, PLC
            Sr. Notes
            7.79% due 11/15/11*(3)..........        150,000    132,375
                                                            ----------
                                                             1,337,839
                                                            ----------
         Real Estate Companies -- 0.0%
           Brascan Corp.
            Sr. Notes
            8.13% due 12/15/08..............         76,000     83,275
                                                            ----------
         Retail -- 0.1%
           Jean Coutu Group, Inc.
            Sr. Sub. Notes
            8.50% due 08/01/14..............        250,000    248,750
                                                            ----------
         Telecommunications -- 0.1%
           British Telecommunications, PLC
            Notes
            7.88% due 12/15/05..............         85,000     85,577
           Telecom Italia Capital SA
            Guaranteed Sr. Notes
            4.00% due 01/15/10*.............         14,000     13,443
           Telecom Italia Capital SA
            Guaranteed Sr. Notes
            6.00% due 09/30/34*.............        111,000    108,774
           TELUS Corp.
            Notes
            7.50% due 06/01/07..............         38,000     39,682
                                                            ----------
                                                               247,476
                                                            ----------
         Transportation -- 0.0%
           Grupo Transportacion Ferroviaria
            Mexicana SA De CV
            Sr. Notes
            9.38% due 05/01/12*.............        100,000    108,000
                                                            ----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                    Principal    Value
                  Security Description              Amount**    (Note 2)
      --------------------------------------------------------------------
      FOREIGN BONDS & NOTES (continued)
      Utilities -- 0.0%
        AES Chivor
         Notes
         9.75% due 12/30/14*....................... $  100,000 $   112,050
        AES Drax Energy, Ltd.
         Sec. Notes
         11.50% due 08/30/10(6)+...................    725,000         725
                                                               -----------
                                                                   112,775
                                                               -----------
      Total Foreign Bonds & Notes
         (cost $71,984,444)........................             74,617,369
                                                               -----------
      U.S. GOVERNMENT OBLIGATIONS -- 6.3%
      U.S Treasury Bonds -- 2.4%
         5.38% due 02/15/31........................  3,560,000   3,988,311
         6.25% due 08/15/23........................    740,000     884,849
                                                               -----------
                                                                 4,873,160
                                                               -----------
      U.S. Treasury Notes -- 3.9%
         3.63% due 01/15/10........................    803,000     784,462
         3.87% due 05/15/10........................    175,000     172,464
         3.88% due 09/15/10........................     72,000      70,982
         4.00% due 02/15/15........................  1,501,000   1,461,130
         4.25% due 08/15/15........................  2,162,000   2,148,487
         5.75% due 11/15/05........................  3,525,000   3,534,225
                                                               -----------
                                                                 8,171,750
                                                               -----------
      Total U.S. Government Obligations
         (cost $13,186,021)........................             13,044,910
                                                               -----------
      U.S. GOVERNMENT AGENCIES -- 13.2%
      Federal Home Loan Mortgage Corporation -- 6.5%
         3.50% due 05/15/07........................    600,000     591,549
         3.63% due 02/15/07........................    624,000     617,284
         3.88% due 03/03/08........................    310,000     306,314
         3.88% due 12/20/06........................    600,000     596,433
         4.13% due 07/12/10........................    300,000     295,090
         4.35% due 06/02/08........................    600,000     595,541
         4.45% due 03/06/08........................    600,000     599,048
         4.50% due 02/01/20........................    282,928     277,150
         4.50% due 08/01/20........................    498,021     487,851
         5.00% due 02/01/34........................    550,713     540,263
         5.00% due 02/01/35........................    798,604     782,756
         5.00% due 05/01/34........................    340,314     333,560
         5.00% due 07/01/20........................    966,717     964,498
         5.00% due 08/01/35........................  1,098,593   1,075,453
         5.00% due 09/01/18........................    699,583     698,237
         5.50% due 07/01/35........................  2,976,586   2,978,074
         6.00% due 07/01/35........................    299,352     304,609
         6.50% due 05/01/29........................     12,693      13,094
         6.88% due 09/15/10........................  1,156,000   1,276,067
         7.00% due 06/01/29........................     25,550      26,706
         8.50% due 05/01/08........................     26,750      27,902
         10.00% due 05/15/20(5)....................     30,357      30,334
         11.57% due 10/01/05(4)....................     16,902         331
                                                               -----------
                                                                13,418,144
                                                               -----------
      Federal National Mortgage Association -- 6.6%
         0.45% due 10/01/05(4)(5)..................  3,361,012      40,647
         0.57% due 10/01/05(4)(5)..................    935,048       6,299
         0.84% due 10/01/05(4)(5)..................  2,804,760     117,560

                                                    Principal
                                                    Amount**     Value
                 Security Description                /Shares    (Note 2)
     --------------------------------------------------------------------
     Federal National Mortgage Association (continued)
        1.31% due 10/01/05(4)(5)................... $1,585,391 $    55,180
        3.00% due 03/02/07.........................    600,000     588,513
        3.38% due 05/15/07.........................    600,000     590,542
        4.25% due 08/15/10.........................    324,000     319,849
        4.50% due 02/01/35.........................    339,034     323,269
        4.50% due 06/01/19.........................    681,292     667,621
        4.68% due 10/01/05.........................    661,073     657,432
        5.00% due 03/01/34.........................    421,449     413,152
        5.00% due 06/01/19.........................    400,885     399,972
        5.00% due 11/01/34.........................    687,242     673,713
        5.25% due 08/01/12.........................    576,000     591,746
        5.50% due 01/01/29.........................     12,580      12,606
        5.50% due 03/01/35.........................    736,405     736,313
        5.50% due 06/01/29.........................    197,466     197,736
        5.50% due 06/01/34.........................  1,688,079   1,688,201
        5.50% due 07/01/19.........................    493,534     500,858
        5.50% due 09/01/20.........................    496,703     504,100
        6.00% due 02/01/32.........................    170,007     172,953
        6.00% due 04/01/35.........................  1,053,904   1,071,750
        6.00% due 05/01/34.........................     31,011      31,536
        6.00% due 06/01/35.........................    747,555     760,217
        6.00% due 10/01/34.........................    878,614     893,492
        6.00% due 10/01/34.........................    895,347     910,507
        6.50% due 02/01/35.........................    106,555     109,679
        6.50% due 04/01/34.........................    478,055     492,074
        7.50% due 01/01/30.........................     20,362      21,566
        7.50% due 09/01/30.........................      4,208       4,454
        8.00% due 11/01/28.........................     38,794      41,567
        8.80% due 01/25/19(5)......................     55,759      59,500
        10.40% due 04/25/19(5).....................     10,511      11,240
        13.00% due 11/15/15........................     11,616      12,937
                                                               -----------
                                                                13,678,781
                                                               -----------
     Government National Mortgage Association -- 0.1%
        7.50% due 07/15/27.........................     31,499      33,503
        7.50% due 10/15/27.........................     89,501      95,194
        7.50% due 10/15/27.........................      9,194       9,779
                                                               -----------
                                                                   138,476
                                                               -----------
     Tennessee Valley Authority -- 0.0%
        4.65% due 06/15/35.........................    105,000      99,978
                                                               -----------
     Total U.S. Government Agencies
        (cost $27,835,834).........................             27,335,379
                                                               -----------
     COMMON STOCK -- 3.3%
     Broadcasting & Media -- 0.1%
       Charter Communications, Inc.................    150,000     225,000
                                                               -----------
     Energy Services -- 0.5%
       Trico Marine Services, Inc..................     39,200   1,048,600
                                                               -----------
     Leisure & Tourism -- 0.0%
       Shreveport Gaming Holdings, Inc.(7)(12)(14).      2,441      56,199
                                                               -----------
     Machinery -- 0.1%
       NES Rentals Holding, Inc.+..................     19,435     213,785
                                                               -----------
     Real Estate Investment Trusts -- 0.1%
       Meristar Hospitality Corp.+.................     19,820     180,957
                                                               -----------

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)


                                                   Principal
                                                   Amount**      Value
                 Security Description               /Shares     (Note 2)
     ---------------------------------------------------------------------
     COMMON STOCK (continued)
     Telecommunications -- 2.5%
       Alamosa Holdings, Inc.+.................... $   24,721 $    422,976
       iPCS, Inc.+................................     60,413    2,513,181
       IWO Holdings, Inc.(7)+.....................     50,781    2,132,802
                                                              ------------
                                                                 5,068,959
                                                              ------------
     Total Common Stock
        (cost $2,839,578).........................               6,793,500
                                                              ------------
     PREFERRED STOCK -- 0.5%
     Broadcasting & Media -- 0.2%
       Ono Finance, PLC zero coupon+(7)(12).......        100            0
       Paxson Communications Corp. 14.25%(10).....         70      476,000
                                                              ------------
                                                                   476,000
                                                              ------------
     Federal Home Loan Mortgage Corporation -- 0.0%
       Federal Home Loan Mtg. Corp. 5.70%.........      1,005       48,391
                                                              ------------
     Federal National Mortgage Association -- 0.0%
       Federal National Mtg. Assoc. 7.00%(3)......      1,080       59,670
                                                              ------------
     Financial Services -- 0.2%
       General Electric Capital Corp. 4.50%(13)...     16,000      381,600
       TCR Holdings, Class B(7)...................        570            6
       TCR Holdings, Class C(7)...................        314            3
       TCR Holdings, Class D(7)...................        827            8
       TCR Holdings, Class E(7)...................      1,711           17
                                                              ------------
                                                                   381,634
                                                              ------------
     Retail Stores -- 0.1%
       GNC Corp. 12.00%(10).......................        100       74,000
       Rent-Way, Inc. 8.00%(7)(12)(14)............          4       40,883
                                                              ------------
                                                                   114,883
                                                              ------------
     Total Preferred Stock
        (cost $1,167,517).........................               1,080,578
                                                              ------------
     RIGHTS -- 0.0%
     Government Agency -- 0.0%
       United Mexican States VRR(7)...............  1,400,000       26,600
       United Mexican States VRR- A(2)(7).........  1,400,000       34,300
                                                              ------------
                                                                    60,900
                                                              ------------
     Total Rights
        (cost $0).................................                  60,900
                                                              ------------
     WARRANTS+ -- 0.0%
     Broadcasting & Media -- 0.0%
       Knology Holdings, Inc.(7)*.................      1,500          375
                                                              ------------
     Telecommunications -- 0.0%
       GT Group Telecom, Inc.(7)*.................        150            2
       Leap Wireless International, Inc.(7)(12)*..        500            0
       Leap Wireless International, Inc.(7)(12)*..        350            0
                                                              ------------
                                                                         2
                                                              ------------
     Total Warrants
        (cost $10,031)............................                     377
                                                              ------------
     Total Long-Term Investment Securities -- 93.0%
        (cost $187,812,062).......................             192,556,301
                                                              ------------
     SHORT-TERM INVESTMENT SECURITIES -- 1.0%
       Time Deposit with State Street Bank &
        Trust Co. 1.35% due 10/03/05.............. $  554,000      554,000
       Time Deposit with State Street Bank &
        Trust Co. 1.95% due 10/03/05..............  1,539,000    1,539,000
                                                              ------------
     Total Short-Term Investment Securities
        (cost $2,093,000).........................               2,093,000
                                                              ------------


                                                     Principal     Value
                 Security Description                Amount**     (Note 2)
   ------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 2.7%
     State Street Bank & Trust Co. Joint Repurchase
      Agreement(11).................................   544,000  $    544,000
     UBS Securities LLC Joint Repurchase
      Agreement(11)................................. 5,000,000     5,000,000
                                                                ------------
                                                                   5,544,000
                                                                ------------
   Total Repurchase Agreements
      (cost $5,544,000).............................               5,544,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $195,449,062)@..........................      96.7%  200,193,301
   Other assets less liabilities....................       3.3     6,822,363
                                                     ---------  ------------
   NET ASSETS --                                         100.0% $207,015,664
                                                     =========  ============

--------
#    Security represents an investment in an affiliated company; see Note 7.
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Fund has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $17,062,841 representing 8.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   Denominated in United States dollars unless otherwise indicated
VRR --Value Recovery Right
AUD --Australian Dollar
BRL --Brazilian Real
CAD --Canadian Dollar
EUR --Euro
GBP --Pound Sterling
JPY --Japanese Yen
MXN --Mexican Peso
PLN --Polish Zloty
SEK --Swedish Krona
ZAR --South African Rand
@    See Note 5 for cost of investments on a tax basis.
(1)  Commercial Mortgage-Backed Security
(2) Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2005.
(4)  Interest only
(5)  Collateralized Mortgage Obligation
(6)  Bond in default.
(7)  Fair valued security; see Note 2.
(8) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(9)  Company has filed for chapter 11 bankruptcy protection.
(10) PIK ("Payment-in-Kind") Security. Payment made with additional securities in lieu of cash.
(11) See Note 2 for details of Joint Repurchase Agreement.
(12) Illiquid Security
(13) Security is a "step-up" preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of September 30, 2005.

        SunAmerica Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)

(14) To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2005, the Strategic Bond Fund held the following restricted securities:

                          Acquisition        Acquisition Market     % of
     Name                    Date     Shares    Cost     Value   Net Assets
     ----                 ----------- ------ ----------- ------- ----------
     Rent-Way, Inc. 8.00%
      Preferred Stock.... 05/29/2003      3    $25,000   $29,202    0.02%
     Rent-Way, Inc. 8.00%
      Preferred Stock.... 05/19/2003      1     10,000    11,681    0.01
     Shreveport Gaming
      Holdings, Inc...... 07/29/2005  2,047     47,128    47,128    0.02
     Shreveport Gaming
      Holdings, Inc...... 07/21/2005    394      9,073     9,071    0.00
                                                         -------    ----
                                                         $97,082    0.05%
                                                         =======    ====

(15) Security is subject to litigation, the outcome of which is still to be determined.
(16) Subsequent to 09/30/05 bond in default.

Open Forward Foreign Currency Contracts

                                                         Gross
                 Contract         In        Delivery   Unrealized
                to Deliver   Exchange For     Date    Appreciation
              ------------------
              *AUD 3,500,000 USD 2,664,630 11/04/2005   $ 19,730
              *USD 2,664,630 AUD 3,500,000 11/04/2005     25,840
              *EUR 7,700,000 USD 9,269,956 11/04/2005    197,261
                                                        --------
                                                        $242,831
                                                        --------

                                                                 Gross
                 Contract           In            Delivery     Unrealized
                to Deliver     Exchange For         Date      Depreciation
              ----------------------
              *USD 5,658,285   EUR   4,700,000   11/04/2005    $(164,485)
                                                               ---------
                   Net Unrealized Appreciation (Depreciation)  $  78,346
                                                               =========

--------
* Represents open forward currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.
AUD --Australian Dollar
EUR --Euro
USD --United States Dollar

See Notes to Financial Statements

        SunAmerica High Yield Bond Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                     Telecommunications.............  18.3%
                     Financial Services.............  12.5
                     Broadcasting & Media...........  11.2
                     Utilities......................  11.2
                     Leisure & Tourism..............  10.1
                     Energy Sources.................   6.6
                     Forest Products................   4.0
                     Automative.....................   3.7
                     Chemicals......................   3.3
                     Energy Services................   3.2
                     Business Services..............   2.7
                     Food, Beverage & Tobacco.......   2.4
                     Health Services................   2.4
                     Medical Products...............   2.4
                     Real Estate Investment Trusts..   2.1
                     Pharmaceuticals................   1.6
                     Machinery......................   1.4
                     Retail.........................   1.4
                     Metals & Mining................   1.2
                     Retail Stores..................   1.2
                     Transportation.................   1.2
                     Computer Software..............   1.1
                     Electronics....................   1.0
                     Communication Equipment........   0.8
                     Insurance......................   0.7
                     Restaurants....................   0.6
                     Household & Personal Products..   0.5
                     Aerospace & Military Technology   0.4
                     Internet Content...............   0.4
                     Building Materials.............   0.3
                     Conglomerate...................   0.3
                     Computers & Business Equipment.   0.2
                                                     -----
                                                     110.4%
                                                     =====

Credit Quality+#

                               BB........  19.7%
                               B.........  38.5
                               CCC.......  25.4
                               CC........   0.9
                               C.........   1.0
                               Below C...   0.4
                               Not Rated@  14.1
                                          -----
                                          100.0%
                                          =====

--------
*  Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating or, the rating is unavailable from the data source.
+  Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         BONDS & NOTES -- 81.3%
         Aerospace & Military Technology -- 0.4%
           DeCrane Aircraft Holdings
            Guaranteed Sr. Sub. Notes, Series B
            12.00% due 09/30/08................. $1,700,000 $1,020,000
                                                            ----------
         Automotive -- 3.0%
           Cooper-Standard Automotive, Inc.
            Sr. Sub. Notes
            8.38% due 12/15/14..................    830,000    697,200
           Dana Corp.
            Sr. Notes
            5.85% due 01/15/15..................  1,825,000  1,431,497
           Diamond Triumph Auto Glass, Inc.
            Guaranteed Sr. Sub. Notes
            9.25% due 04/01/08(1)(7)............    820,000    574,000
           Dura Operating Corp.
            Sr. Notes
            8.63% due 04/15/12..................    961,000    855,290
           Exide Corp.
            Term Loan
            10.00% due 03/15/25+(1)(7)..........  1,650,000          0
           Ford Motor Co.
            Notes
            7.45% due 07/16/31..................  2,725,000  2,125,500
           Nationsrent, Inc.
            Sr. Unsec. Notes
            9.50% due 05/01/15..................    900,000    936,000
           Navistar International Corp.
            Sr. Notes, Series B
            6.25% due 03/01/12..................    145,000    137,750
           Stanadyne Corp.
            Sr. Sub. Notes
            10.00% due 08/15/14.................    475,000    470,250
                                                            ----------
                                                             7,227,487
                                                            ----------
         Broadcasting & Media -- 8.9%
           Adelphia Communications Corp.
            Sr. Notes
            10.25% due 06/15/11+(2)(3)..........    825,000    627,000
           Affinity Group, Inc.
            Sr. Sub. Notes
            9.00% due 02/15/12..................  1,400,000  1,400,000
           CCO Holdings, LLC
            Sr. Notes
            8.75% due 11/15/13..................    675,000    666,563
           Charter Communications Holdings, LLC
            Sr. Notes
            9.63% due 11/15/09..................  2,525,000  2,146,250
           Charter Communications Holdings, LLC
            Sr. Disc. Notes
            9.92% due 04/01/11(4)...............  3,825,000  2,763,562
           Charter Communications Holdings, LLC
            Sr. Notes
            10.25% due 01/15/10.................    375,000    311,250
           Charter Communications Holdings, LLC
            Sr. Notes
            10.75% due 10/01/09.................  2,075,000  1,826,000
           Charter Communications Holdings, LLC
            Sr. Notes
            11.13% due 01/15/11.................  2,375,000  1,828,750


                                               Principal    Value
                  Security Description          Amount     (Note 2)
           ---------------------------------------------------------
           Broadcasting & Media (continued)
             Fisher Communications, Inc.
              Sr. Notes
              8.63% due 09/15/14.............. $1,550,000 $ 1,654,625
             Haights Cross Operating Co.
              Guaranteed Sr. Notes
              11.75% due 08/15/11.............  1,075,000   1,177,125
             Insight Communications Co., Inc.
              Sr. Sub. Disc. Notes
              12.25% due 02/15/11(4)..........  1,300,000   1,326,000
             Paxson Communications Corp.
              Guaranteed Sr. Sub. Notes
              12.25% due 01/15/09(4)..........  2,650,000   2,570,500
             Telex Communications, Inc.
              Sr. Sec. Notes
              11.50% due 10/15/08.............    300,000     320,250
             Young Broadcasting, Inc.
              Guaranteed Sr. Sub. Notes
              8.75% due 01/15/14..............  1,050,000     931,875
             Young Broadcasting, Inc.
              Guaranteed Sr. Sub. Notes
              10.00% due 03/01/11.............  2,300,000   2,173,500
                                                          -----------
                                                           21,723,250
                                                          -----------
           Building Materials -- 0.3%
             Dayton Superior Corp.
              Sr. Sec. Notes
              10.75% due 09/15/08.............    800,000     808,000
                                                          -----------
           Business Services -- 2.7%
             Alderwoods Group, Inc.
              Sr. Notes
              7.75% due 09/15/12..............    425,000     446,250
             Associated Materials, Inc.
              Sr. Sub. Notes
              9.75% due 04/15/12..............    575,000     556,312
             Di Finance Subordinated, LLC
              Sr. Sub. Notes
              9.50% due 02/15/13*.............    675,000     705,375
             FTI Consulting, Inc.
              Sr. Notes
              7.63% due 06/15/13*.............    425,000     433,500
             Mobile Mini, Inc.
              Sr. Notes
              9.50% due 07/01/13..............    575,000     635,375
             Monitronics International, Inc.
              Sr. Sub. Notes
              11.75% due 09/01/10.............    950,000     959,500
             Seitel, Inc.
              Sr. Notes
              11.75% due 07/15/11.............  1,450,000   1,609,500
             Service Corp. International
              Sr. Notes
              6.75% due 04/01/16..............    400,000     402,000
             Service Corp. International
              Sr. Notes
              7.00% due 06/15/17*.............    850,000     858,500
                                                          -----------
                                                            6,606,312
                                                          -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                 Principal    Value
                   Security Description           Amount     (Note 2)
          ------------------------------------------------------------
          BONDS & NOTES (continued)
          Chemicals -- 2.0%
            BCI US Finance Corp.
             Sr. Sec. Notes
             9.10% due 07/15/10*(5)............. $  700,000 $  707,000
            Equistar Chemicals LP
             Notes
             8.75% due 02/15/09.................    375,000    390,000
            Equistar Chemicals LP
             Sr. Notes
             10.63% due 05/01/11................  1,225,000  1,335,250
            Phosphate Resource Partners LP
             Sr. Notes
             7.00% due 20/15/08.................    725,000    741,312
            Rockwood Specialties Group
             Sr. Sub. Notes
             7.50% due 11/15/14*................    925,000    897,250
            Rockwood Specialties, Inc.
             Sr. Sub. Notes
             10.63% due 05/15/11................    292,000    318,280
            Westlake Chemical Corp.
             Sr. Notes
             8.75% due 07/15/11.................    471,000    507,503
                                                            ----------
                                                             4,896,595
                                                            ----------
          Communication Equipment -- 0.8%
            Rural Cellular Corp.
             Sr. Sub. Notes
             9.75% due 01/15/10.................  1,875,000  1,893,750
                                                            ----------
          Computer Software -- 1.1%
            Solar Capital Corp.
             Sr. Notes
             9.13% due 08/15/13*................    825,000    854,906
            Sungard Data Systems, Inc.
             Sr. Sub. Notes
             10.25% due 08/15/15*...............    925,000    936,563
            Unisys Corp.
             Sr. Notes
             8.00% due 10/15/12.................  1,000,000    982,500
                                                            ----------
                                                             2,773,969
                                                            ----------
          Computers & Business Equipment -- 0.2%
            Activant Solutions, Inc.
             Sr. Notes
             9.50% due 04/01/10*(5).............    550,000    561,000
                                                            ----------
          Conglomerate -- 0.3%
            Carriage Services, Inc.
             Sr. Notes
             7.88% due 01/15/15.................    684,000    707,940
                                                            ----------
          Electronics -- 0.7%
            Advanced Micro Devices, Inc.
             Sr. Notes
             7.75% due 11/01/12.................    975,000    999,375
            Sanmina-Sci Corp.
             Sr. Sub. Notes
             6.75% due 03/01/13.................    625,000    593,750
                                                            ----------
                                                             1,593,125
                                                            ----------


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
     ---------------------------------------------------------------------
     Energy Services -- 1.0%
       Hanover Compressor Co.
        Sub. Notes
        zero coupon due 03/31/07.................... $  125,000 $   112,500
       Oslo Seismic Services, Inc.
        1st Mtg. Notes
        8.28% due 06/01/11..........................  1,807,797   1,888,127
       Pride International, Inc.
        Sr. Notes
        7.38% due 07/15/14..........................    350,000     380,187
                                                                -----------
                                                                  2,380,814
                                                                -----------
     Energy Sources -- 5.8%
       Belden & Blake Corp.
        Sec. Notes
        8.75% due 07/15/12..........................    450,000     470,250
       Calpine Corp.
        Sec. Notes
        8.75% due 07/15/13*.........................  2,910,000   2,058,825
       Chesapeake Energy Corp.
        Sr. Notes
        6.25% due 01/15/18..........................  1,150,000   1,127,000
       Chesapeake Energy Corp.
        Sr. Notes
        6.63% due 01/15/16..........................    175,000     177,188
       Citgo Petroleum Corp.
        Sr. Notes
        6.00% due 10/15/11..........................    550,000     550,000
       Colorado Interstate Gas Co.
        Debentures
        6.85% due 06/15/37..........................  1,000,000   1,010,380
       Encore Acquisition Co.
        Sr. Sub. Notes
        6.00% due 07/15/15*.........................    550,000     536,250
       Encore Acquisition Co.
        Sr. Sub. Notes
        6.25% due 04/15/14..........................    300,000     298,500
       EXCO Resources, Inc.
        Guaranteed Notes
        7.25% due 01/15/11..........................    650,000     672,750
       Grant Prideco, Inc.
        Sr. Notes
        6.13% due 08/15/15*.........................    275,000     277,750
       Hilcorp Finance Co.
        Sr. Notes
        10.50% due 09/01/10*........................  1,625,000   1,787,500
       Mission Energy Holding Co.
        Sr. Sec. Notes
        13.50% due 07/15/08.........................  2,925,000   3,444,187
       Newfield Exploration Co.
        Sr. Sub. Notes
        6.63% due 09/01/14..........................    675,000     702,000
       Roseton Danskammer
        Guaranteed Pass-Thru Certificates, Series B
        7.67% due 11/08/16..........................  1,075,000   1,069,625
                                                                -----------
                                                                 14,182,205
                                                                -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                    Principal    Value
                 Security Description                Amount     (Note 2)
     --------------------------------------------------------------------
     BONDS & NOTES (continued)
     Financial Services -- 12.5%
       AAC Group Holding Corp.
        Sr. Notes
        10.25% due 10/01/12*...................... $ 1,025,000 $   738,000
       Affinity Group, Inc.
        Sr. Sub. Notes
        10.00% due 02/15/15*......................     950,000   1,026,000
       Borden U.S. Finance Corp.
        Sr. Sec. Notes
        9.00% due 07/15/14*.......................     800,000     812,000
       Chukchansi Economic Development Authority
        Sr. Notes
        14.50% due 06/15/09*......................   3,225,000   3,886,125
       Consolidated Communications Holdings, Inc.
        Sr. Notes
        9.75% due 04/01/12........................     945,000   1,006,425
       ESI Tractebel Acquisition Corp.
        Guaranteed Bonds
        7.99% due 12/30/11........................     763,000     800,238
       General Motors Acceptance Corp.
        Notes
        6.07% due 12/01/14(5).....................   2,475,000   2,080,769
       General Motors Acceptance Corp.
        Notes
        6.75% due 12/01/14........................     295,000     256,604
       General Motors Acceptance Corp.
        Bonds
        8.00% due 11/01/31........................  10,430,000   9,107,153
       MedCath Holdings Corp.
        Sr. Notes
        9.88% due 07/15/12........................     875,000     953,750
       Muzak, LLC/Muzak Finance Corp.
        Guaranteed Sr. Sub. Notes
        9.88% due 03/15/09........................     525,000     263,156
       Nexstar Finance Holdings, LLC
        Guaranteed Sr. Disc. Notes
        11.38% due 04/01/13(4)....................   1,925,000   1,424,500
       NGC Corp. Capital Trust,
        Series B Guaranteed Sub. Notes, Series B
        8.32% due 06/01/27........................   5,400,000   4,846,500
       PCA, LLC
        Sr. Notes
        11.88% due 08/01/09.......................   2,000,000     525,000
       PX Escrow Corp.
        Sr. Disc. Notes
        9.63% due 02/01/06(4).....................   2,175,000   2,123,344
       Terra Capital, Inc.
        Guaranteed Sr. Sec. Notes
        11.50% due 06/01/10.......................     671,000     768,295
                                                               -----------
                                                                30,617,859
                                                               -----------
     Food, Beverage & Tobacco -- 2.4%
       Alliance One International, Inc.
        Sr. Sub. Notes
        12.75% due 11/15/12*......................   1,100,000   1,006,500
       Le Natures, Inc.
        Sr. Sub. Notes
        10.00% due 06/15/13*......................     475,000     513,000


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          -----------------------------------------------------------
          Food, Beverage & Tobacco (continued)
            North Atlantic Holding Co., Inc.
             Sr. Disc. Notes
             12.25% due 03/01/14(4)............. $2,050,000 $  410,000
            North Atlantic Trading Co., Inc.
             Sr. Notes
             9.25% due 03/01/12.................    650,000    487,500
            Stater Brothers Holdings, Inc.
             Sr. Notes
             8.13% due 06/15/12.................  1,075,000  1,061,563
            Wornick Co.
             Sr. Sec. Notes
             10.88% due 07/15/11................  2,325,000  2,388,937
                                                            ----------
                                                             5,867,500
                                                            ----------
          Forest Products -- 3.4%
            Boise Cascade, LLC
             Sr. Notes
             6.47% due 10/15/12(5)..............  1,225,000  1,221,937
            Caraustar Industries, Inc.
             Guaranteed Sr. Sub. Notes
             9.88% due 04/01/11.................    300,000    297,000
            Constar International, Inc.
             Sr. Notes
             7.17% due 11/15/05*................    625,000    579,688
            Crown Cork & Seal Co., Inc.
             Debentures
             8.00% due 04/15/23.................  1,900,000  1,869,125
            FiberMark, Inc.
             Sr. Notes
             9.38% due 10/15/06+(2).............  3,275,000  2,333,437
            FiberMark, Inc.
             Sr. Notes
             10.75% due 04/15/11+(2)............    750,000    571,875
            Pliant Corp.
             Sr. Sec. Notes
             11.13% due 09/01/09................    590,000    507,400
            Pliant Corp.
             Sr. Sub. Notes
             13.00% due 06/01/10(10)............  1,725,000    819,375
                                                            ----------
                                                             8,199,837
                                                            ----------
          Health Services -- 2.4%
            Concentra Operating Corp.
             Sr. Sub. Notes
             9.13% due 06/01/12.................    675,000    702,000
            Concentra Operating Corp.
             Sr. Sub. Notes
             9.50% due 08/15/10.................    250,000    261,875
            Genesis Healthcare Corp.
             Sr. Sub. Notes
             8.00% due 10/15/13.................    475,000    511,813
            Pediatric Services Of America, Inc.
             Guaranteed Sr. Sub. Notes
             10.00% due 04/15/08(1).............    200,000    202,000
            Psychiatric Solutions, Inc.
             Sr. Sub. Notes
             7.75% due 07/15/15*................    433,000    447,073

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                               Principal    Value
                  Security Description          Amount     (Note 2)
            -------------------------------------------------------
            BONDS & NOTES (continued)
            Health Services (continued)
              Team Health, Inc.
               Sr. Sub. Notes
               9.00% due 04/01/12............. $1,300,000 $1,378,000
              Tenet Healthcare Corp.
               Sr. Notes
               6.50% due 06/01/12.............     25,000     23,312
              Tenet Healthcare Corp.
               Notes
               7.38% due 02/01/13.............    500,000    473,750
              Tenet Healthcare Corp.
               Sr. Notes
               9.25% due 02/01/15*............    750,000    757,500
              Triad Hospitals, Inc.
               Sr. Sub. Notes
               7.00% due 11/15/13.............    575,000    582,187
              US Oncology, Inc.
               Sr. Sub. Notes
               10.75% due 08/15/14............    475,000    532,000
                                                          ----------
                                                           5,871,510
                                                          ----------
            Insurance -- 0.3%
              Crum & Forster Holdings Corp.
               Sr. Notes
               10.38% due 06/15/13............    775,000    846,688
                                                          ----------
            Internet Content -- 0.4%
              Spheris, Inc.
               Sr. Sub. Notes
               11.00% due 12/15/12*...........    975,000    940,875
                                                          ----------
            Leisure & Tourism -- 8.4%
              American Airlines, Inc.
               Pass-Thru Certificates, Series
               2001-1, Class A2
               6.82% due 05/23/11.............  2,350,000  2,156,390
              Atlas Air, Inc.
               Pass-Thru Certificates, Series
               1999-1, Class B
               7.63% due 01/02/15+(2).........  5,437,354  4,521,819
              Atlas Air, Inc.
               Pass-Thru Certificates, Series
               2000-1
               8.71% due 01/02/19.............  1,079,258  1,117,841
              Atlas Air, Inc.
               Pass-Thru Certificates, Series
               1999-1, Class C
               8.77% due 01/02/11+(2).........    574,341    313,412
              Atlas Air, Inc.
               Pass-Thru Certificates Series
               2000-1, Class B
               9.06% due 07/02/17.............  1,301,358  1,201,596
              Continental Airlines, Inc.
               Pass-Thru Certificates, Series
               1999-1, Class C
               6.95% due 08/02/09.............    660,591    578,868
              Continental Airlines, Inc.
               Pass-Thru Certificates, Series
               1999-2, Class C1
               7.73% due 03/15/11.............    340,319    282,293


                                               Principal    Value
                  Security Description          Amount     (Note 2)
           ---------------------------------------------------------
           Leisure & Tourism (continued)
             Delta Airlines, Inc.
              Notes
              8.30% due 12/15/29(2)(3)+....... $2,450,000 $   441,000
             Delta Airlines, Inc.
              Sr. Notes
              9.50% due 11/18/08*(2)(3)+......    500,000     375,000
             Delta Airlines, Inc.
              Sr. Notes
              10.00% due 08/15/08(2)(3)+......  3,000,000     540,000
             Eldorado Casino Shreveport Joint
              1st Mtg. Notes
              10.00% due 08/01/12.............  1,750,881   1,661,148
             Eldorado Resorts, LLC
              Sr. Notes
              9.00% due 04/15/14(1)...........  2,675,000   2,675,000
             Riviera Holdings Corp.
              Guaranteed Sr. Notes
              11.00% due 06/15/10#............    800,000     864,000
             True Temper Sports, Inc.
              Guaranteed Sr. Sub. Notes
              8.38% due 09/15/11..............  1,000,000     930,000
             Turning Stone Casino Resort
              Sr. Notes
              9.13% due 12/15/10*.............    600,000     624,000
             Waterford Gaming, LLC
              Sr. Notes
              8.63% due 09/15/12*.............  1,120,000   1,192,800
             Worldspan LP
              Sr. Notes
              10.04% due 02/15/11*(5).........  1,175,000   1,034,000
                                                          -----------
                                                           20,509,167
                                                          -----------
           Machinery -- 0.7%
             Dresser Rand Group, Inc.
              Sr. Sub. Notes
              7.38% due 11/01/14*.............    683,000     708,613
             Huntsman Advanced Materials, LLC
              Sr. Sec. Notes
              11.00% due 07/15/10.............    525,000     588,000
             Magnachip Semiconductor SA
              Sr. Sub. Notes
              8.00% due 12/15/14..............    525,000     483,000
             Venture Holdings Co., LLC
              Guaranteed Sr. Sub. Notes
              11.00% due 06/01/07+(2)(3)......    550,000       1,375
                                                          -----------
                                                            1,780,988
                                                          -----------
           Medical Products -- 2.4%
             Amerisourcebergen Corp.
              Sr. Notes
              5.88% due 09/15/15*.............  1,375,000   1,357,813
             CDRV Investors, Inc.
              Sr. Notes
              9.63% due 01/01/15(4)...........  1,975,000   1,125,750
             Encore Med IHC, Inc.
              Sr. Sub. Notes
              9.75% due 10/01/12..............    625,000     621,875

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         ------------------------------------------------------------
         BONDS & NOTES (continued)
         Medical Products (continued)
           Inverness Medical Innovations, Inc.
            Sr. Sub. Notes
            8.75% due 02/15/12.................. $1,400,000 $1,421,000
           Mylan Labs, Inc.
            Sr. Notes
            5.75% due 08/15/10*.................    200,000    200,250
           Mylan Labs, Inc.
            Sr. Notes
            6.38% due 08/15/15*.................    500,000    500,625
           Universal Hospital Services, Inc.
            Sr. Notes
            10.13% due 11/01/11.................    700,000    717,500
                                                            ----------
                                                             5,944,813
                                                            ----------
         Metals & Mining -- 1.2%
           AK Steel Corp.
            Guaranteed Notes
            7.88% due 02/15/09..................    300,000    291,000
           Allegheny Technologies, Inc.
            Notes
            8.38% due 12/15/11..................    600,000    645,000
           Chaparrel Steel Co.
            Sr. Notes
            10.00% due 07/15/13*................    500,000    527,500
           CSN Islands IX Corp.
            Guaranteed Notes
            10.00% due 01/15/15*................    500,000    556,250
           CSN Islands VIII Corp.
            Guaranteed Sr. Notes
            9.75% due 12/16/13*.................    675,000    749,250
           Renco Metals, Inc.
            Guaranteed Sr. Notes
            11.50% due 07/01/49+(1)(2)(3)(7)(8).  2,150,000          0
           Ryerson Tull, Inc.
            Sr. Notes
            8.25% due 12/15/11..................    275,000    267,438
                                                            ----------
                                                             3,036,438
                                                            ----------
         Pharmaceuticals -- 0.3%
           Curative Health Services, Inc.
            Sr. Notes
            10.75% due 05/01/11.................  1,125,000    720,000
                                                            ----------
         Real Estate Investment Trusts -- 1.8%
           National Health Investors, Inc.
            Notes
            7.30% due 07/16/07..................  1,120,000  1,148,311
           Senior Housing Properties Trust
            Sr. Notes
            8.63% due 01/15/12..................  1,075,000  1,195,938
           Trustreet Properties, Inc.
            Sr. Notes
            7.50% due 04/01/15..................  1,925,000  1,968,312
                                                            ----------
                                                             4,312,561
                                                            ----------
         Restaurants -- 0.6%
           Restaurant Co.
            Sr. Notes
            10.00% due 10/01/13*................    250,000    240,000


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
         -------------------------------------------------------------
         Restaurants (continued)
           Sbarro, Inc.
            Sr. Notes
            11.00% due 09/15/09................. $1,225,000 $ 1,218,875
                                                            -----------
                                                              1,458,875
                                                            -----------
         Retail -- 0.7%
           Rent-Way, Inc.
            Sr. Notes
            11.88% due 06/15/10(7)..............  1,500,000   1,650,000
                                                            -----------
         Retail Stores -- 0.9%
           Acco Brands Corp.
            Sr. Sub. Notes
            7.63% due 08/15/15*.................    425,000     420,750
           Collins & Aikman Floor Cover
            Guaranteed Sr. Notes
            9.75% due 02/15/10..................    730,000     704,450
           Prestige Brands, Inc.
            Sr. Sub. Notes, Series B
            9.25% due 04/15/12..................    250,000     256,250
           Saks, Inc.
            Guaranteed Notes
            9.88% due 10/01/11..................    725,000     801,125
                                                            -----------
                                                              2,182,575
                                                            -----------
         Telecommunications -- 6.5%
           American Cellular Corp.,
            Series B Sr. Notes
            10.00% due 08/01/11.................  3,100,000   3,379,000
           Cincinnati Bell, Inc.
            Sr. Notes
            7.00% due 02/15/15..................    275,000     265,375
           Cincinnati Bell, Inc.
            Notes
            7.25% due 06/15/23..................    225,000     210,375
           Cincinnati Bell, Inc.
            Sr. Sub. Notes
            8.38% due 01/15/14..................    375,000     369,375
           ICO North America, Inc.
            Sr. Sec. Notes
            7.50% due 08/15/09(1)(7)............  1,075,000   1,155,625
           LCI International, Inc.
            Sr. Notes
            7.25% due 06/15/07..................  7,725,000   7,531,875
           Qwest Corp.
            Debentures
            7.25% due 10/15/35..................  1,375,000   1,220,312
           Triton PCS, Inc.
            Guaranteed Sr. Notes
            8.50% due 06/01/13..................    650,000     619,125
           US West Communications, Inc.
            Debentures
            7.50% due 06/15/23..................    250,000     228,125
           Valor Telecommunications Enterprises
            Sr. Notes
            7.75% due 02/15/15..................    900,000     873,000
                                                            -----------
                                                             15,852,187
                                                            -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                Principal     Value
                 Security Description            Amount      (Note 2)
        --------------------------------------------------------------
        BONDS & NOTES (continued)
        Transportation -- 0.9%
          Petroleum Helicopters, Inc.
           Guaranteed Sr. Notes, Series B
           9.38% due 05/01/09.................. $  275,000 $    292,188
          Progress Rail Services Corp.
           Sr. Notes
           7.75% due 04/01/12*.................    825,000      839,437
          Ultrapetrol Bahamas, Ltd.
           1st Preferred Ship Mtg. Notes
           9.00% due 11/24/14..................  1,100,000    1,013,375
                                                           ------------
                                                              2,145,000
                                                           ------------
        Utilities -- 8.3%
          AES Corp.
           Sr. Sub. Debentures
           8.88% due 11/01/27..................  1,525,000    1,662,250
          Cincinnati Bell Telephone Co.
           Guaranteed Notes
           7.18% due 12/15/23..................    375,000      375,938
          Cincinnati Bell Telephone Co.
           Guaranteed Notes
           7.20% due 11/29/23..................  1,525,000    1,496,406
          El Paso Natural Gas Co.
           Sr. Notes
           7.63% due 08/01/10..................    725,000      753,836
          El Paso Natural Gas Co.
           Debentures
           8.63% due 01/15/22..................  2,125,000    2,430,180
          El Paso Production Holding Co.
           Guaranteed Sr. Notes
           7.75% due 06/01/13..................  3,325,000    3,474,625
          Ferrellgas L. P.
           Sr. Notes
           6.75% due 05/01/14..................  1,300,000    1,241,500
          Mirant Corp.
           Sr. Notes
           7.90% due 07/15/09*+(2)(3)..........  3,525,000    4,291,687
          Pacific Energy Partners LP
           Sr. Notes
           6.25% due 09/15/15*.................    350,000      350,875
          Pacific Energy Partners LP
           Sr. Notes
           7.13% due 06/15/14..................    850,000      881,875
          Reliant Energy, Inc.
           Notes
           9.50% due 07/15/13..................    500,000      552,500
          Transcontinental Gas Pipe Line Corp.
           Sr. Notes
           8.88% due 07/15/12..................    725,000      845,531
          Williams Cos, Inc.
           Notes
           7.88% due 09/01/21..................  1,675,000    1,842,500
                                                           ------------
                                                             20,199,703
                                                           ------------
        Total Bonds & Notes
           (cost $199,116,247).................             198,511,023
                                                           ------------


                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      -------------------------------------------------------------------
      CONVERTIBLE BONDS -- 3.9%
      Energy Services -- 0.1%
        Unisource Energy Corp.
         4.50% due 03/01/35*....................... $   200,000 $  209,500
                                                                ----------
      Leisure & Tourism -- 1.1%
        Six Flags, Inc.
         4.50% due 05/15/15........................   2,135,000  2,692,769
                                                                ----------
      Pharmaceuticals -- 0.2%
        Elan Capital Corp.
         6.50% due 11/10/08(7).....................     425,000    576,427
                                                                ----------
      Utilities -- 2.5%
        Calpine Corp.
         4.75% due 11/15/23........................  10,550,000  5,749,750
        Calpine Corp.
         7.75% due 06/01/15........................     400,000    338,000
                                                                ----------
                                                                 6,087,750
                                                                ----------
      Total Convertible Bonds
         (cost $11,088,784)........................              9,566,446
                                                                ----------
      FOREIGN BONDS & NOTES -- 8.2%
      Broadcasting & Media -- 1.7%
        Corp. Interamericana De Entretenimiento SA
         Sr. Notes
         8.88% due 06/14/15*.......................     825,000    810,563
        Telenet Group Holding NV
         Sr. Disc. Notes
         11.50% due 06/15/14*(4)...................   4,225,000  3,453,937
                                                                ----------
                                                                 4,264,500
                                                                ----------
      Chemicals -- 1.3%
        Nova Chemicals Corp.
         Sr. Notes
         6.50% due 01/15/12........................     850,000    825,562
        Rhodia SA
         Sr. Sub. Notes
         8.88% due 06/01/11........................   2,475,000  2,338,875
                                                                ----------
                                                                 3,164,437
                                                                ----------
      Electronics -- 0.3%
        Celestica, Inc.
         Sr. Sub. Notes
         7.63% due 07/01/13........................     350,000    349,125
        STATS ChipPAC Ltd.
         Sr. Notes
         6.75% due 11/15/11........................     325,000    315,250
                                                                ----------
                                                                   664,375
                                                                ----------
      Energy Sources -- 0.8%
        North America Energy Partners, Inc.
         Sr. Notes
         8.75% due 12/01/11........................     525,000    498,750
        North America Energy Partners, Inc.
         Sr. Notes
         9.00% due 06/01/10........................   1,300,000  1,339,000
                                                                ----------
                                                                 1,837,750
                                                                ----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        ---------------------------------------------------------------
        FOREIGN BONDS & NOTES (continued)
        Forest Products -- 0.6%
          Abitibi-Consolidated, Inc.
           Debentures
           8.55% due 08/01/10.................... $1,475,000 $ 1,500,813
                                                             -----------
        Household & Personal Products -- 0.1%
          Vitro Envases Norteamerica SA
           Sr. Sec. Notes
           10.75% due 07/23/11*..................    225,000     229,500
                                                             -----------
        Insurance -- 0.4%
          Fairfax Financial Holdings, Ltd.
           Notes
           8.25% due 10/01/15....................    950,000     902,500
                                                             -----------
        Leisure & Tourism -- 0.5%
          Grupo Posadas SA de CV
           Sr. Notes
           8.75% due 10/04/11*...................  1,075,000   1,150,250
                                                             -----------
        Metals & Mining -- 0.0%
          International Utility Structures, Inc.
           Sr. Sub. Notes
           10.75% due 02/01/08+(1)(2)(7).........  2,150,000      43,000
          Vitro SA de CV
           Notes
           11.75% due 11/01/13*..................     75,000      69,750
                                                             -----------
                                                                 112,750
                                                             -----------
        Pharmaceuticals -- 1.1%
          Elan Finance, PLC
           Sr. Notes
           7.75% due 11/15/11*...................  1,700,000   1,496,000
          Elan Finance, PLC
           Sr. Notes
           7.79% due 11/15/11*(5)................  1,225,000   1,081,062
                                                             -----------
                                                               2,577,062
                                                             -----------
        Retail -- 0.7%
          Jean Coutu Group, Inc.
           Sr. Sub. Notes
           8.50% due 08/01/14....................  1,725,000   1,716,375
                                                             -----------
        Transportation -- 0.3%
          TFM SA de CV
           Sr. Notes
           9.38% due 05/01/12*...................    775,000     837,000
                                                             -----------
        Utilities -- 0.4%
          AES Chivor
           Notes
           9.75% due 12/30/14*...................    875,000     980,438
          AES Drax Energy, Ltd.
           Sec. Notes
           11.50% due 08/30/10+(2)...............  4,460,000       4,460
                                                             -----------
                                                                 984,898
                                                             -----------
        Total Foreign Bonds & Notes
           (cost $23,797,921)....................             19,942,210
                                                             -----------


                                                                  Value
                  Security Description                 Shares    (Note 2)
     ---------------------------------------------------------------------
     LOAN AGREEMENTS -- 1.1%
     Automotive -- 0.7%
       Delphi Corp.
        10.70% due 06/14/11.......................... 1,745,625 $ 1,782,583
                                                                -----------
     Household & Personal Products -- 0.4%
       Vitro Envases Norteamerica SA
        10.08% due 11/24/05(7)....................... 1,000,000   1,007,500
                                                                -----------
     Total Loan Agreements
        (cost $2,787,083)............................             2,790,083
                                                                -----------
     COMMON STOCK -- 15.6%
     Broadcasting & Media -- 0.6%
       Charter Communications, Inc.+................. 1,000,000   1,500,000
                                                                -----------
     Energy Services -- 2.1%
       Trico Marine Services, Inc.+..................   187,500   5,015,625
                                                                -----------
     Energy Sources -- 0.0%
       Tri-Union Development Corp.+(1)(7)............     1,061          11
       Tribo Petroleum Corp.+*(1)(7).................     1,800          18
                                                                -----------
                                                                         29
                                                                -----------
     Leisure & Tourism -- 0.1%
       Capital Gaming International, Inc.+(1)(7).....        77           0
       Shreveport Gaming Holdings, Inc.+(1)(7)(9)....    14,150     325,775
                                                                -----------
                                                                    325,775
                                                                -----------
     Machinery -- 0.7%
       NES Rentals Holding, Inc.+....................   150,124   1,651,364
                                                                -----------
     Real Estate Investment Trusts -- 0.3%
       Meristar Hospitality Corp.+...................    91,550     835,852
                                                                -----------
     Telecommunications -- 11.8%
       iPCS, Inc.+...................................   344,285  14,322,256
       IWO Holdings, Inc.+(1)........................   346,094  14,535,948
                                                                -----------
                                                                 28,858,204
                                                                -----------
     Total Common Stock
        (cost $15,685,318)...........................            38,186,849
                                                                -----------
     PREFERRED STOCK -- 0.3%
     Broadcasting & Media -- 0.0%
       Ono Finance, PLC zero coupon+(1)(7)...........       500           0
                                                                -----------
     Retail Stores -- 0.3%
       GNC Corp.12.00%(6)............................       725     536,500
       Rent-Way, Inc. 8.00%(1)(7)(9).................        13     151,851
                                                                -----------
                                                                    688,351
                                                                -----------
     Total Preferred Stock
        (cost $859,350)..............................               688,351
                                                                -----------
     WARRANTS+ -- 0.0%
     Broadcasting & Media -- 0.0%
       Knology Holdings, Inc.
        Expires 10/15/07 (strike price $0.10)*(1)....     4,500       1,125
                                                                -----------
     Business Services -- 0.0%
       Maxim Crane Works Holdings, Inc.
        Expires 01/20/10 (strike price $30.05)(1)(7).     1,587           0
       Maxim Crane Works Holdings, Inc.
        Expires 01/20/10 (strike price $33.04)(1)(7).     1,619           0
       Maxim Crane Works Holdings, Inc.
        Expires 01/20/10 (strike price $31.58)(1)(7).     1,182           0
                                                                -----------
                                                                          0
                                                                -----------

        SunAmerica High Yield Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)



                                                                 Value
                   Security Description                Shares   (Note 2)
     ---------------------------------------------------------------------
     WARRANTS (continued)
     Telecommunications -- 0.0%
       GT Group Telecom, Inc.
        Expires 02/01/10 (strike price $0.00)*(1)(7).. 2,650            27
       KMC Telecom Holdings, Inc.
        Expires 01/31/08 (strike price $0.01)(1)(7)... 3,650             0
       Leap Wireless International, Inc.
        Expires 04/15/10 (strike price $96.80)*(1)(7). 2,250             0
       Leap Wireless International, Inc.
        Expires 04/15/10 (strike price $96.80)*(1)(7). 1,950             0
                                                              ------------
                                                                        27
                                                              ------------
     Total Warrants
        (cost $1,333,505).............................               1,152
                                                              ------------
     Total Investment Securities --
        (cost $254,668,208)...........................         269,686,114
                                                              ------------
     TOTAL INVESTMENTS --
        (cost $254,668,208)@.......................... 110.4%  269,686,114
     Liabilities in excess of other assets............ (10.4)  (25,466,257)
                                                       -----  ------------
     NET ASSETS --                                     100.0% $244,219,857
                                                       =====  ============

--------
+  Non-income producing security
#  Security represents an investment in an affiliated company; see Note 7.
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Fund has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of these securities was $45,609,200 representing 18.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@  See Note 5 for cost of investments on a tax basis.
(1)Fair valued security; see Note 2.
(2)Bond in default.
(3)Company has filed for Chapter 11 bankruptcy protection.
(4)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(5)Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2005.
(6)PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
(7)Illiquid security.
(8)Security is subject to litigation, the outcome of which is still to be determined.
(9)To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2005, the High Yield Bond Fund held the following restricted securities:

                                                                    % of
                           Acquisition        Acquisition  Market   Net
      Name                    Date     Shares    Cost      Value   Assets
      ----                 ----------- ------ ----------- -------- ------
      Rent-Way, Inc. 8.00%
       Preferred Stock.... 05/29/2003      10  $100,000   $116,808  0.05%
      Rent-Way, Inc. 8.00%
       Preferred Stock.... 05/14/2004       3  $ 30,000   $ 35,043  0.01%
      Shreveport Gaming
       Holdings, Inc...... 07/29/2005  11,829   272,336    272,339  0.11
      Shreveport Gaming
       Holdings, Inc...... 07/21/2005   2,321    53,448     53,436  0.02
                                                          --------  ----
                                                          $477,626  0.19%
                                                          ========  ====

(10) Subsequent to 09/30/05 bond in default.

See Notes to Financial Statements

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO PROFILE -- September 30, 2005 -- (unaudited)

Industry Allocation*

                              Ohio.......... 18.4%
                              California.... 11.3
                              Massachusetts. 10.3
                              Michigan...... 10.3
                              New York......  8.4
                              Missouri......  8.1
                              Alabama.......  6.9
                              Indiana.......  5.3
                              New Mexico....  5.3
                              South Dakota..  3.3
                              Michigan......  3.2
                              Arizona.......  2.9
                              Washington....  2.2
                              South Carolina  2.0
                              Connecticut...  0.6
                              North Carolina  0.3
                              Georgia.......  0.2
                                             ----
                                             99.0%
                                             ====

Credit Quality+#

                                   AAA  80.9%
                                   AA.   3.3
                                   A..  11.5
                                   BBB   4.3
                                       -----
                                       100.0%
                                       =====

--------
*  Calculated as a percentage on net assets.
+  Sources Standard & Poors.
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
   ------------------------------------------------------------------------
   MUNICIPAL BONDS -- 90.4%
   Alabama -- 6.9%
     Jefferson County, Alabama Sewer,
      Capital Improvement, Series D,
      5.25% due 02/01/26(1).......................... $4,500,000 $ 4,968,270
                                                                 -----------
   Arizona -- 2.9%
     Phoenix, Arizona Civic Improvement Corp.
      Wastewater Systems Revenue, Junior Lien,
      5.00% due 07/01/28(1)..........................  2,000,000   2,105,420
                                                                 -----------
   California -- 11.3%
     California State, Variable Purpose,
      5.50% due 04/01/28.............................  2,500,000   2,745,025
     East Bay California Municipal Utility District,
      Water Systems Revenue, Sub. Series A,
      5.00% due 06/01/29(1)..........................  2,000,000   2,104,720
     San Francisco California Bay Area Rapid Transit
      District Sales Tax Revenue,
      Series A,
      5.00% due 07/01/18(1)..........................  3,000,000   3,239,850
                                                                 -----------
                                                                   8,089,595
                                                                 -----------
   Georgia -- 0.2%
     Georgia Municipal Electric Authority,
      Power Revenue, Series Y,
      6.40% due 01/01/13(1)..........................     85,000      98,117
     Georgia Municipal Electric Authority,
      Power Revenue, Series Y,
      6.40% due 01/01/09(1)..........................     60,000      66,015
                                                                 -----------
                                                                     164,132
                                                                 -----------
   Indiana -- 5.3%
     Indiana Transportation Finance Authority
      Highway Revenue, Series A,
      5.25% due 06/01/26(1)..........................  3,500,000   3,766,805
                                                                 -----------
   Massachusetts -- 10.3%
     Massachusetts State Water Resources Authority,
      Series A,
      5.00% due 08/01/24(1)..........................  3,910,000   4,150,230
     University Massachusetts Building Authority
      Project Revenue, Series 4,
      5.25% due 11/01/27(1)..........................  3,000,000   3,235,500
                                                                 -----------
                                                                   7,385,730
                                                                 -----------
   Michigan -- 10.3%
     Detroit Michigan Sewage Disposal Revenue
      Series A
      6.00% due 07/01/07(1)..........................  3,000,000   3,150,690
     Kent Hospital Finance Authority Michigan
      Revenue Refunding Spectrum Health
      Series B
      5.00% due 07/15/11.............................  2,000,000   2,134,020
     Michigan State Building Authority Revenue,
      Refunding Facilities Program, Series I,
      5.00% due 10/15/07(1)..........................  2,000,000   2,077,300
                                                                 -----------
                                                                   7,362,010
                                                                 -----------
   Missouri -- 7.8%
     Sikeston, Missouri, Electric Revenue,
      6.20% due 06/01/10(1)..........................  5,000,000   5,611,600
                                                                 -----------

                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
   -------------------------------------------------------------------------
   New Mexico -- 5.3%
     New Mexico Finance Authority Transportation,
      Sr. Lien Series A,
      5.25% due 06/15/21(1)...........................  3,500,000   3,799,670
                                                                  -----------
   New York -- 8.4%
     New York State Thruway Authority Highway &
      Bridge, Series B,
      5.00% due 04/01/18(1)........................... $2,500,000 $ 2,697,775
     New York, New York, Series D,
      5.00% due 11/01/28..............................  2,000,000   2,070,740
     Niagara Falls, New York Public Improvement,
      General Obligation,
      7.50% due 03/01/13(1)...........................    445,000     552,013
     Niagara Falls, New York, Public Improvement,
      General Obligation,
      7.50% due 03/01/14(1)...........................    555,000     702,003
                                                                  -----------
                                                                    6,022,531
                                                                  -----------
   Ohio -- 18.4%
     Cincinnati, Ohio City School District, Classroom
      Facilities Construction & Improvement,
      5.00% due 12/01/24(1)...........................  3,000,000   3,162,000
     Cuyahoga County, Ohio Revenue, Cleveland
      Clinic Health Systems, Series A,
      5.75% due 01/01/24..............................  2,000,000   2,198,720
     Franklin County, Ohio Hospital Revenue,
      OhioHealth Corp., Series C,
      5.25% due 05/15/23..............................  3,000,000   3,203,250
     Olentangy Local School District Ohio, School
      Facilities Construction & Improvement,
      Series A,
      5.25% due 12/01/27(1)...........................  3,250,000   3,495,310
     Woodridge, Ohio Local School District,
      General Obligation,
      6.80% due 12/01/14(1)...........................  1,000,000   1,171,240
                                                                  -----------
                                                                   13,230,520
                                                                  -----------
   South Dakota -- 3.3%
     South Dakota State Health & Educational
      Facilities Revenue, McKennan Hospital,
      6.25% due 07/01/10(1)...........................  2,120,000   2,373,404
                                                                  -----------
   Total Long-Term Investment Securities
      (cost $61,363,765)..............................             64,879,687
                                                                  -----------
   SHORT-TERM INVESTMENT SECURITIES -- 8.6%
   Connecticut -- 0.6%
     Connecticut State Housing Finance Authority,
      Mortgage Housing Finance, Subseries B-2,
      2.78% due 10/06/05(1)(2)........................    400,000     400,000
                                                                  -----------
   Michigan -- 3.2%
     Michigan State Housing Development Authority,
      Rental Housing Revenue, Series A,
      2.78% due 10/05/05(1)(2)........................  2,295,000   2,295,000
                                                                  -----------
   Missouri -- 0.3%
     Missouri Higher Education Loan Authority,
      Student Loan Revenue, Series B,
      2.79% due 10/05/05(1)(2)........................    200,000     200,000
                                                                  -----------

        SunAmerica Tax Exempt Insured Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2005 -- (unaudited)
        (continued)

                                                    Principal    Value
                 Security Description                Amount     (Note 2)
     --------------------------------------------------------------------
     SHORT-TERM INVESTMENT SECURITIES (continued)
     North Carolina -- 0.3%
       Charlotte North Carolina Certificates
        Participation, Governmental Facilities,
        Series F,
        2.75% due 10/06/05(2).....................    200,000      200,000
                                                               -----------
     South Carolina -- 2.0%
       Piedmont Municipal Power Agency South
        Carolina Electric Revenue, Refunding
        Subseries B6,
        2.72% due 10/05/05(1)(2).................. $1,450,000  $ 1,450,000
                                                               -----------
     Washington -- 2.2%
       Washington State Health Care Facilities
        Authority Revenue, Virginia Mason Medical
        Center, Series B,
        2.93% due 10/03/05(1)(2)..................  1,600,000    1,600,000
                                                               -----------
     Registered Investment Companies -- 0.0%
       SSGA Tax Free Money Market Fund............      8,836        8,836
                                                               -----------
     Total Short-Term Investment Securities
        (cost $6,153,836).........................               6,153,836
                                                               -----------
     TOTAL INVESTMENTS --
        (cost $67,517,601)@.......................       99.0%  71,033,523
     Other assets less liabilities................        1.0      746,374
                                                   ----------  -----------
     NET ASSETS --                                      100.0% $71,779,897
                                                   ==========  ===========

--------
@  See Note 5 for cost of investment on a tax basis.
(1)All or part of this security is insured by the Financial Security Assurance ("FSA"), Financial Guaranteed Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), or American Municipal Bond Assurance Corp. ("AMBAC"). The aggregate value is $58,472,932 or 81.5% of Net Assets.
(2)Variable rate security -- the rate reflected is as of September 30, 2005; maturity date reflects next reset date.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited)

Note 1. Organization

   SunAmerica Income Funds is an open-end diversified management investment company organized as a Massachusetts business trust (the "Trust"). It currently consists of six different investment series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica Core Bond Fund, SunAmerica U.S. Government Securities Fund, SunAmerica GNMA Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund and SunAmerica Tax Exempt Insured Fund. The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objectives for each of the Funds are as follows:

   Core Bond Fund seeks a high level of current income consistent with relative safety of capital by the active trading of investment-grade fixed-income securities, or in securities issued or guaranteed by the U.S. Government and mortgage-backed or asset-backed securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of securities of high credit quality, issued or guaranteed by the U.S. government, or any agency or instrumentality thereof without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   GNMA Fund seeks current income, with capital appreciation as a secondary objective by the active trading of mortgage-backed securities of high credit quality issued or guaranteed by the Government National Mortgage Association
   (GNMA) without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade bonds (which may include "junk bonds"), U.S. Government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's assets plus borrowing for investment purposes will be invested in bonds.

   High Yield Bond Fund seeks a high level of total return by the active trading of below-investment grade U.S. and foreign junk bonds (rated below Baa by Moody's and below BBB by S&P) without regard to the maturities of such securities and bank debt. For purposes of this policy, bonds include fixed-income securities other than short-term commercial paper and preferred stock. Under normal market conditions, at least 80% of the Funds assets plus borrowing for investment purposes will be invested in such securities.

   Tax Exempt Insured Fund seeks as high a level of current income exempt from federal income taxes as is consistent with preservation of capital by investing, under normal market conditions, at least 80% of its assets in municipal bonds, the income of which is exempt from federal income taxes, and that are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004, Class II shares were redesignated as Class C shares.

   Class I, Class Z, and Class X are offered at net asset value per share. These classes are offered exclusively to participants in certain employee retirement plans and other programs. Effective December 29, 2003, Class I shares of the GNMA Fund and High Yield Bond Fund are no longer being offered for sale. Effective September 24, 2004, Class I shares of the Strategic Bond Fund are no longer being offered for sale. Effective July 11, 2005, Class X shares of the GNMA Fund are no longer being offered for sale.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I, Class X and Class Z.

   Indemnifications: Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

   Security Valuations: Shares of the Fund are valued at least daily as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m. Eastern time). The Fund calculates the net asset value of its shares by dividing the total value of its net assets by the number of shares outstanding. The days and times of such computation may, in the future, be changed by the Trustees in the event that the portfolio securities are traded in significant amounts in markets other than the New York Stock Exchange, or on days or at times other than those during which the New York Stock Exchange is open for trading.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   At September 30, 2005, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund                Percentage Interest Principal Amount
----                ------------------- ----------------
GNMA Fund..........        12.46%         $10,604,000
Strategic Bond Fund         0.64              544,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank & Trust Co., dated September 30, 2005, bearing interest at a rate of 3.05% per annum, with a principal amount of $85,086,000, a repurchase price of $85,107,626 and a maturity date of October 3, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral  Interest Rate Maturity Date Principal Amount Market Value
------------------  ------------- ------------- ---------------- ------------
U.S. Treasury Notes      3.13%      10/15/08      $ 3,460,000    $ 3,412,425
U.S. Treasury Notes      3.25       08/15/07       14,060,000     13,901,825
U.S. Treasury Notes      3.38       12/15/08        5,760,000      5,673,600
U.S. Treasury Notes      4.00       09/30/07       62,140,000     61,984,650
U.S. Treasury Bonds     10.38       11/15/12        1,565,000      1,819,313

   In addition, at September 30, 2005, the following Funds held a percentage of an undivided interest in a joint repurchase agreement with UBS Securities,
   LLC:

Fund                Percentage Interest Principal Amount
----                ------------------- ----------------
GNMA Fund..........        45.00%         $90,000,000
Strategic Bond Fund         2.50            5,000,000

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities, LLC, dated September 30, 2005, bearing interest at a rate of 3.30% per annum, with a principal amount of $200,000,000, a repurchase price of $200,055,000, and a maturity date of October 3, 2005. The repurchase agreement is collateralized by the following:

Type of Collateral                  Interest Rate Maturity Date Principal Amount Market Value
------------------                  ------------- ------------- ---------------- ------------
U.S. Treasury Inflation Index Bonds     3.63%       04/15/28      $ 23,933,000   $ 38,502,214
U.S. Treasury Inflation Index Bonds     3.88        04/15/29       100,000,000    165,500,000

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable and tax exempt) to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   Investment Securities Loaned: During the six months ended September 30, 2005, U.S. Government Securities Fund and GNMA Fund participated in securities lending with qualified brokers. In lending portfolio securities to brokers the Funds receive cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Funds may use the cash collateral received to invest in short-term investments which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Funds net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the six months ended September 30, 2005, $747 of broker rebates were reclassified to interest expense for the U.S. Government Securities Fund. As with other extensions of credit, should the borrower of the securities fail financially, the Funds may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement.

   At September 30, 2005 there were no loaned securities outstanding in the U.S. Government Securities Fund or the GNMA Fund.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


   Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On the settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Short Sales: Each Fund may engage in "short sales against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the High Yield Bond Fund ("Fund") may sell a security it does not own in anticipation of a decline in the market value of that security "short sales." To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement.

   The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

   Mortgage-Backed Dollar Rolls: During the six months ended September 30,
   2005, the Core Bond Fund, U.S. Government Securities Fund and GNMA Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. GNMA Fund had TBA Rolls outstanding at period-end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


   Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement.
   In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SAAMCo furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SAAMCo and its affiliates.

   The Funds pay SAAMCo a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                            Management
                                          Assets               Fees
                                --------------------------- ----------
Core Bond Fund.................           $0 - $200 million   0.600%
                                (greater than) $300 million   0.525
                                (greater than) $500 million   0.475
U.S. Government Securities Fund           $0 - $200 million   0.650
                                (greater than) $200 million   0.620
                                (greater than) $400 million   0.550
GNMA Fund......................            $0 - $25 million   0.550
                                 (greater than) $25 million   0.500
                                 (greater than) $50 million   0.450
Strategic Bond Fund............           $0 - $350 million   0.650
                                (greater than) $350 million   0.600
High Yield Bond Fund...........           $0 - $200 million   0.750
                                (greater than) $200 million   0.720
                                (greater than) $400 million   0.550
Tax Exempt Insured Fund........           $0 - $350 million   0.500
                                (greater than) $350 million   0.450

   The Core Bond Fund, Strategic Bond Fund, High Yield Bond Fund and Tax Exempt Insured Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SAAMCo. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SAAMCo. AIGGIC receives the following fees from SAAMCo., based upon each Fund's average daily net assets:

                                             Sub-advisory Fees
                              -----------------------------------------------
                              Core Bond Strategic Bond High Yield  Tax Exempt
Assets                          Fund         Fund      Bond Fund  Insured Fund
------                        --------- -------------- ---------- ------------
$0 - $200 million............   0.25%        0.35%        0.45%       0.25%
  (greater than) $200 million   0.20         0.25         0.35        0.22
  (greater than) $500 million   0.15         0.20         0.30        0.15

   Effective September 1, 2004, SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below.

Fund              Percentage
----              ----------
Core Bond Class A    1.10%
Core Bond Class B    1.75

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)

Fund                    Percentage
----                    ----------
Core Bond Class C......    1.75%
Core Bond Class I......    1.00
Core Bond Class Z......    0.53
Strategic Bond Class A.    1.40
Strategic Bond Class B.    2.05
Strategic Bond Class C.    2.05
High Yield Bond Class A    1.36
High Yield Bond Class B    2.01
High Yield Bond Class C    2.01
High Yield Bond Class Z    0.79

   Effective September 1, 2004, SAAMCo is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratios for the following classes do not exceed the amounts set forth below.

Fund                                    Percentage
----                                    ----------
U.S. Government Securities Fund Class A    0.99%
U.S. Government Securities Fund Class B    1.64
U.S. Government Securities Fund Class C    1.64
GNMA Fund Class A......................    0.99
GNMA Fund Class B......................    1.64
GNMA Fund Class C......................    1.64
Tax Exempt Insured Fund Class C........    1.95

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


   For the six months ended September 30, 2005, SAAMCo has agreed to reimburse expenses as follows:

Fund                                Amount
----                               --------
Core Bond Class A................. $104,705
Core Bond Class B.................    8,990
Core Bond Class C.................   13,432
Core Bond Class I.................      765
Core Bond Class Z.................    8,115
U.S. Government Securities Class A  323,016
U.S. Government Securities Class B   59,337
U.S. Government Securities Class C   30,789
GNMA Class A......................  211,318
GNMA Class B......................   78,457
GNMA Class C......................   49,014
GNMA Class X......................       --
Strategic Bond Class A............       --
Strategic Bond Class B............      179
Strategic Bond Class C............      528
High Yield Bond Class A...........   98,255
High Yield Bond Class B...........   40,953
High Yield Bond Class C...........   41,601
High Yield Bond Class Z...........   20,804
Tax Exempt Insured Class A........       --
Tax Exempt Insured Class B........       --
Tax Exempt Insured Class C........    8,000

--------

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or "Distributor"), an affiliate of the Adviser. Each Fund, has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of each class of shares of each Fund have adopted Distribution Plans, hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives payments from the Funds at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for, include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Fund may also pay the Distributor an account maintenance and service fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended September 30, 2005, SACS received fees (see the Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders. For the six months ended September 30, 2005, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended September 30, 2005, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                              Class A                    Class B
                               -------------------------------------- --------------
                                                                        Contingent
                                Sales     Affiliated   Non-affiliated Deferred Sales
Fund                           Charges  Broker-dealers Broker-dealers    Charges
----                           -------- -------------- -------------- --------------
U.S. Government Securities.... $ 24,341    $ 5,400        $ 15,317       $ 36,799
GNMA..........................   88,392     30,495          43,230        215,476
Strategic Bond................  431,798     74,484         283,249         51,998
High Yield Bond...............  226,116     30,204         157,660        129,408
Core Bond.....................   10,569      3,925           4,681          4,932
Tax Exempt Insured............   18,216      7,070           7,861         20,890

                                  Class C
                               --------------
                                 Contingent
                               Deferred Sales
Fund                              Charges
----                           --------------
U.S. Government Securities....    $   811
GNMA..........................      7,179
Strategic Bond................      6,016
High Yield Bond...............     16,506
Core Bond.....................         46
Tax Exempt Insured............        152

   The Trust has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Except for Class Z shares the Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 2005 the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                Payable at
                                   Expenses September 30, 2005
                                   -------- ------------------
Core Bond Class A................. $188,896      $31,147
Core Bond Class B.................    5,476          898
Core Bond Class C.................    4,779          751
Core Bond Class I.................    1,534          251
U.S. Government Securities Class A  191,251       30,618
U.S. Government Securities Class B   28,984        4,565
U.S. Government Securities Class C   10,862        1,683
GNMA Fund Class A.................  372,941       60,773
GNMA Fund Class B.................  108,394       16,909
GNMA Fund Class C.................   59,324        9,201
GNMA Fund Class X.................      766           --
Strategic Bond Class A............   84,284       16,952
Strategic Bond Class B............   44,402        7,683
Strategic Bond Class C............   56,108       11,409
High Yield Bond Class A...........  171,723       32,446
High Yield Bond Class B...........   64,657       10,501
High Yield Bond Class C...........   72,574       12,560
Tax Exempt Insured Class A........   67,007       10,740
Tax Exempt Insured Class B........    9,402        1,427
Tax Exempt Insured Class C........    6,410          978

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


   At September 30, 2005, affiliate funds of the SunAmerica Focused Funds, Inc. owned 93%, 7%, 49% and 5% of the outstanding Class A shares of Core Bond Fund, U.S. Government Securities Fund, GNMA Fund, and High Yield Bond Fund, respectively. At September 30, 2005, AIGGIC, an indirect wholly owned subsidiary of AIG, owned 100% of the outstanding Class Z shares of the Core Bond Fund and the High Yield Bond Fund.

Note 4. Purchases and Sales of Investment Securities

   The aggregate cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2005 were as follows:

                                                      U.S.
                                         Core      Government                                         Tax Exempt
                                         Bond      Securities      GNMA      Strategic    High Yield   Insured
                                         Fund         Fund         Fund      Bond Fund    Bond Fund      Fund
                                     ------------ ------------ ------------ ------------ ------------ -----------
Purchases (excluding U.S. government
 securities)........................ $135,208,429 $         -- $         -- $131,624,800 $100,736,920 $29,051,259
Sales (excluding U.S. government
 securities)........................  116,290,015           --           --   73,234,316  157,401,987  33,880,526
Purchases of U.S. government
 securities.........................   69,429,049  377,607,595  328,554,755   57,198,826           --          --
Sales of U.S. government securities.   80,432,657  359,444,191  336,303,318   36,933,082           --          --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, Fund mergers, treatment of defaulted securities and derivative transactions.

                                     Distributable Earnings                     Tax Distributions
                                For the year ended March 31, 2005       For the year ended March 31, 2005
                           ------------------------------------------  ------------------------------------
                                          Long-term       Unrealized
                            Ordinary    Gains/Capital    Appreciation   Ordinary     Long-term
Fund                         Income   Loss Carryforward (Depreciation)   Income    Capital Gains Tax Exempt
----                       ---------- ----------------- -------------- ----------- ------------- ----------
Core Bond................. $  142,616   $    (829,951)   $(1,772,744)  $ 8,948,407  $2,408,211   $       --
U.S. Government Securities    204,257      (8,261,085)    (3,082,198)    7,670,802          --           --
GNMA......................  1,981,521         175,792     (3,451,608)   14,716,823          --           --
Strategic Bond............    898,394     (31,658,823)     3,121,797     6,802,946          --           --
High Yield Bond...........    584,405    (108,983,290)    13,407,456    25,444,795          --           --
Tax Exempt Insured........     67,635         307,430      3,404,127       543,743     516,966    2,496,568

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                U.S.
                                                  Core       Government                                              Tax Exempt
                                                  Bond       Securities       GNMA        Strategic    High Yield     Insured
                                                  Fund          Fund          Fund        Bond Fund    Bond Fund        Fund
                                              ------------  ------------  ------------  ------------  ------------  -----------
Cost......................................... $196,560,732  $208,198,089  $631,660,897  $195,185,341  $252,572,133  $67,521,596
                                              ============  ============  ============  ============  ============  ===========
Appreciation.................................    2,161,462     1,658,012       827,053     9,956,858    33,483,262    3,531,856
Depreciation.................................   (2,447,986)   (2,985,014)   (4,592,687)   (4,948,898)  (17,726,865)     (19,929)
                                              ------------  ------------  ------------  ------------  ------------  -----------
Unrealized appreciation (depreciation) -- net $   (286,524) $ (1,327,002) $ (3,765,634) $  5,007,960  $ 15,756,397  $ 3,511,927
                                              ============  ============  ============  ============  ============  ===========

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


   As of March 31, 2005, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                  Capital Loss Carryforward
                           ------------------------------------------------------------------------
Fund                          2007       2008        2009        2010        2011     2012   2013
----                       ---------- ----------- ----------- ----------- ----------- ---- --------
Core Bond................. $       -- $        -- $        -- $        -- $        -- $--  $829,951
U.S. Government Securities    997,836   7,263,249          --          --          --  --        --
Strategic Bond............  4,743,799   4,808,434   5,601,470   6,464,175  10,040,945  --        --
High Yield Bond...........         --  16,495,916  11,242,842  32,249,552  48,994,980  --        --

   Included in the capital loss carryforward amounts at March 31, 2005 are the amounts of losses acquired from the following acquired Funds as a result of the reorganizations of the North American Funds ("NA Funds") on November 7, 2001.

North American U.S. Government Securities Fund $  997,836
North American Strategic Income Fund..........  4,735,632
North American High Yield Bond Fund...........  8,284,211

   As a result of reorganizations into some of these Funds during the period ended March 31, 2002, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

   The Fund's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2005:

                                Capital Loss
Fund                              Utilized
----                            ------------
U.S. Government Securities Fund $   380,510
GNMA Fund......................     333,039
Strategic Bond Fund............   4,611,883
High Yield Bond Fund...........  10,252,262

   As of March 31, 2005, U.S. Government Securities Fund had $832,102 of capital loss carryforwards that expired.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each series were as follows:

                                                               Core Bond Fund
                   ---------------------------------------------------------------------------------------------------
                                          Class A                                            Class B
                   ---------------------------------------------------   ---------------------------------------------
                            For the                                             For the
                       six months ended                For the             six months ended             For the
                      September 30, 2005             year ended           September 30, 2005           year ended
                          (unaudited)              March 31, 2005             (unaudited)            March 31, 2005
                   ------------------------  -------------------------   -------------------   -----------------------
                     Shares       Amount        Shares        Amount      Shares     Amount      Shares        Amount
                   ----------  ------------  ----------   ------------   -------   ---------   --------    -----------
Shares sold.......    847,123* $  8,663,729*  4,080,810** $ 41,782,506**  59,025   $ 602,697     75,896    $   777,468
Reinvested shares.    348,246     3,569,119     820,201      8,427,158     5,794      59,233     16,776        171,948
Shares redeemed...   (902,362)   (9,246,152) (1,771,439)   (18,067,712)  (72,713)*  (742,890)* (143,212)**  (1,463,512)**
                   ----------  ------------  ----------   ------------   -------   ---------   --------    -----------
Net increase
 (decrease).......    293,007  $  2,986,696   3,129,572   $ 32,141,952    (7,894)  $ (80,960)   (50,540)   $  (514,096)
                   ==========  ============  ==========   ============   =======   =========   ========    ===========

                                                               Core Bond Fund
                   ---------------------------------------------------------------------------------------------------
                                         Class C+                                            Class I
                   ---------------------------------------------------   ---------------------------------------------
                            For the                                             For the
                       six months ended                For the             six months ended             For the
                      September 30, 2005             year ended           September 30, 2005           year ended
                          (unaudited)              March 31, 2005             (unaudited)            March 31, 2005
                   ------------------------  -------------------------   -------------------   -----------------------
                     Shares       Amount        Shares        Amount      Shares     Amount      Shares        Amount
                   ----------  ------------  ----------   ------------   -------   ---------   --------    -----------
Shares sold.......     33,521  $    342,822      92,653   $    949,365    14,501   $ 148,471     51,056    $   524,372
Reinvested shares.      5,580        57,114      19,166        196,692     2,905      29,802     10,987        112,886
Shares redeemed...   (108,209)   (1,105,617)   (150,429)    (1,541,314)  (19,392)   (198,649)  (217,983)    (2,213,708)
                   ----------  ------------  ----------   ------------   -------   ---------   --------    -----------
Net increase
 (decrease).......    (69,108) $   (705,681)    (38,610)  $   (395,257)   (1,986)  $ (20,376)  (155,940)   $(1,576,450)
                   ==========  ============  ==========   ============   =======   =========   ========    ===========

                                      Core Bond Fund
                   ---------------------------------------------------
                                          Class Z
                   ---------------------------------------------------
                            For the
                       six months ended                For the
                      September 30, 2005             year ended
                          (unaudited)              March 31, 2005
                   ------------------------  -------------------------
                     Shares       Amount        Shares        Amount
                   ----------  ------------  ----------   ------------
Shares sold.......         --  $         --          --   $         --
Reinvested shares.     34,253       351,381     225,039      2,309,447
Shares redeemed... (1,206,409)  (12,300,000) (4,558,155)   (46,800,000)
                   ----------  ------------  ----------   ------------
Net increase
 (decrease)....... (1,172,156) $(11,948,619) (4,333,116)  $(44,490,553)
                   ==========  ============  ==========   ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 3,817 shares of Class B shares in the amount of $37,865 to 3,808 shares of Class A shares in the amount of $37,865.
** Includes automatic conversion of 8,993 shares of Class B shares in the amount of $91,677 to 8,970 shares of Class A shares in the amount of $91,677.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


                                                      U.S. Government Securities Fund
                ---------------------------------------------------------------------------------------------------------
                                       Class A                                               Class B
                ---------------------------------------------------   ---------------------------------------------------
                         For the                                              For the
                    six months ended                For the               six months ended                For the
                   September 30, 2005             year ended             September 30, 2005             year ended
                       (unaudited)              March 31, 2005              (unaudited)               March 31, 2005
                ------------------------  -------------------------   ----------------------   --------------------------
                  Shares       Amount        Shares        Amount       Shares      Amount        Shares         Amount
                ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Shares sold....  1,658,080* $ 15,739,767*  1,851,870** $ 17,318,940**  205,471   $ 1,950,325      270,431    $  2,539,712
Reinvested
 shares........    258,493     2,455,243     517,015      4,852,956     31,752       301,666       68,488         642,865
Shares redeemed (2,416,317)  (22,937,635) (4,914,341)   (46,091,272)  (477,190)*  (4,524,180)* (1,250,517)**  (11,737,869)**
                ----------  ------------  ----------   ------------   --------   -----------   ----------    ------------
Net increase
 (decrease)....   (499,744) $ (4,742,625) (2,545,456)  $(23,919,376)  (239,967)  $(2,272,189)    (911,568)   $ (8,555,292)
                ==========  ============  ==========   ============   ========   ===========   ==========    ============

                           U.S. Government Securities Fund
                ---------------------------------------------------
                                      Class C+
                ---------------------------------------------------
                         For the
                    six months ended                For the
                   September 30, 2005             year ended
                       (unaudited)              March 31, 2005
                ------------------------  -------------------------
                  Shares       Amount        Shares        Amount
                ----------  ------------  ----------   ------------
Shares sold....    203,128  $  1,928,492     225,967   $  2,132,586
Reinvested
 shares........     12,178       115,566      27,763        260,245
Shares redeemed   (289,206)   (2,737,546)   (762,001)    (7,152,432)
                ----------  ------------  ----------   ------------
Net increase
 (decrease)....    (73,900) $   (693,488)   (508,271)  $ (4,759,601)
                ==========  ============  ==========   ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 97,546 shares of Class B shares in the amount of $813,416 to 97,606 shares of Class A shares in the amount of $813,416.
** Includes automatic conversion of 181,948 shares of Class B shares in the amount of $1,713,174 to 182,020 shares of Class A shares in the amount of $1,713,174.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)

                                                                   GNMA Fund
                ------------------------------------------------------------------------------------------------------------
                                       Class A                                                 Class B
                ---------------------------------------------------   ------------------------------------------------------
                         For the                                                For the
                    six months ended                For the                six months ended                  For the
                   September 30, 2005             year ended              September 30, 2005               year ended
                       (unaudited)              March 31, 2005                (unaudited)                March 31, 2005
                ------------------------  -------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Shares sold....  2,064,587* $ 23,305,123*  6,894,773** $ 77,011,294**    293,123   $  3,317,577      508,758    $  5,716,800
Reinvested
 shares........    433,163     4,888,805     796,791      8,909,301       85,359        965,980      173,434       1,942,448
Shares redeemed (2,900,939)  (32,745,897) (7,168,924)   (80,162,014)  (1,299,878)*  (14,702,073)* (3,556,936)**  (39,827,017)**
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....   (403,189) $ (4,551,969)    522,640   $  5,758,581     (921,396)  $(10,418,516)  (2,874,744)   $(32,167,769)
                ==========  ============  ==========   ============   ==========   ============   ==========    ============

                                                                   GNMA Fund
                ------------------------------------------------------------------------------------------------------------
                                      Class C+                                                 Class X
                ---------------------------------------------------   ------------------------------------------------------
                         For the                                                For the
                    six months ended                For the                six months ended                  For the
                   September 30, 2005             year ended              September 30, 2005               year ended
                       (unaudited)              March 31, 2005                (unaudited)                March 31, 2005
                ------------------------  -------------------------   -------------------------   --------------------------
                  Shares       Amount        Shares        Amount        Shares        Amount        Shares         Amount
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Shares sold....    440,339  $  4,989,778     853,099   $  9,604,217        2,510   $     28,279      273,192    $  3,065,920
Reinvested
 shares........     46,759       529,803     101,604      1,138,268          821          9,297       22,436         251,259
Shares redeemed   (944,500)  (10,692,015) (3,789,770)   (42,453,144)     (93,618)    (1,057,899)    (946,348)    (10,755,314)
                ----------  ------------  ----------   ------------   ----------   ------------   ----------    ------------
Net increase
 (decrease)....   (457,402) $ (5,172,434) (2,835,067)  $(31,710,659)     (90,287)  $ (1,020,323)    (650,720)   $ (7,438,135)
                ==========  ============  ==========   ============   ==========   ============   ==========    ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 106,996 shares of Class B shares in the amount of $1,129,651 to 107,281 shares of Class A shares in the amount of $1,129,651.
** Includes automatic conversion of 130,250 shares of Class B shares in the amount of $1,464,891 to 130,598 shares of Class A shares in the amount of $1,464,891.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)

                                                             Strategic Bond Fund
                ----------------------------------------------------------------------------------------------------------
                                      Class A                                                Class B
                --------------------------------------------------   -----------------------------------------------------
                        For the                                               For the
                    six months ended               For the                six months ended                 For the
                   September 30, 2005            year ended              September 30, 2005              year ended
                      (unaudited)              March 31, 2005               (unaudited)                March 31, 2005
                -----------------------  -------------------------   ------------------------   --------------------------
                  Shares       Amount       Shares        Amount        Shares       Amount        Shares         Amount
                ----------  -----------  ----------   ------------   ----------   -----------   ----------    ------------
Shares sold.... 12,812,905* $45,135,547*  6,957,950** $ 24,096,113**  2,813,052   $ 9,877,067    3,302,013    $ 11,307,598
Reinvested
 shares........    355,624    1,255,576     532,965      1,826,684      137,829       485,740      359,941       1,230,161
Shares redeemed (2,269,846)  (7,988,971) (3,331,876)   (11,327,054)  (1,614,668)*  (5,674,367)* (3,556,677)**  (12,132,722)**
                ----------  -----------  ----------   ------------   ----------   -----------   ----------    ------------
Net increase
 (decrease).... 10,898,683  $38,402,152   4,159,039   $ 14,595,743    1,336,213   $ 4,688,440      105,277    $    405,037
                ==========  ===========  ==========   ============   ==========   ===========   ==========    ============

                                                             Strategic Bond Fund
                ----------------------------------------------------------------------------------------------------------
                                      Class C+                                               Class I
                --------------------------------------------------   -----------------------------------------------------
                        For the                                               For the
                    six months ended               For the                six months ended                 For the
                   September 30, 2005            year ended              September 30, 2005              year ended
                      (unaudited)              March 31, 2005               (unaudited)                March 31, 2005
                -----------------------  -------------------------   ------------------------   --------------------------
                  Shares       Amount       Shares        Amount        Shares       Amount        Shares         Amount
                ----------  -----------  ----------   ------------   ----------   -----------   ----------    ------------
Shares sold....  9,151,373  $32,276,623   5,570,700   $ 19,497,879           --   $        --           --    $         --
Reinvested
 shares........    155,027      548,638     243,819        839,417           --            --       29,881          99,113
Shares redeemed (1,523,555)  (5,386,989) (1,723,947)    (5,880,680)          --            --   (1,122,765)     (3,817,402)
                ----------  -----------  ----------   ------------   ----------   -----------   ----------    ------------
Net increase
 (decrease)....  7,782,845  $27,438,272   4,090,572   $ 14,456,616           --   $        --   (1,092,884)   $ (3,718,289)
                ==========  ===========  ==========   ============   ==========   ===========   ==========    ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 444,916 shares of Class B shares in the amount of $1,553,449 to 444,798 shares of Class A shares in the amount of $1,553,449.
** Includes automatic conversion of 457,044 shares of Class B shares in the amount of $1,587,294 to 456,684 shares of Class A shares in the amount of $1,587,294.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


                                                             High Yield Bond Fund
             -----------------------------------------------------------------------------------------------------------------
                                      Class A                                                   Class B
             -------------------------------------------------------   -------------------------------------------------------
                       For the                                                   For the
                  six months ended                  For the                  six months ended                  For the
                 September 30, 2005               year ended                September 30, 2005               year ended
                     (unaudited)                March 31, 2005                 (unaudited)                 March 31, 2005
             --------------------------  ---------------------------   --------------------------   --------------------------
                Shares        Amount        Shares         Amount         Shares         Amount        Shares         Amount
             -----------  -------------  -----------   -------------   -----------   ------------   ----------    ------------
Shares sold.  27,542,912* $ 121,874,566*  33,645,561** $ 144,289,277**   1,321,943   $  5,938,989    2,940,030    $ 12,724,157
Reinvested
 shares.....     606,463      2,730,156    1,222,912       5,293,782       181,736        817,277      485,730       2,096,352
Shares
 redeemed... (25,679,345)  (116,599,326) (34,116,411)   (147,909,905)   (3,132,766)*  (14,009,946)* (6,876,355)**  (29,724,616)**
             -----------  -------------  -----------   -------------   -----------   ------------   ----------    ------------
Net
 increase
 (decrease).   2,470,030  $   8,005,396      752,062   $   1,673,154    (1,629,087)  $ (7,253,680)  (3,450,595)   $(14,904,107)
             ===========  =============  ===========   =============   ===========   ============   ==========    ============

                                                             High Yield Bond Fund
             -----------------------------------------------------------------------------------------------------------------
                                     Class C+                                                   Class Z
             -------------------------------------------------------   -------------------------------------------------------
                       For the                                                   For the
                  six months ended                  For the                  six months ended                  For the
                 September 30, 2005               year ended                September 30, 2005               year ended
                     (unaudited)                March 31, 2005                 (unaudited)                 March 31, 2005
             --------------------------  ---------------------------   --------------------------   --------------------------
                Shares        Amount        Shares         Amount         Shares         Amount        Shares         Amount
             -----------  -------------  -----------   -------------   -----------   ------------   ----------    ------------
Shares sold.   3,634,962  $  16,389,291    7,504,054   $  32,828,182            --   $         --           --    $         --
Reinvested
 shares.....     218,299        986,425      475,915       2,070,792       365,067      1,619,179    1,616,351       6,993,860
Shares
 redeemed...  (4,763,645)   (21,542,848)  (5,742,182)    (25,067,974)  (18,560,165)   (81,900,000)          --              --
             -----------  -------------  -----------   -------------   -----------   ------------   ----------    ------------
Net
 increase
 (decrease).    (910,384) $  (4,167,132)   2,237,787   $   9,831,000   (18,195,098)  $(80,280,821)   1,616,351    $  6,993,860
             ===========  =============  ===========   =============   ===========   ============   ==========    ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 760,994 shares of Class B shares in the amount of $3,222,926 to 762,312 shares of Class A shares in the amount of $3,222,926.
** Includes automatic conversion of 949,983 shares of Class B shares in the amount of $4,158,286 to 951,789 shares of Class A shares in the amount of $4,158,286.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)


                                                              Tax Exempt Insured Fund
                        -------------------------------------------------------------------------------------------------
                                            Class A                                            Class B
                        ----------------------------------------------   ------------------------------------------------
                               For the                                           For the
                           six months ended             For the              six months ended              For the
                          September 30, 2005          year ended            September 30, 2005            year ended
                             (unaudited)            March 31, 2005             (unaudited)              March 31, 2005
                        ---------------------  -----------------------   ----------------------   -----------------------
                         Shares      Amount      Shares       Amount       Shares      Amount       Shares        Amount
                        --------  -----------  --------   ------------   --------   -----------   --------    -----------
Shares sold............   59,092* $   767,182*  224,481** $  2,913,673**    4,823   $    62,707     31,978    $   416,668
Reinvested shares......   42,710      554,912   143,521      1,856,004      4,450        57,855     19,131        247,355
Shares redeemed........ (400,361)  (5,197,029) (777,009)   (10,040,254)  (107,896)*  (1,398,908)* (612,542)**  (7,956,706)**
                        --------  -----------  --------   ------------   --------   -----------   --------    -----------
Net increase (decrease) (298,559) $(3,874,935) (409,007)  $ (5,270,577)   (98,623)  $(1,278,346)  (561,433)   $(7,292,683)
                        ========  ===========  ========   ============   ========   ===========   ========    ===========

                                    Tax Exempt Insured Fund
                        ----------------------------------------------
                                            Class C+
                        ----------------------------------------------
                               For the
                           six months ended             For the
                          September 30, 2005          year ended
                             (unaudited)            March 31, 2005
                        ---------------------  -----------------------
                         Shares      Amount      Shares       Amount
                        --------  -----------  --------   ------------
Shares sold............   39,918  $   517,160   104,291   $  1,344,350
Reinvested shares......    2,885       37,502     9,966       128,971,
Shares redeemed........  (70,228)    (907,067) (110,179)    (1,429,778)
                        --------  -----------  --------   ------------
Net increase (decrease)  (27,425) $  (352,405)    4,078   $     43,543
                        ========  ===========  ========   ============

--------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.
* Includes automatic conversion of 16,091 shares of Class B shares in the amount of $191,440 to 16,103 shares of Class A shares in the amount of $191,440.
** Includes automatic conversion of 104,915 shares of Class B shares in the amount of $1,365,087 to 104,980 shares of Class A shares in the amount of $1,365,087.

Note 7. Transactions with Affiliates

   As disclosed in the Portfolio of Investments, certain Funds own securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the six months ended September 30, 2005, the following Funds recorded realized gains (losses) and income on security transactions of affiliates of AIG as follows:

                                                Market                               Change in     Market
                                               Value at                     Realized Unrealized   Value at
                                               March 31,  Cost of  Proceeds  Gain/     Gain/    September 30,
Fund                   Security        Income    2005    Purchases of Sales  (Loss)    (Loss)       2005
----            ---------------------- ------- --------- --------- -------- -------- ---------- -------------
Core Bond...... Riviera Holdings Corp. $ 6,875 $138,125     $--      $--      $--     $ (3,125)   $135,000
Strategic Bond. Riviera Holdings Corp.   7,425  149,175      --       --       --       (3,375)    145,800
High Yield Bond Riviera Holdings Corp.  44,000  884,000      --       --       --      (20,000)    864,000

Note 8. Lines of Credit

   The AIG SunAmerica Family of Mutual Funds has established $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit, which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Fund's cash shortfall exceeds $100,000. For the six months ended September 30, 2005, the following Funds had borrowings:

                                                              Weighted
                              Days     Interest    Average    Average
Fund                       Outstanding Charges  Debt Utilized Interest
----                       ----------- -------- ------------- --------
U.S. Government Securities      1      $   314   $ 2,544,274    4.44%
High Yield Bond...........     38       74,160    17,636,316    3.64

   At September 30, 2005, the U.S. Government Securities and High Yield Bond Funds had balances open under the line of credit agreement of $2,544,274 and $40,303,004, respectively.

Note 9. Interfund Lending Agreement

   The Funds, pursuant to exemptive relief granted by the Securities and Exchange Commission are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2005 -- (unaudited) (continued)

   allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2005 none of the Funds participated in this program.

Note 10. Trustees Retirement Plan

   The Trustees of the SunAmerica Income Funds have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any of the AIG SunAmerica mutual funds (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years is added to each Eligible Trustee's Account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   The following amounts of the Retirement Plan liability are included in the Trustees' fees and expenses line on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                           Retirement Retirement Retirement
                              Plan       Plan       Plan
                           Liability   Expense    Payments
                           ---------- ---------- ----------
Fund                           As of September 30, 2005
----                       --------------------------------
Core Bond.................  $ 22,495    $1,033     $  471
U.S. Government Securities   100,824     1,152      5,097
GNMA......................    47,190     2,715      1,253
Strategic Bond............    24,881       573      1,178
High Yield Bond...........    46,436     1,840      1,810
Tax Exempt Insured........    30,843       412      1,432

Note 11. Other Information

   On May 26, 2005, the New York Attorney General and the New York Superintendent of Insurance filed a civil complaint against American International Group, Inc. ("AIG") as well as its former Chairman and Chief Executive Officer and former Vice Chairman and Chief Financial Officer, in the Supreme Court of the State of New York. The complaint asserts claims under New York's Martin Act and Insurance Law, among others, and makes allegations concerning certain transactions entered into by AIG and certain of its subsidiaries, but in no case involving any subsidiary engaged in providing management or administrative services to the Funds. The complaint seeks disgorgement, injunctive relief, punitive damages and costs, among other things.

   AIG is the indirect parent company and an affiliated person of the AIG SunAmerica Asset Management Corp. ("Adviser") and AIG SunAmerica Capital Services, Inc. (the "Distributor") and AIG Global Investment Corp. (the "Subadviser"). Neither the Adviser, the Distributor, the Subadviser or their respective officers and directors nor the Funds have been named in the complaint, and the complaint does not seek any penalties against them.

   In the Adviser's view, the matters alleged in the lawsuit are not material in relation to the financial position of the Adviser, the Distributor or the Subadviser or to their ability to provide their respective services to the Funds. Due to a provision in law governing the operation of mutual funds, however, if the lawsuit results in an injunction being entered against AIG, then the Adviser, the Distributor and the Subadviser will need to obtain permission from the Securities and Exchange Commission to continue to service the Funds. While the Securities and Exchange Commission has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted.

        SunAmerica Income Funds
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- September 30, 2005 -- (unaudited)

Approval of the Advisory Agreement and Subadvisory Agreements:

The Board of Trustees (the "Board"), including the Trustees that are not interested persons of SunAmerica Income Funds (the "Funds") (the "Disinterested Trustees"), last approved the Investment Advisory and Management Agreement between the Funds and AIG SunAmerica Asset Management Corp. ("SAAMCo") (the "Advisory Agreement") for a period of one year, at a meeting held on August 31, 2005. At this same meeting, the Board also approved the renewal of subadvisory agreements between SAAMCo and AIG Global Investment Company ("AIGGIC") with respect to the SunAmerica Core Bond Fund, SunAmerica Strategic Bond Fund, SunAmerica High Yield Bond Fund, and the SunAmerica Tax Exempt Insured Fund (each a "Subadvisory Agreement" and collectively the "Subadvisory Agreements").

The Board noted that the discussion and approval of the Advisory Agreement and Subadvisory Agreements at the August 31, 2005 meeting was the culmination of numerous discussions and meetings that had taken place in recent months. The Board further noted that certain members of the Board had met with senior management on numerous occasions and had in-depth discussions regarding the Funds' performance, advisory expenses and other fees.

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Board was provided with materials relating to its consideration of the Advisory Agreement. These materials assisted the Board in analyzing: (1) the nature, extent and quality of services to be provided by SAAMCo and AIGGIC, including administrative and shareholder services to be provided by SAAMCo and certain other affiliated companies; (2) the costs of services to be provided and benefits realized by SAAMCo and AIGGIC, including a comparison of fees and expense ratios of other similar funds, as well as SAAMCo's profitability and financial condition; (3) the terms of the Advisory Agreement and Subadvisory Agreements; (4) economies of scale and whether the fee levels reflect these economies of scale; (5) SAAMCo's overall organization, compliance policies and history, as well as AIGGIC's compliance policies and history; and (6) the investment performance of the Funds in their peer groups ("Peer Groups") as determined by Lipper, Inc. ("Lipper") and as compared to their relevant benchmarks and indices. Experienced counsel that is independent of SAAMCo provided advice to the Disinterested Trustees ("Independent Counsel"). In considering these factors, as described in more detail below, the Board did not identify any single factor or group of factors as being more important than the others, but considered all factors together.

Nature, Extent and Quality of Services

The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as investment manager and adviser to the Funds, manages the daily business affairs of the Funds, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies. Additionally, SAAMCo provides office space, accounting, legal, compliance, clerical and administrative services (exclusive of, and in addition to, overseeing of any such service provided by any others retained by the Funds), and has authorized its officers and employees, if elected, to serve as officers or trustees of the Funds without compensation. Finally, SAAMCo is responsible for monitoring and reviewing the activities of third-party service providers.

In making their determination regarding the nature and quality of SAAMCo's services, the Trustees considered SAAMCo's responsibility to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration of the Funds. With respect to the Funds for which SAAMCo retains the daily investment management responsibility, the Board also reviewed the experience of the portfolio managers and research staff and SAAMCo's investment style and process. With respect to the Funds for which SAAMCo has delegated daily investment management responsibilities to the Subadviser, the Board reviewed SAAMCo's level and process of monitoring the Subadviser. The Board also reviewed the performance of the Funds, the details of which are described below.

The Board also reviewed the compliance and administrative services of SAAMCo. The Board noted that SAAMCo provides and compensates a Chief Compliance Officer for the Funds, and that SAAMCo maintains a compliance staff of nine people. The Board analyzed the structure and duties of SAAMCo's accounting, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds.

The Board also considered the nature, quality and extent of services to be provided by AIGGIC. The Board considered that AIGGIC, as Subadviser is responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by each Fund which it manages. The Board reviewed AIGGIC's history, structure, size, visibility and resources which are needed to attract and retain highly qualified investment professionals. The Board

        SunAmerica Income Funds
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- September 30, 2005 -- (unaudited) (continued)

noted that AIGGIC is an affiliate of SAAMCo and is an indirect wholly owned subsidiary of American International Group ("AIG"). As such, the Board considered SAAMCo's relationship and familiarity with AIGGIC and whether this relationship could benefit the Funds and the shareholders. The Board also considered the expertise and experience of AIGGIC's portfolio managers and research staff, and their investment style and process. With respect to administrative services to be provided by the AIGGIC, the board considered that AIGGIC provides assistance in general marketing assistance and has developed internal procedures for monitoring compliance with investment objectives, policies and restrictions of the Fund as set forth in the prospectus.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and AIGGIC and that there was a reasonable basis on which to conclude that SAAMCo and AIGGIC would continue to provide a high quality of investment management services.

Fees and Expenses

The Board, including the Disinterested Trustees, reviewed information regarding the fees paid by the Funds to SAAMCo for investment advisory and management services. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of SAAMCo's services and any additional benefits received by SAAMCo or its affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the fees, the Board received reports prepared independently by Lipper detailing comparative advisory fee and other information of the Funds' peer groups as determined objectively by Lipper, and rankings within the relevant Lipper categories. The Board also received reports prepared by SAAMCo, including reports on investment management fees charged by SAAMCo to other funds it manages, and by the Board's independent counsel. In considering the reasonableness of the advisory fee, the Board reviewed a number of expense comparisons, including: (i) contractual management fees; (ii) actual total expenses; and (iii) actual and allowable 12b-1 and non-12b-1 fees. The Board also took into account that certain fee arrangements included breakpoints that will adjust the fee downward as the size of Funds increase, thereby allowing the shareholders to participate in economies of scale. The Board also reviewed the reports from the past year on soft dollar commissions, if any. These reports included information on brokers and total commissions paid for each Fund which had any soft dollar commissions. For those Funds which had commissions to report, the reports also detailed the types of research and services obtained in connection with soft dollar commissions.

Additionally, the Board reviewed the Funds' expense ratios and analyzed the expense reimbursements and net expense ratio caps contractually agreed upon by SAAMCo. The Board noted that the Core Bond Fund, Strategic Bond Fund and the High Yield Bond Fund have implemented contractual expense ratio caps. The Board compared the Funds' net expense ratios to those of other funds within their respective Peer Groups. Based upon the reports prepared by Lipper and other information provided by SAAMCo and by counsel to the Disinterested Trustees, the Board was satisfied that the fee and expense ratios of the Funds were acceptable given the quality of services expected to be provided and were comparable to the fee and expense ratios of similar funds within the same Peer Groups.

In considering the subadvisory fees, the Board, including the Disinterested Trustees, considered that the Funds pay a fee to SAAMCo pursuant to the Advisory Agreement, and that, in turn, SAAMCo rather than the Funds pay a fee to the Subadviser. Therefore, the Board considered the amount retained by SAAMCo and the fee paid to the Subadviser with respect to the different services provided. The Board also considered that the Subadvisory Agreements contain break points in the fee schedules. Therefore, the Board considered that if the Funds grew to certain asset levels, that SAAMCo would benefit by retaining a greater percentage of the fee it received from the Fund.

On the basis of the information considered, the Board was satisfied that the advisory and subadvisory fee rates were fair in light of the usual and customary charges made for services of the same nature and quality.

Costs of Services and Benefits Derived, as well as the Adviser's Profitability and Financial Condition.

The Board, including the Disinterested Trustees, considered the direct and indirect costs and benefits of SAMMCo's providing services to the Funds. The Board reviewed financial statements relating to SAAMCo's profitability and financial condition with respect to the services it provided the Funds, and considered how profit margins could affect SAAMCo's ability to attract and retain qualified investment personnel. The Board concluded that SAAMCo had a satisfactory financial condition, and that their profitability was not excessive as compared to standards set forth in applicable Court cases and other available industry information.

        SunAmerica Income Funds
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- September 30, 2005 -- (unaudited) (continued)


With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Funds are inconsequential to the analysis of the adequacy of the advisory fees, and
(2) any collateral benefits derived as a result of providing advisory services to the Funds are de minimis and do not impact upon the reasonableness of the advisory fee. The Board also considered the reputational value to SAAMCo from serving as investment adviser.

The Board also considered fees and profits , where applicable, earned by affiliates for providing other services to the Funds. The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds were not excessive.

Terms of the Advisory Agreement and Subadvisory Agreements

The Board, including the Disinterested Trustees, received a draft of the proposed Advisory Agreement and Subadvisory Agreements. The Board considered that they may be renewed from year to year, so long as their continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act and that the Agreements provide that they will terminate in the event of an assignment (as defined in the 1940 Act) or upon termination of the agreement.

In reviewing the terms of the Advisory Agreement, the Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and Officers who are employees of SAAMCo. The Board noted, however, that the Funds bear certain proxy-related expenses, where applicable. The Board also considered the termination and liability provisions of the Advisory Agreement.

With respect to the Subadvisory Agreements, the Board further considered, that under the terms of the Subadvisory Agreements, the Subadviser is not liable to the Fund, or its shareholders, for any act or omission by the Subadviser or for any losses sustained by the Fund, or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence and reckless disregard of obligations or duties. The Board also considered that the Subadvisory Agreements provide that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations.

Economies of Scale

The Board, including the Disinterested Trustees, considered whether the Funds have benefited from economies of scale and whether there is potential for future realization of economies with respect to the Funds. The Board concluded that any potential economies of scale are being shared between shareholders and SAAMCo in an appropriate manner. The Board considered that the Funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of SAAMCo as it adds labor and capital to expand the scale of operations.

The Board concluded that the advisory fee structure was reasonable and that no changes were currently necessary to further reflect economies of scale. The Board noted that it will continue to review fees, including breakpoints and expense caps in connection with contract renewals.

The Overall Organization of SAAMCo

The Trustees considered the benefit to shareholders of investing in a Fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Trustees also considered SAAMCo's experience in providing management and investment advisory services to advisory clients, including approximately 130 mutual funds (not including the Funds), and the fact that SAAMCo currently managed, advised and/or administered approximately $42 billion of assets. The Trustees also considered SAAMCo's record of compliance with each Funds' objectives, strategies and restrictions and its positive regulatory and compliance history. The Trustees also considered SAAMCo's relationships with its affiliates and the resources available to them.

Compliance

The Board considered SAAMCo's and the Subadviser's compliance and regulatory history, and inquired whether SAAMCo or the Subadviser had been the target of any regulatory actions or investigations. In addition, the Board reviewed information concerning

        SunAmerica Income Funds
        APPROVAL OF THE ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS -- September 30, 2005 -- (unaudited) (continued)

SAAMCo's compliance staff that would be responsible for providing compliance functions on behalf of the Funds. Finally, the Board reviewed the Code of Ethics of SAAMCo and the Subadviser, and determined that they contain provisions reasonably necessary to prevent fraudulent, deceptive or manipulative acts by personnel in connection with their personal transactions in securities held or to be acquired by the Funds.

Investment Performance

The Board noted that Fund performance is regularly reviewed at various periods of time throughout the year. At the Board meeting held on August 31, 2005, in connection with the approval of the continuation of the Advisory Agreement and the Subadvisory Agreements, the Board reviewed the Funds' annualized total return for the one-, two- , three-, four- , five- and ten-year periods (for those Funds that do not have ten years of performance history, the Board reviewed performance history since the Fund's inception). The Board, including the Disinterested Trustees, reviewed reports independently prepared by Lipper which showed comparative performance of the Funds against their respective benchmarks, other funds in their respective peer groups, and to appropriate indices or combination of indices.

Conclusion

After a full and complete discussion, the Board renewed the Advisory Agreement and Subadvisory Agreements with respect to the Funds for a period of one year. Based on their evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Disinterested Trustees, were satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair, and in the best interest of the Funds and its shareholders, and that the advisory fee rates provided in the Advisory Agreement are acceptable in light of the usual and customary charges made for services of similar nature and quality. In arriving at a decision to approve the continuation of the Advisory Agreement and Subadvisory Agreements, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2005 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                       Number of
                        Position     Term of                                            Funds in
        Name,          Held With    Office and                                        Fund Complex
     Address and       SunAmerica   Length of           Principal Occupations         Overseen by       Other Directorships
    Date of Birth*      Complex   Time Served(4)         During Past 5 Years           Trustee(1)       Held by Trustee(2)
---------------------- ---------- -------------- ------------------------------------ ------------ ------------------------------
Trustee

Jeffrey S. Burum        Trustee    2004-present  Founder and CEO of National               40      None
DOB: February 27, 1963                           Housing Development Corporation
                                                 (January 2000 to present); Founder,
                                                 Owner and Partner of Colonies
                                                 Crossroads, Inc. (January 2000 to
                                                 present; Owner and Managing
                                                 Member of Diversified Pacific
                                                 Development Group LLC (June
                                                 1990 to present)

Dr. Judith L. Craven    Trustee    2001-present  Retired.                                  80      Director, A.G. Belo
DOB: October 6, 1945                                                                               Corporation (1992 to present);
                                                                                                   Director, Sysco Corporation
                                                                                                   (1996 to present); Director,
                                                                                                   Luby's Inc. (1998 to present);
                                                                                                   Director, University of Texas
                                                                                                   Board of Regents
                                                                                                   (2001-Present).

William F. Devin        Trustee    2001-present  Retired.                                  80      Member of the Board of
DOB: December 30, 1938                                                                             Governors, Boston Stock
                                                                                                   Exchange (1985-Present).

Samuel M. Eisenstat     Chairman   1986-present  Attorney, solo practitioner.              50      Director, North European Oil
DOB: March 7, 1940      of the                                                                     Royalty Trust.
                        Board

Stephen J. Gutman       Trustee    1986-present  Associate Corcoran Group (Real            50      None
DOB: May 10, 1943                                Estate) (2003 to present); Partner
                                                 and Member of Managing
                                                 Directors, Beau Brummell-Soho,
                                                 LLC (licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to present).

Peter A. Harbeck(3)     Trustee    1995-present  President, CEO and Director,              89      None
DOB: January 23, 1954                            SAAMCo. (August 1995 to
                                                 present); Director, AIG SunAmerica
                                                 Capital Services, Inc. ("SACS")
                                                 (August 1993 to present); President
                                                 and CEO AIG Advisor Group, Inc.
                                                 (June 2004 to present).

William J. Shea         Trustee    2004-present  President and CEO, Conseco, Inc.          50      Chairman of the Board, Royal
DOB: February 9, 1948                            (Financial Services) (2001 to 2004);              and SunAlliance, U.S.A., Inc.
                                                 Chairman of the Board of                          (March 2005 to present);
                                                 Centennial Technologies, Inc. (1998               Director, Boston Private
                                                 to 2001); Vice Chairman, Bank                     Holdings (October 2004 to
                                                 Boston Corporation (1993 to 1998)                 present).

        SunAmerica Income Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2005 -- (unaudited) (continued)

                                                                               Number of
                    Position     Term of                                        Funds in
      Name,        Held With    Office and                                    Fund Complex
   Address and     SunAmerica   Length of         Principal Occupations       Overseen by  Other Directorships
  Date of Birth*    Complex   Time Served(4)       During Past 5 Years         Trustee(1)  Held by Trustee(2)
------------------ ---------- -------------- -------------------------------- ------------ -------------------
Officers

Vincent M. Marra   President     2003-       Senior Vice President and Chief      N/A      N/A
DOB: May 28, 1950                present     Operating Officer, SAAMCo
                                             (February 2003-present); Chief
                                             Administrative Officer, Chief
                                             Operating Officer and Chief
                                             Financial Officer, Carret & Co.,
                                             LLC (June 2002 to February
                                             2003); President and Chief
                                             Operating Officer, Bowne
                                             Digital Solutions (1999 to May
                                             2002)

Donna M. Handel    Treasurer     2002-       Senior Vice President, SAAMCo        N/A      N/A
DOB: June 25, 1966               present     (December 2004 to present);
                                             Vice President, SAAMCo (1997
                                             to December 2004); Assistant
                                             Treasurer (1993 to 2002)

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust
    (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios), AIG Series Trust (4 funds), SunAmerica Focused Alpha Growth Fund (1 fund) and SunAmerica Focused Large-Cap Fund, Inc. (1 fund).
(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940 because he is an officer and director of the advisor and a director of the principal underwriter of the Trust.
(3) Interested trustee, as defined within the Investment Company Act of 1940.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's retirement plan discussed in Note 9 of the financial statements.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

[LOGO] AIG Sun America
Mutual Funds

            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors/Trustees         Investment Adviser                       DISCLOSURE OF QUARTERLY
 Samuel M. Eisenstat                                                PORTFOLIO HOLDINGS
 Peter A. Harbeck             AIG SunAmerica Asset Management Corp. The Trust is required to
 Dr. Judith L. Craven       Harborside Financial                    file its com-plete
 William F. Devin             Center                                schedule of portfolio
 Stephen J. Gutman          3200 Plaza 5                            holdings with the U.S.
 Jeffrey S. Burum           Jersey City, NJ                         Securities and Exchange
 William J. Shea              07311-4992                            Commission for its first
                                                                    and third fiscal quarters
Officers                   Distributor                              on Form N-Q. Once filed,
 Vincent M. Marra,          AIG SunAmerica Capital                  the Trust's Form N-Q will
   President                  Services, Inc.                        be available without
 Donna M. Handel,           Harborside Financial                    charge on the
   Treasurer                  Center                                U.S. Securities and
 Michael Cheah, Vice        3200 Plaza 5                            Exchange Commission
   President                Jersey City, NJ                         website at www.sec.gov.
 Timothy P. Pettee, Vice      07311-4992                            You can also obtain
   President                                                        cop-ies of Form N-Q by
 Cynthia Gibbons, Vice     Shareholder Servicing                    (i) visiting the U.S.
   President and Chief     Agent                                    Securities and Exchange
   Compliance Officer       AIG SunAmerica Fund                     Commis-sion Public
 J. Steven Neamtz, Vice       Services, Inc.                        Reference Room in
   President                Harborside Financial                    Wash-ington DC
 Gregory N. Bressler,         Center                                (information on the
   Chief Legal Officer      3200 Plaza 5                            operation of the Public
   and Secretary            Jersey City, NJ                         Reference Room may be
 Nori L. Gabert, Vice         07311-4992                            obtained by calling
   President and                                                    1-800-SEC-0330); (ii)
   Assistant Secretary     Custodian and Transfer                   sending your re-quest and
 Thomas Lynch, Assistant   Agent                                    a duplicating fee to the
   Secretary                State Street Bank and                   U.S. Securities and
 Corey A. Issing,             Trust Company                         Exchange Commission
   Assistant Secretary      P.O. Box 419572                         Public Reference Room,
 Gregory R. Kingston,       Kansas City, MO                         Washington, DC 20549-0102
   Vice President and         64141-6572                            or (iii) sending your
   Assistant Treasurer                                              request electronically to
 Robert A. Chopyak,        VOTING PROXIES ON TRUST                  publicinfo.sec.gov.
   Assistant Treasurer     PORTFOLIO SECURITIES
                           A description of the                     PROXY VOTING RECORD ON
                           policies and proce-dures                 SUNAMERICA INCOME FUNDS
                           that the Trust uses to                   Information regarding how
                           determine how to vote                    the Trust voted proxies
                           proxies relating to                      related to securities
                           secu-rities held in the                  held in the SunAmerica
                           Fund's portfolio which is                Income Funds' dur-ing the
                           available in the Trust's                 twelve month period ended
                           State-ment of Additional                 June 30, 2005 is
                           Information, may be                      available without charge,
                           obtained without charge                  upon request, by calling
                           upon re-quest, by calling                (800) 858-8850 or on the
                           (800) 858-8850. The                      U.S. Secu-rities and
                           information is also                      Exchange Commission
                           available from the EDGAR                 web-site at
                           database on the U.S.                     http://www.sec.gov.
                           Secu-rities and Exchange
                           Commission's website at                  This report is submitted
                           http://www.sec.gov.                      solely for the general
                                                                    information of
                                                                    shareholders of the Fund.
                                                                    Distribution of this
                                                                    report to persons other
                                                                    than shareholders of the
                                                                    Fund is authorized only
                                                                    in connection with a
                                                                    currently effective
                                                                    prospectus, setting forth
                                                                    details of the Fund,
                                                                    which must precede or
                                                                    accompany this report.

                                                                    The accompanying report
                                                                    has not been audited by
                                                                    independent accountants
                                                                    and accordingly no
                                                                    opinion has been
                                                                    expressed thereon.

[LOGO] AIG Sun America
Mutual Funds


Distributed by:
AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

INSAN - 9/05

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)   (1) Not applicable.

      (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
      EXHIBIT 99.CERT.

      (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as EXHIBIT 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ Vincent M. Marra
--------------------------------
Vincent M. Marra
President

Date: December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
--------------------------------
Vincent M. Marra
President

Date: December 8, 2005

By: /s/ Donna M. Handel
--------------------------------
Donna M. Handel
Treasurer

Date: December 8, 2005